UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05309)

First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 06/30/09

Date of reporting period:  09/30/08

Item 1. Schedule of Investments.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Arizona Tax Free Fund

DESCRIPTION	PAR	VALUE s

Municipal Bonds - 95.6%
Revenue Bonds - 76.5%
Continuing Care Retirement Communities - 9.6%
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 ¸	$200	$229
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	400	305
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	87
Maricopa County Industrial Development Authority, Senior Living Health Care Revenue, Immanuel Care, Series A (GNMA)
4.850%, 08/20/2026	750	659
5.000%, 08/20/2035	1,000	882
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	200	190
		2,352

Education - 10.0%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	425	332
Gilbert Industrial Development Authority, Southwest Student Services, Pre-refunded 02/01/2009 @ 102
5.850%, 02/01/2019 ¸	1,000	1,031
Glendale Industrial Development Authority, Midwestern University
5.250%, 05/15/2014	140	144
5.000%, 05/15/2031	500	437
Glendale Industrial Development Authority, Midwestern University, Series A, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2021 ¸	250	268
Pima County Industrial Development Authority, Education Revenue, American Charter Schools Foundation, Series A
5.500%, 07/01/2026	275	234
		2,446

Healthcare - 22.8%
Arizona Health Facilities Authority, Banner Health, Series A
5.000%, 01/01/2021	280	261
Arizona Health Facilities Authority, Banner Health, Series D
5.375%, 01/01/2032	150	133
Arizona Health Facilities Authority, Blood Systems Incorporated
4.750%, 04/01/2025	300	256
Arizona Health Facilities Authority, John C. Lincoln Health Network, Pre-refunded 12/01/2012 @ 101
5.750%, 12/01/2032 ¸	150	163
Glendale Industrial Development Authority
4.625%, 12/01/2027	200	157
Glendale Industrial Development Authority, John C. Lincoln Health Network
5.000%, 12/01/2032	100	80
Halifax Medical Center, Florida Hospital Revenue, Series A
5.000%, 06/01/2038	375	289
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	400	343
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	80	69
Johnson City, Tennessee Health & Elderly Facilities Authority, Pre-refunded 07/01/2012 @ 103
7.500%, 07/01/2025 ¸	100	117
Maricopa County Hospital, Sun Health Corporation, Pre-refunded 04/01/2024 @ 100
5.000%, 04/01/2025 ¸	200	193
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
5.375%, 07/01/2023	500	469
5.250%, 07/01/2032	100	87
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Pre-refunded 12/01/2011 @ 101
5.700%, 12/01/2021 ¸	1,000	1,086
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Series A
5.250%, 09/01/2030	550	481
University Medical Center Corporation, Hospital Revenue
5.000%, 07/01/2016	250	241
5.000%, 07/01/2024	500	430
Yavapai Industrial Development Authority, Yavapai Regional Medical Center, Series A (RAAI)
5.250%, 08/01/2021	375	337
6.000%, 08/01/2033	100	92
Yuma Industrial Development Authority, Yuma Regional Medical Center, Escrowed to Maturity (MBIA)
5.500%, 08/01/2017 §	250	265
		5,549

Housing - 4.1%
Douglas Community Housing Corporation, Rancho La Perilla, Series A (GNMA)
5.900%, 07/20/2020	500	509
6.000%, 07/20/2025	475	476
Phoenix Industrial Development Authority, The Phoenix Authority, Series 1A (FHLMC) (FNMA) (GNMA)
5.875%, 06/01/2016	5	5
		990

Lease Revenue - 5.0%
Arizona Game & Fish Department, Administration Building Project
4.500%, 07/01/2032	200	161
Peoria Municipal Development Authority
5.000%, 07/01/2015	310	330
Pinal County Industrial Development Authority Correctional Facilities Contract, Florence West Prison Project, Series A (ACA)
5.000%, 10/01/2016	250	232
Puerto Rico Public Buildings Authority, Government Facilities, Series M (COMGTY)
6.250%, 07/01/2031	500	506
		1,229

Miscellaneous - 3.3%
Arizona Student Loan Acquisition Authority, Series A (AMT)
5.900%, 05/01/2024	100	94
Greater Arizona Infrastructure Development Authority, Series B
5.250%, 08/01/2026	750	702
		796

Tax Revenue - 12.6%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, Series 1 (MBIA)
4.500%, 08/01/2025	750	654
Marana, Municipal Property Corporation, Series A
5.000%, 07/01/2028	250	230
Marana, Tangerine Farms Road Improvement District
4.600%, 01/01/2026	250	201
Peoria Improvement District #0601
4.250%, 01/01/2022	465	404
Phoenix Civic Improvements, Excise Tax Revenue, Municipal Courthouse Project, Series A, Pre-refunded 07/01/2009 @ 101
5.750%, 07/01/2016 ¸	300	310
Queen Creek Improvement District #001
5.000%, 01/01/2020	300	273
Scottsdale Municipal Property Corporation, Excise Tax Revenue, Convertible CABs, Series C (AMBAC)
0.000% through 06/30/2013, thereafter 4.550%, 07/01/2021 »	500	363
Tempe, Excise Tax Revenue, Series A, Pre-refunded 07/01/2009 @ 100
5.625%, 07/01/2020 ¸	300	308
Yuma Improvement District #68
4.700%, 01/01/2021	365	318
		3,061

Utilities - 9.1%
Cottonwood Water Revenue (XLCA)
5.000%, 07/01/2017	250	252
Gilbert Water Resource Municipal Property Corporation, Wastewater System & Utility Revenue
5.000%, 04/01/2017	195	184
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2028	1,000	913
Salt Verde Financial Corporation, Gas Revenue
5.000%, 12/01/2037	550	384
Tucson Water, Series 1994-A (MBIA)
6.250%, 07/01/2016	170	191
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-1 (AMT)
4.900%, 03/01/2028	400	294
		2,218

Total Revenue Bonds		18,641

General Obligations - 16.1%
Centerra Community Facilities Distributors
5.500%, 07/15/2029	188	153
Chandler, Pre-refunded 07/01/2010 @ 101
5.800%, 07/01/2018 ¸	250	266
Greenlee County School District #18, Morenci
5.000%, 07/01/2012	165	168
Phoenix, Pre-refunded 07/01/2010 @ 100
5.250%, 07/01/2019 ¸	350	366
5.375%, 07/01/2025 ¸	750	786
Pima County Unified School District #1, Tucson Project of 2004, Series C (FGIC)
5.000%, 07/01/2027	1,000	925
Pinal County Unified School District #1, Florence School Improvement Project 2006, Series A (FGIC)
5.000%, 07/01/2027	1,000	891
Puerto Rico Commonwealth, Series A
5.125%, 07/01/2028	100	89
Tucson
5.500%, 07/01/2018	250	267
Total General Obligations		3,911

Certificates of Participation - 3.0%
Northern Arizona University, Research Projects (AMBAC)
5.000%, 09/01/2023	140	132
Pinal County
5.000%, 12/01/2014	400	408
Tucson (MBIA)
5.500%, 07/01/2015	200	201
Total Certificates of Participation		741

Total Municipal Bonds
(Cost $25,078)		23,293

Short-Term Investments - 3.5%	SHARES
Money Market Fund - 0.2%
Federated Arizona Municipal Money Market Fund	49,634	50
U.S. Treasury Obligation - 0.1%
U.S. Treasury Bill	PAR
1.800%, 10/02/2008 U	$35	35
Variable Rate Demand Notes ❖ - 3.2%
Apache County Industrial Development Authority, Tucson Electric Power (LOC: Wells Fargo)
5.250%, 12/01/2020	500	500
Arizona Health Facilities Authority, Southwest Health (LOC: JPMorgan Chase)
5.750%, 12/01/2024	275	275
		775
Total Short-Term Investments
(Cost $860)		860
Total Investments ◆ - 99.1%
(Cost $25,938)		24,153
Other Assets and Liabilities, Net - 0.9%		227
Total Net Assets - 100.0%		$24,380

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held no fair valued securities.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

»
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

U	Yield shown is effective yield as of September 30, 2008.
❖
Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of September 30, 2008.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $25,938.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$472
	Gross unrealized depreciation	(2,257)
	Net unrealized depreciation	$(1,785)

ACA -	American Capital Assurance
AGTY -	Assured Guaranty
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of September 30, 2008, the aggregate market value of securities subject to AMT was $388 which represents 1.6% of total net assets.
COMGTY -	Commonwealth Guaranty
FGIC -	Financial Guaranty Insurance Corporation
FHLMC -	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
GNMA -	Government National Mortgage Association
LOC -	Letter of Credit
MBIA -	Municipal Bond Insurance Association
RAAI -	Radian Asset Assurance Inc.
XLCA -	XL Capital Assurance Inc.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds, variable rate demand notes, and U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 50
Level 2 - Other significant observable inputs	24,103
Level 3 - Significant unobservable inputs	—
Total	$ 24,153

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

California Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 91.6%
Revenue Bonds - 70.4%
Continuing Care Retirement Communities - 2.6%
California Health Facilities Financing Authority, Paradise Valley Estates (CMI)
4.375%, 01/01/2012	$540	$552
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	500	523
La Verne, Brethren Hillcrest Homes, Series B (ACA)
5.600%, 02/15/2033	500	398
		1,473
Economic Development - 1.8%
Port of Oakland, Series B (MBIA)
5.000%, 11/01/2018	1,000	1,018

Education - 11.9%
California Educational Facilities Authority, Claremont Graduate University, Series A
4.750%, 03/01/2020	755	724
5.000%, 03/01/2020	240	232
5.000%, 03/01/2023	435	408
California Educational Facilities Authority, Golden Gate University
5.000%, 10/01/2020	505	454
California Educational Facilities Authority, Lutheran University, Series C
4.750%, 10/01/2015	675	650
California Educational Facilities Authority, Series B, Escrowed to Maturity
6.000%, 06/01/2010 §	85	90
6.000%, 06/01/2010 §	410	433
California Educational Facilities Authority, University of Redlands
5.000%, 10/01/2020	500	480
5.000%, 08/01/2028	500	448
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2015	300	311
California Educational Facilities Authority, Woodbury University
4.400%, 01/01/2015	450	421
California Higher Educational Facilities Authority, University of Redlands, Series A, Escrowed to Maturity
5.550%, 06/01/2009 §	225	230
California Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/2010 @ 101
5.700%, 06/01/2011 ¸	250	265
5.750%, 06/01/2012 ¸	260	276
California Municipal Finance Authority, Biola University
5.000%, 10/01/2018	800	743
California Municipal Finance Authority, Loma Linda University
4.250%, 04/01/2018	300	281
California Statewide Communities Development Authority, Viewpoint Schools (ACA)
4.125%, 10/01/2014	405	374
		6,820
Healthcare - 17.4%
Association of Bay Area Governments Financing Authority, Children's Hospital, Series A
4.500%, 12/01/2019	425	389
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	300	305
California Health Facilities Financing Authority, Catholic Healthcare West, Series G
5.500%, 07/01/2025	1,000	939
California Health Facilities Financing Authority, Catholic Healthcare West, Series I, Mandatory Put 07/01/2014 @ 100
4.950%, 07/01/2026	450	456
California Health Facilities Financing Authority, Marshall Medical Center, Series A (CMI)
4.750%, 11/01/2019	1,200	1,155
California Health Facilities Financing Authority, Scripps Health, Series A
5.000%, 10/01/2022	200	185
California Health Facilities Financing Authority, Valleycare Medical Center, Series A, Pre-refunded 05/01/2012 @ 100 (CMI)
4.625%, 05/01/2013 ¸	300	315
California Statewide Communities Development Authority, Daughters of Charity Health, Series G
5.250%, 07/01/2013	500	504
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 §	355	376
California Statewide Communities Development Authority, Enloe Medical Center, Series A (CMI)
5.250%, 08/15/2019	125	123
5.500%, 08/15/2023	250	241
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital (CMI)
5.000%, 10/01/2020	500	473
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,000	999
California Statewide Communities Development Authority, St. Joseph, Series B (FGIC)
5.500%, 07/01/2027	250	232
California Statewide Communities Development Authority, St. Joseph, Series C (FGIC)
5.500%, 07/01/2027	500	463
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	600	592
Marysville Hospital, Fremont Rideout Health Project, Series A (AMBAC)
5.000%, 01/01/2010	500	512
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de la Concepcion, Series A
5.500%, 11/15/2009	650	664
Sierra View Health Care District
5.250%, 07/01/2024	500	451
Turlock California Health Facilities Revenue, Emanuel Medical Center
5.000%, 10/15/2024	700	588
		9,962
Housing - 3.1%
Aztec Shops, California State Auxiliary Organization, San Diego State University
5.400%, 09/01/2011	1,035	1,056
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series D (AMT) (FNMA) (GNMA)
5.250%, 06/01/2010	5	5
California Statewide Communities Development Authority, Equity Residential, Series B, Mandatory Put 06/15/2009 @ 100
5.200%, 12/01/2029	500	502
California Statewide Communities Development Authority, UCI East Campus
5.500%, 05/15/2026	205	185
		1,748
Lease Revenue - 8.2%
Apple Valley Public Financing Authority, Town Hall Annex Project, Series A (AMBAC)
4.500%, 09/01/2017	535	528
California Public Works Board, California Community Colleges, Series A
4.875%, 12/01/2018	200	198
California Public Works Board, Department of Corrections & Rehabilitation, Series F (FGIC)
5.000%, 11/01/2016	1,500	1,558
California Public Works Board, Department of Health Services, Series A (MBIA)
5.200%, 11/01/2012	500	513
California Public Works Board, Department of Mental Health, Series A
5.500%, 06/01/2016	540	569
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A (FSA)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 »	150	117
Los Angeles Community Redevelopment Agency, Manchester Social Services Project (AMBAC)
5.000%, 09/01/2016	1,200	1,244
		4,727
Miscellaneous - 4.8%
California Infrastructure & Economic Development, Salvation Army Western (AMBAC)
4.000%, 09/01/2018	1,000	952
Golden West Schools Financing Authority, Series A (MBIA)
5.700%, 02/01/2013	720	781
5.750%, 02/01/2014	520	569
Golden West Schools Financing Authority, Series A, Zero Coupon Bond (MBIA)
4.029%, 02/01/2012 	535	468
		2,770
Recreational Facility Authority - 1.3%
California Infrastructure & Economic Development, Performing Arts Center
4.000%, 12/01/2015	220	215
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 ¸	500	555
		770
Tax Revenue - 8.8%
Antioch Area Public Facilities Financing Agency, Special Tax, Community Facilities District #1989-1 (AMBAC)
4.000%, 08/01/2018	1,000	942
Corona Redevelopment Agency, Tax Allocation, Temescal Canyon Project Area, Series A (AGTY)
4.125%, 11/01/2017	205	197
Long Beach Community Facilities District #5, Towne Center Special Tax, Pre-refunded 10/01/2008 @ 100
6.100%, 10/01/2012 ¸	165	165
Murrieta Community Facilities District #2, The Oaks Area
5.750%, 09/01/2020	250	240
Norco, Special Tax, Community Facilities District #97-1 (AGTY)
4.500%, 10/01/2016	260	261
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A (MBIA)
4.750%, 10/01/2013	500	518
Poway Unified School District, Special Tax, Community Facilities District #6-4
5.000%, 09/01/2023	400	352
Rancho Cucamonga Redevelopment Agency, Series A (MBIA)
4.125%, 09/01/2018	310	295
San Bernardino Redevelopment Agency, Tax Allocation Revenue, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	500	482
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Revenue, Mission Bay North Redevelopment Project, Series B (RAAI)
4.000%, 08/01/2012	295	289
4.100%, 08/01/2014	325	311
4.250%, 08/01/2016	250	232
Sand City Redevelopment Agency Tax Allocation Revenue, Series A (AGTY)
4.000%, 11/01/2019	315	296
Soledad Redevelopment Agency, Tax Allocation Revenue, Series A (XLCA)
4.500%, 12/01/2016	205	204
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.600%, 10/01/2018	280	242
		5,026
Transportation - 1.3%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
4.821%, 10/01/2014 	1,000	751

Utilities - 9.2%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects (FGIC)
5.000%, 11/01/2020	1,025	995
California Municipal Finance Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	750	744
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AMT)
5.000%, 07/01/2027	250	187
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company, Series A, Mandatory Put 04/01/2013 @ 100 (XLCA)
4.100%, 04/01/2028	500	489
California Statewide Communities Development Authority, Water Revenue, Series B (FSA)
4.250%, 10/01/2017	285	283
Chino Basin Regional Financing Authority, Inland Empire Utility Agency Sewer Project, Pre-refunded 11/01/2009 @ 101 (MBIA)
5.200%, 11/01/2011 ¸	405	422
Imperial, Wastewater Treatment Facility (FGIC)
5.000%, 10/15/2020	1,000	906
Richmond Wastewater Systems, Pre-refunded 08/01/2009 @ 102 (FGIC)
5.200%, 08/01/2011 ¸	500	522
Signal Hill, Water Revenue (MBIA)
4.375%, 11/01/2018	345	338
Whittier Utility Authority (MBIA)
4.400%, 06/01/2017	305	305
4.500%, 06/01/2018	65	65
		5,256

Total Revenue Bonds		40,321

General Obligations - 18.3%
Baldwin Park Unified School District Election of 2002, Zero Coupon Bond (AMBAC)
5.830%, 08/01/2020 	1,000	507
California
5.000%, 02/01/2017	1,000	1,020
5.125%, 04/01/2024	500	485
California, Water Reservoir Development, Series Q
4.750%, 03/01/2020	200	194
Foothill-De Anza Community College District
6.000%, 08/01/2011	300	318
Fresno Unified School District, Series A (MBIA)
6.050%, 08/01/2011	500	538
Grant Joint Union High School District, Capital Appreciation, Election 2006, Zero Coupon Bond (FSA)
5.900%, 08/01/2026 	300	106
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 02/01/2014	300	327
Los Angeles Unified School District Election of 2005, Series C (AMBAC)
5.000%, 07/01/2015	1,000	1,059
Oakland, Series A (MBIA)
5.000%, 01/15/2026	185	177
Pomona Unified School District, Series A (MBIA)
6.150%, 08/01/2015	500	545
Puerto Rico Commonwealth, Series B (FSA)
6.500%, 07/01/2015	1,000	1,108
Redondo Beach Unified School District, Election 2008, Series A
4.250%, 08/01/2021	545	498
Roseville Joint Union High School District, Election of 2004, Series B (FGIC)
5.000%, 08/01/2018	550	565
Roseville Joint Union High School District, Series E
5.200%, 08/01/2020	600	606
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
5.008%, 09/01/2017 	1,000	643
Upland Unified School District, Election 2008, Series A (FSA)
4.000%, 08/01/2020	150	137
Walnut Valley Unified School District, Series A, Pre-refunded 08/01/2010 @ 102 (FSA)
5.000%, 08/01/2012 ¸	255	272
West Covina Unified School District, Series A (MBIA)
5.350%, 02/01/2020	770	763
West Contra Costa Unified School District, Election of 2005, Series B
6.000%, 08/01/2024	600	596
Total General Obligations		10,464

Certificates of Participation - 2.9%
Kern County Board of Education, Series A (MBIA)
5.200%, 05/01/2012	325	332
Los Angeles, Sonnenblick Del Rio, West Los Angeles (AMBAC)
5.375%, 11/01/2010	305	311
Poway California (AMBAC)
4.500%, 08/01/2016	585	588
Travis Unified School District (FGIC)
4.500%, 09/01/2016	300	282
Pasadena, Series C
4.500%, 02/01/2026	200	176
Total Certificates of Participation		1,689

Total Municipal Bonds
(Cost $53,941)		52,474

Short-Term Investments - 6.9%
Money Market Fund - 3.5%	SHARES
Blackrock Liquidity Funds	2,007,653	2,008

Variable Rate Demand Notes ❖ - 3.4%	PAR
California Educational Facilities Authority, San Francisco Conservatory (LOC: Wells Fargo Bank)
8.100%, 03/01/2025	$500	500
California Infrastructure & Economic Development Bank, Goodwill Industries Orange County (LOC: Wells Fargo Bank)
8.100%, 03/01/2031	370	370
Sacramento County Sanitation District Financing Authority, Series C (LOC: Bank of America)
7.300%, 12/01/2030	1,085	1,085
		1,955
Total Short-Term Investments
(Cost $3,963)		3,963

Total Investments ◆ - 98.5%
(Cost $57,904)		56,437
Other Assets and Liabilities, Net - 1.5%		869
Total Net Assets - 100.0%		$57,306

s	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund's board of directors.
Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.
Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of
September 30, 2008, the fund held no fair valued securities.
§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
»
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2008.
❖
Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of September 30, 2008.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $57,904.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 545
	Gross unrealized depreciation	(2,012)
	Net unrealized depreciation	$ (1,467)

ACA - American Capital Access
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2008, the aggregate market value of securities subject to the AMT was $936, which represents 1.6% of total net assets.
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
RAAI - Radian Asset Assurance Inc.
XLCA - XL Capital Assurance Inc.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds and variable rate demand notes.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 2,008
Level 2 - Other significant observable inputs	54,429
Level 3 - Significant unobservable inputs	—
Total	$ 56,437

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

California Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 94.5%
Revenue Bonds - 66.5%
Continuing Care Retirement Communities - 1.1%
Association of Bay Area Governments Finance Authority, Lincoln Glen Manor Senior Citizens (CMI)
6.100%, 02/15/2025	$250	$245
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	300	242
		487
Education - 14.0%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A, Escrowed to Maturity
5.900%, 06/01/2010 §	200	211
California Educational Facilities Authority, Claremont Graduate University, Series A
5.000%, 03/01/2023	430	404
5.125%, 03/01/2028	500	461
California Educational Facilities Authority, Series B, Pre-refunded 06/01/2010 @ 101
6.625%, 06/01/2020 ¸	35	37
6.625%, 06/01/2020 ¸	180	193
California Educational Facilities Authority, University of Redlands
5.000%, 10/01/2020	500	480
5.000%, 08/01/2028	500	448
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2030	1,000	894
California Educational Facilities Authority, Woodbury University
4.500%, 01/01/2016	470	435
California Higher Educational Facilities Authority, Fresno Pacific University, Series A
6.750%, 03/01/2019	380	387
California Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/2010 @ 101
5.950%, 06/01/2015 ¸	310	330
California Municipal Finance Authority, Biola University
5.000%, 10/01/2018	200	186
5.625%, 10/01/2023	500	463
California Municipal Finance Authority, Education Revenue, American Heritage Education Foundation Project, Series A
5.250%, 06/01/2026	400	337
California Municipal Finance Authority, Loma Linda University
4.375%, 04/01/2019	300	279
California State University Foundation, Monterey Bay, Pre-refunded 06/01/2011 @ 100 (MBIA)
5.300%, 06/01/2022 ¸	500	532
		6,077
Healthcare - 18.0%
Association of Bay Area Governments Financial Authority, Children's Hospital, Series A
4.750%, 12/01/2022	350	313
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	50	51
California Health Facilities Financing Authority, Marshall Medical Center, Series A (CMI)
4.750%, 11/01/2019	560	539
California Health Facilities Financing Authority, Sutter Health, Series A
5.000%, 08/15/2038	250	216
California Statewide Communities Development Authority, Adventist Health, Series A
5.000%, 03/01/2030	300	261
California Statewide Communities Development Authority, Catholic Healthcare West, Series C
5.625%, 07/01/2035	1,000	913
California Statewide Communities Development Authority, Daughters of Charity Healthcare, Series A
5.250%, 07/01/2030	100	84
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 §	180	191
California Statewide Communities Development Authority, Enloe Medical Center, Series A (CMI)
5.500%, 08/15/2023	250	241
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital (CMI)
5.000%, 10/01/2027	400	357
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial, Series B (AMBAC) (CMI)
5.200%, 10/01/2037	500	444
California Statewide Communities Development Authority, Jewish Home (CMI)
4.500%, 11/15/2019	560	514
5.000%, 11/15/2037	500	424
California Statewide Communities Development Authority, Redlands Community Hospital, Series A (RAAI)
5.000%, 04/01/2015	500	495
California Statewide Communities Development Authority, St. Joseph, Series B (FGIC)
5.500%, 07/01/2027	850	787
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	400	395
Sierra View Health Care District
5.250%, 07/01/2024	500	451
5.300%, 07/01/2026	1,000	894
Turlock California Health Facilities Revenue, Emanuel Medical Center
5.000%, 10/15/2024	300	252
		7,822
Housing - 2.8%
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series B (AMT) (FNMA) (GNMA)
5.650%, 06/01/2010	5	5
California Department of Veterans Affairs, Series C (AMT)
5.500%, 12/01/2019	180	175
California Statewide Communities Development Authority, UCI East Campus
5.500%, 05/15/2026	205	184
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.150%, 12/01/2031	1,000	846
		1,210
Lease Revenue - 7.1%
Apple Valley Public Financing Authority, Town Hall Annex Project, Series A (AMBAC)
5.000%, 09/01/2027	500	456
California Public Works Board, California Community Colleges, Series B
5.500%, 06/01/2019	1,035	1,064
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A (FSA)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 »	1,750	1,369
Yuba Levee Financing Authority, Series A (AGTY)
5.000%, 09/01/2038	250	222
		3,111
Miscellaneous - 3.8%
California Infrastructure & Economic Development Bank, Walt Disney Family Museum
5.250%, 02/01/2033	200	185
Golden West Schools Financing Authority, Series A (MBIA)
5.750%, 02/01/2014	250	273
5.800%, 08/01/2022	320	337
5.800%, 08/01/2023	345	362
Sacramento City Financing Authority, Pre-refunded 06/01/2010 @ 101
5.400%, 06/01/2018 ¸	455	481
		1,638
Recreational Facility Authority - 1.3%
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 ¸	500	555

Tax Revenue - 11.0%
Fortuna Public Financing Authority (AGTY)
5.000%, 11/01/2038	185	165
Grass Valley Community Redevelopment Agency, Tax Allocation
6.400%, 12/01/2034	400	401
Long Beach Community Facilities District #5, Towne Center Special Tax, Pre-refunded 10/01/2008 @ 100
6.100%, 10/01/2012 ¸	250	250
Los Angeles County Community Facilities District #3, Special Tax, Series A (AMBAC)
5.250%, 09/01/2018	715	730
Los Angeles Special Assessment District #96-1
5.625%, 03/01/2019	200	207
Murrieta Community Facilities District #2, The Oaks Area
5.750%, 09/01/2020	125	120
Norco, Special Tax, Community Facilities District #97-1 (AGTY)
4.875%, 10/01/2030	500	437
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A (MBIA)
5.000%, 10/01/2029	1,000	905
Poway Unified School District, Special Tax, Community Facilities District #6-4
5.000%, 09/01/2023	250	220
Rancho Cucamonga Redevelopment Agency, Series A (MBIA)
5.000%, 09/01/2034	500	450
San Bernardino Redevelopment Agency, Tax Allocation Revenue, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	350	337
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Revenue, Mission Bay North Redevelopment Project, Series B (RAAI)
4.375%, 08/01/2018	380	341
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.400%, 10/01/2015	120	113
4.500%, 10/01/2016	125	112
		4,788
Transportation - 0.8%
Puerto Rico Commonwealth Highway & Transportation Authority, Series X (IBC) (MBIA)
5.500%, 07/01/2015	100	102
San Francisco Airport Commission, SFO Fuel Company (AMT) (FSA)
5.625%, 01/01/2012	250	256
		358
Utilities - 6.6%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects (FGIC)
5.000%, 11/01/2023	1,040	969
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series A-2 (AMT)
5.400%, 04/01/2025	500	406
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AMT)
5.000%, 07/01/2027	250	187
Compton Sewer Authority (IBC) (MBIA)
5.375%, 09/01/2023	1,150	1,155
South Bayside Waste Management Authority (AMBAC)
5.750%, 03/01/2020	150	154
		2,871

Total Revenue Bonds		28,917

General Obligations - 23.5%
Acalanes Unified High School District, Zero Coupon Bond, Pre-refunded 08/01/2010 @ 70.92 (FGIC)
3.071%, 08/01/2016 ¸	700	469
Bassett Unified School District Election of 2006 (FSA)
5.000%, 08/01/2027	500	479
Burlingame Elementary School District, Series A
5.000%, 08/01/2032	255	240
California
5.000%, 02/01/2024	700	670
4.500%, 08/01/2026	500	437
California, Pre-refunded 10/01/2010 @ 100
5.250%, 10/01/2019 ¸	35	37
5.250%, 10/01/2019 ¸	105	110
5.250%, 10/01/2019 ¸	460	482
Hemet Unified School District, 2006 Election, Series B (AGTY)
5.000%, 08/01/2030	600	565
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 08/01/2020	460	487
Los Angeles Unified School District, Election 2002, Series B (AMBAC)
4.500%, 07/01/2025	1,725	1,520
Los Angeles Unified School District, Series A-1 (FSA)
4.500%, 07/01/2024	225	203
Lucia Mar Unified School District (FGIC)
5.250%, 08/01/2022	150	149
Oakland, Series A (MBIA)
5.000%, 01/15/2026	250	240
Palm Springs Unified School District, Election 2004, Series B (FSA)
4.750%, 08/01/2035	550	486
Pomona Unified School District, Series A (MBIA)
5.950%, 02/01/2017	855	915
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	200	201
Puerto Rico Commonwealth, Series C-7 (MBIA)
6.000%, 07/01/2027	250	245
Sacramento Unified School District, Series A, Pre-refunded 07/01/2009 @ 102
5.750%, 07/01/2017 ¸	400	419
San Francisco City & County Unified School District, 2003 Election, Series C (MBIA)
4.500%, 06/15/2026	500	434
Santa Ana Unified School District, Election 2008, Series A
5.250%, 08/01/2028	1,000	944
West Contra Costa Unified School District, Election of 2005, Series B
6.000%, 08/01/2024	500	496
Total General Obligations		10,228

Certificates of Participation - 4.5%
Escondido, Series A (FGIC)
5.625%, 09/01/2020	140	141
Escondido, Series A, Pre-refunded 09/01/2010 @ 101 (FGIC)
5.625%, 09/01/2020 ¸	160	171
Los Angeles, Sonnenblick del Rio Senior Lien (AMBAC)
6.000%, 11/01/2019	330	347
Ramona Unified School District, Convertible CABs (FGIC)
0.000% through 05/01/2012, thereafter 5.000%, 05/01/2032 »	500	373
Ridgecrest Civic Center Project, Pre-refunded 03/01/2009 @ 101
6.250%, 03/01/2021 ¸	250	257
Roseville Water Utility (MBIA)
4.750%, 12/01/2023	750	693
Total Certificates of Participation		1,982

Total Municipal Bonds
(Cost $43,854)		41,127

Short-Term Investments - 4.4%
Money Market Fund - 3.3%	SHARES
Blackrock Liquidity Funds	1,412,902	1,413

Variable Rate Demand Note ❖ - 1.1%
Sacramento County Sanitation District Financing Authority, Series C (LOC: Bank of America)	PAR
7.300%, 12/01/2030	$500	500
Total Short-Term Investments
(Cost $1,913)		1,913

Total Investments ◆ - 98.9%
(Cost $45,767)		43,040
Other Assets and Liabilities, Net - 1.1%		461
Total Net Assets - 100.0%		$43,501

s	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund's board of directors.
Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.
Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of
September 30, 2008, the fund held no fair valued securities.
§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
»
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2008.
❖
Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of September 30, 2008.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $45,767.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 430
	Gross unrealized depreciation	(3,157)
	Net unrealized depreciation	$ (2,727)

AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2008, the aggregate market value of securities subject to the AMT was $1,875, which represents 4.3% of total net assets.
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
IBC - International Bank of Commerce
MBIA - Municipal Bond Insurance Association
RAAI - Radian Asset Assurance Inc.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds and variable rate demand notes.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 1,413
Level 2 - Other significant observable inputs	41,627
Level 3 - Significant unobservable inputs	—
Total	$ 43,040

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Colorado Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 96.6%
Revenue Bonds - 75.1%
Continuing Care Retirement Communities - 1.4%
Colorado Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	$250	$234
Colorado Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	467
		701
Education - 10.1%
Colorado Board of Governors University Enterprise System Revenue, Series B (FGIC)
4.250%, 03/01/2017	500	496
Colorado Educational & Cultural Facilities Authority, Ave Maria School Project (RAAI)
4.750%, 12/01/2014	220	211
4.750%, 12/01/2015	230	216
Colorado Educational & Cultural Facilities Authority, Bromley East Charter School Project, Escrowed to Maturity
6.250%, 09/15/2011 §	175	183
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School, Series A (SMO)
5.000%, 06/15/2018	240	234
5.000%, 06/15/2019	255	246
5.000%, 06/15/2020	265	252
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 §	495	519
Colorado Educational & Cultural Facilities Authority, Core Knowledge Charter School, Pre-refunded 11/01/2009 @ 100
6.850%, 11/01/2016 ¸	440	461
Colorado Educational & Cultural Facilities Authority, Front Range Christian School Project (LOC: Evangelical Christian, Wescorp Credit Union)
4.500%, 04/01/2018	225	214
4.500%, 04/01/2019	240	225
Colorado Educational & Cultural Facilities Authority, Northwest Nazarene
4.500%, 11/01/2015	450	422
Fort Lewis College Board, Trustees Enterprise Revenue, Series B-1 (FGIC)
4.250%, 10/01/2019	625	574
4.375%, 10/01/2020	725	657
		4,910
Healthcare - 19.2%
Aspen Valley Hospital
4.375%, 10/15/2014	560	543
Colorado Health Facilities Authority, Adventist Health, Sunbelt, Series E
5.000%, 11/15/2012	500	510
Colorado Health Facilities Authority, Boulder Hospital (MBIA)
5.000%, 10/01/2010	500	518
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2016	250	241
6.900%, 12/01/2025	135	140
Colorado Health Facilities Authority, Evangelical Lutheran, Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 ¸	215	238
Colorado Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America, Series A
5.000%, 07/01/2015	500	461
Colorado Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
5.250%, 12/01/2013	860	869
Colorado Health Facilities Authority, National Jewish Medical & Research Center Project
5.375%, 01/01/2016	700	685
Colorado Health Facilities Authority, Parkview Medical Center Project, Series B
5.000%, 09/01/2018	500	478
Colorado Health Facilities Authority, Parkview Medical Center, Escrowed to Maturity
5.500%, 09/01/2009 §	500	514
Colorado Health Facilities Authority, The Devereux Foundation (RAAI)
4.200%, 11/01/2013	80	78
Colorado Health Facilities Authority, Vail Valley Medical Center Project
5.750%, 01/15/2022	800	771
Colorado Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	165	166
5.000%, 05/15/2013	500	501
Colorado Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	410	407
Colorado Springs Hospital Revenue, Series B (AMBAC)
6.000%, 12/15/2024 Y	450	450
Delta County Memorial Hospital District
5.350%, 09/01/2017	500	485
La Junta County Hospital, Arkansas Valley Regional Medical Center Project
5.500%, 04/01/2009	355	358
Montrose Memorial Hospital
5.300%, 12/01/2013	260	261
5.450%, 12/01/2014	390	392
University of Colorado Hospital Authority, Pre-refunded 11/15/2011 @ 100
5.000%, 11/15/2014 ¸	300	316
		9,382
Housing - 4.5%
Colorado Educational & Cultural Facilities Authority, Student Housing, Campus Village Apartment
5.000%, 06/01/2022	550	502
Denver City & County Housing Authority, Capital Funding Program, Three Towers Rehabilitation Project (AMT) (FSA)
4.000%, 05/01/2012	270	266
4.000%, 11/01/2012	270	264
4.550%, 11/01/2017	1,000	929
5.200%, 11/01/2027	250	222
		2,183
Lease Revenue - 1.0%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	500	499

Miscellaneous - 6.0%
Colorado Educational & Cultural Facilities Authority, Colorado Public Radio
4.800%, 07/01/2009	250	252
4.900%, 07/01/2010	265	268
Colorado Educational & Cultural Facilities Authority, National Conference of State Legislatures
5.250%, 06/01/2013	700	719
Denver City & County, Helen G. Bonfils Foundation Project, Series B
5.125%, 12/01/2017	900	901
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	785	778
		2,918
Recreational Facility Authority - 1.0%
Hyland Hills Metropolitan Park & Recreation District, Series A
6.100%, 12/15/2009	210	210
Hyland Hills Metropolitan Park & Recreation District, Special Revenue (ACA)
5.000%, 12/15/2015	300	285
		495
Revolving Fund - 0.1%
Colorado Water Resource & Power Development Authority, Small Water Resources, Series A (FGIC)
5.700%, 11/01/2015	55	56

Tax Revenue - 3.4%
Larimer County Sales & Use Tax (AMBAC)
5.000%, 12/15/2010	300	314
Longmont Sales & Use Tax, Pre-refunded 11/15/2010 @ 100
5.500%, 11/15/2015 ¸	500	529
Park Meadows Business Improvement District, Shared Sales Tax
5.000%, 12/01/2017	250	234
Superior Open Space Sales & Use Tax
4.500%, 06/01/2013	100	98
4.600%, 06/01/2014	225	219
Westminster Special Purpose Sales & Use Tax, Post Project, Series D (FSA)
4.250%, 12/01/2018	250	240
		1,634
Transportation - 14.8%
Colorado Department of Transportation (AMBAC)
6.000%, 06/15/2010	1,000	1,054
E-470 Public Highway Authority, Series B, Zero Coupon Bond (MBIA)
5.506%, 09/01/2017 	1,575	970
5.907%, 09/01/2019 	960	508
6.391%, 09/01/2022 	1,000	417
E-470 Public Highway Authority, Series C,
Convertible CABs (MBIA)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 »	500	421
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B (AMT)
5.250%, 05/01/2020	130	110
Northwest Parkway Public Highway Authority,
Convertible CABs, Escrowed to Maturity (FSA)
0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014 »§	750	698
Northwest Parkway Public Highway Authority,
Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 »§	2,000	1,861
Northwest Parkway Public Highway Authority,
Convertible CABs, Escrowed to Maturity (FSA)
0.000% through 06/15/2011, thereafter 5.350%, 06/15/2016 »§	1,000	930
Walker Field Public Airport Authority Revenue
4.500%, 12/01/2016	275	250
		7,219
Utilities - 13.6%
Arapahoe County Water & Wastewater Authority, Escrowed to Maturity
5.750%, 12/01/2008 §	160	161
Arapahoe County Water & Wastewater Authority, Pre-refunded 12/01/2009 @ 100
6.000%, 12/01/2011 ¸	185	192
Aurora Water System Revenue, First Lien, Series A
4.750%, 08/01/2026	1,500	1,358
4.750%, 08/01/2027	125	112
Boulder Water & Sewer, Escrowed to Maturity
5.750%, 12/01/2010 §	1,545	1,645
Broomfield Water Activity Enterprise (MBIA)
5.500%, 12/01/2017	500	520
Colorado Water Resource & Power Development Authority, Small Water Resources, Series A, Pre-refunded 11/01/2010 @ 100 (FGIC)
5.700%, 11/01/2015 ¸	45	48
Denver City & County Wastewater (FGIC)
5.250%, 11/01/2017	1,260	1,287
Inverness Water & Sanitation District, Arapahoe & Douglas Counties, Series A (RAAI)
4.250%, 12/01/2016	600	552
Public Authority for Colorado Energy Natural Gas Revenue
6.250%, 11/15/2028	300	256
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2016	500	507
		6,638
Total Revenue Bonds		36,635

General Obligations - 18.6%
Arapahoe County School District #5, Cherry Creek, Pre-refunded 12/15/2009 @ 100 (STAID)
5.500%, 12/15/2011 ¸	1,000	1,038
Cordillera Metropolitan School District, Eagle County (RAAI)
5.000%, 12/01/2013	310	311
Denver City & County, Medical Facilities
4.000%, 08/01/2016	500	498
Denver West Metropolitan School District
4.125%, 12/01/2014	150	139
4.200%, 12/01/2015	480	436
Douglas County School District #RE-1, Douglas & Elbert Counties, Series B, Zero Coupon Bond (FSA) (STAID)
4.168%, 12/15/2015 	335	249
Garfield County School District #RE-2 (FSA) (STAID)
5.250%, 12/01/2019	1,530	1,566
Jefferson County School District #R-001 (MBIA) (STAID)
6.250%, 12/15/2009	1,000	1,045
North Range Metropolitan District #1 (ACA)
4.250%, 12/15/2018	560	460
Pueblo County School District #070, Pueblo Rural (FGIC) (STAID)
5.000%, 12/01/2019	910	913
Puerto Rico Commonwealth, Series A
5.500%, 07/01/2018	500	499
Puerto Rico Commonwealth, Series C-7 (MBIA)
6.000%, 07/01/2027	250	245
SBC Metropolitan School District (ACA)
4.250%, 12/01/2015	445	429
Westglenn Metropolitan District
6.000%, 12/01/2014	1,220	1,235
Total General Obligations		9,063

Certificates of Participation - 2.9%
Canon City Finance Authority (AGTY)
4.250%, 12/01/2023	100	86
Garfield County Building Corporation (AMBAC)
5.300%, 12/01/2011	400	412
Pueblo County, Capital Construction
4.400%, 12/01/2016	410	395
Rangeview Library District (AGTY)
4.250%, 12/15/2021	595	528
Total Certificates of Participation		1,421

Total Municipal Bonds
(Cost $47,891)		47,119

Short-Term Investments - 2.5%	SHARES
Money Market Fund - 1.9%
First American Tax Free Obligations Fund, Class Z ±	936,632	937

Variable Rate Demand Note ❖ - 0.6%	PAR
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Board Project, Class A-9 (LOC: Bank of America)
4.250%, 09/01/2036	$300	300
Total Short-Term Investments		1,237
(Cost $1,237)
Total Investments ◆ - 99.1%
(Cost $49,128)		48,356
Other Assets and Liabilities, Net - 0.9%		420
Total Net Assets - 100.0%		$48,776

s	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held no fair valued securities.
§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Y	Auction rate security. The coupon rate shown represents the rate as of September 30, 2008.
	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at September 30, 2008.

»
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
❖
Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates.  The coupon rate shown represents the rate as of September 30, 2008.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $49,128.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 746
	Gross unrealized depreciation	(1,518)
	Net unrealized depreciation	$ (772)

ACA - American Capital Access
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2008, the aggregate market value of securities subject to the AMT was
$1,791, which represents 3.7% of net assets.
COMGTY - Commonwealth Guaranty
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
RAAI - Radian Asset Assurance Inc.
SMO - State Moral Obligation
STAID - State Aid Withholding

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds and variable rate demand notes.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 937
Level 2 - Other significant observable inputs	47,419
Level 3 - Significant unobservable inputs	—
Total	$ 48,356

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Colorado Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 94.3%
Revenue Bonds - 80.1%
Continuing Care Retirement Communities - 3.5%
Colorado Health Facilities Authority, Christian Living Communities, Series A
5.750%, 01/01/2026	$100	$85
Colorado Health Facilities Authority, Covenant Retirement Communities
5.250%, 12/01/2025	200	167
Colorado Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	350	319
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	225	172
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	86
		829
Education - 18.5%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	350	274
Colorado Educational & Cultural Facilities Authority, Academy Charter School Project, Series A (SMO)
4.625%, 12/15/2028	330	281
Colorado Educational & Cultural Facilities Authority, Ave Maria School Project (RAAI)
4.850%, 12/01/2025	250	200
Colorado Educational & Cultural Facilities Authority, Ave Marie School Project, Pre-refunded 12/01/2010 @ 100 (RAAI)
6.000%, 12/01/2016 ¸	200	214
Colorado Educational & Cultural Facilities Authority, Charter School, James Irwin Foundation (CIFG) (STAID)
5.000%, 08/01/2027	250	230
Colorado Educational & Cultural Facilities Authority, Charter School Revenue
5.625%, 05/01/2040	1,000	882
Colorado Educational & Cultural Faciilties Authority, Cheyenne Mountain Charter School, Series A (SMO)
5.250%, 06/15/2029	500	458
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 §	350	367
Colorado Educational & Cultural Facilities Authority, Front Range Christian School Project (LOC: Evangelical Christian, Wescorp Credit Union)
5.000%, 04/01/2037	750	652
Colorado Educational & Cultural Facilities Authority, Northwest Nazarene
4.500%, 11/01/2015	240	225
Colorado Educational & Cultural Facilities Authority, Northwest Nazarene, Pre-refunded 11/01/2010 @ 102
4.500%, 11/01/2015 ¸	60	63
Fort Lewis College Board, Trustees Enterprise Revenue, Series A (FGIC)
4.375%, 10/01/2020	100	91
University of Colorado Enterprise System Revenue, University of Colorado Regents (MBIA)
5.000%, 06/01/2032	500	464
		4,401
Healthcare - 27.6%
Boulder County Longmont United Hospital Project (RAAI)
5.300%, 12/01/2010	330	337
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2016	100	97
6.900%, 12/01/2025	60	62
Colorado Health Facilities Authority, Evangelical Lutheran, Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 ¸	90	100
Colorado Health Facilities Authority, Evangelical Lutheran, Series A
5.250%, 06/01/2034	230	189
Colorado Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America, Series A
5.250%, 07/01/2027	300	241
Colorado Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.625%, 12/01/2024	325	265
Colorado Health Facilities Authority, National Jewish Medical & Research Center Project
5.375%, 01/01/2016	300	293
Colorado Health Facilities Authority, Parkview Medical Center, Escrowed to Maturity
5.600%, 09/01/2011 §	300	321
Colorado Health Facilities Authority, Parkview Medical Center Project, Series B
5.000%, 09/01/2029	355	303
Colorado Health Facilities Authority, Portercare Adventist Project, Pre-refunded 11/15/2011 @ 101
6.500%, 11/15/2023 ¸	600	664
Colorado Health Facilities Authority, Poudre Valley Health Care, Class B (FSA)
5.250%, 03/01/2036	600	530
Colorado Health Facilities Authority, Poudre Valley Health Care, Series F
5.000%, 03/01/2025	350	303
Colorado Health Facilities Authority, Vail Valley Medical Center
5.000%, 01/15/2020	250	231
5.800%, 01/15/2027	500	472
Colorado Health Facilities Authority, Valley View Hospital Association
5.500%, 05/15/2028	400	342
Colorado Springs Hospital Revenue (FSA)
5.250%, 12/15/2022	400	386
Colorado Springs Hospital Revenue, Series B (AMBAC)
6.000%, 12/15/2024 Y	450	450
Delta County Memorial Hospital District
5.350%, 09/01/2017	220	213
Denver Health & Hospital Authority, Healthcare Revenue, Series A
4.750%, 12/01/2027	250	199
Halifax Medical Center, Hospital Revenue, Series A
5.000%, 06/01/2038	325	250
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	20	17
La Junta, Arkansas Valley Regional Medical Center Project
6.100%, 04/01/2024	100	96
Montrose Memorial Hospital
6.375%, 12/01/2023	130	129
New Hampshire Health & Educational Facilities Authority, The Memorial Hospital
5.250%, 06/01/2036	100	80
		6,570
Housing - 3.1%
Colorado Educational & Cultural Facilities Authority, Student Housing, Campus Village Apartment
5.000%, 06/01/2022	260	237
5.500%, 06/01/2038	120	106
Colorado Housing & Finance Authority, Multifamily Project, Class I, Series B-4
5.900%, 04/01/2031	100	100
Colorado Housing & Finance Authority, Series E-2 (AMT)
7.000%, 02/01/2030	40	42
Colorado Housing & Finance Authority, Single Family Housing Program, Series B-2 (AMT)
7.100%, 04/01/2017	20	21
Denver City & County Housing Authority, Capital Funding Program, Three Towers Rehabilitation Project (AMT) (FSA)
5.200%, 11/01/2027	250	222
		728
Miscellaneous - 3.5%
Colorado Educational & Cultural Facilities Authority, National Conference of State Legislatures
5.250%, 06/01/2021	750	724
Denver City & County, Helen G. Bonfils Foundation Project, Series B
5.125%, 12/01/2017	100	100
		824
Tax Revenue - 4.3%
Douglas County Sales & Use Tax Revenue (FSA)
5.625%, 10/15/2020	200	208
Highlands Ranch Metropolitan School District #2 (FSA)
5.000%, 06/15/2016	20	20
Larimer County Sales & Use Tax, Pre-refunded 12/15/2010 @ 100 (AMBAC)
5.625%, 12/15/2018 ¸	100	106
Park Meadows Business Improvement District, Shared Sales Tax
5.300%, 12/01/2027	475	411
Superior Open Space Sales & Use Tax
5.000%, 06/01/2026	330	281
		1,026
Transportation - 11.1%
E-470 Public Highway Authority, Series D1 (MBIA)
5.500%, 09/01/2024	300	280
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B (AMT)
5.250%, 05/01/2020	75	63
Northwest Parkway Public Highway Authority,
Convertible CABs, Escrowed to Maturity (FSA)
0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014 »§	750	698
Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 » §	500	465
Convertible CABs, Pre-refunded 06/15/2016 @ 100 (AMBAC)
0.000% through 06/15/2011, thereafter 5.700%, 06/15/2021 » ¸	1,000	944
Walker Field Public Airport Authority Revenue
4.750%, 12/01/2027	250	194
		2,644
Utilities - 8.5%
Arkansas River Power Authority
6.000%, 10/01/2040	225	201
Boulder Water & Sewer, Pre-refunded 12/01/2010 @ 100
5.700%, 12/01/2019 ¸	300	319
Broomfield Water Activity Enterprise (MBIA)
5.500%, 12/01/2019	400	411
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	250	227
Fort Collins Wastewater Utility Enterprise (FSA)
5.500%, 12/01/2020	300	310
Public Authority for Colorado Energy Natural Gas Revenue
6.250%, 11/15/2028	125	107
Puerto Rico Electric Power Authority, Series WW
5.250%, 07/01/2025	500	461
		2,036
Total Revenue Bonds		19,058

General Obligations - 7.1%
Antelope Water System
4.875%, 12/01/2025	175	150
Bromley Park Metropolitan District #2, Series A (RAAI)
5.000%, 12/01/2027	300	243
McCook, Illinois
5.000%, 12/01/2026	350	321
Midcities Metropolitan School District #2 (RAAI)
5.125%, 12/01/2030	100	81
North Range Metropolitan District #1 (ACA)
4.500%, 12/15/2031	300	202
Puerto Rico Commonwealth, Public Improvement, Series A
5.250%, 07/01/2026	500	455
Puerto Rico Commonwealth, Series C-7 (MBIA)
6.000%, 07/01/2027	250	245
Total General Obligations		1,697

Certificates of Participation - 7.1%
Broomfield County Open Space Park & Recreation Facilities (AMBAC)
5.500%, 12/01/2020	800	807
Broomfield County, Westminster Open Space Foundation
4.625%, 12/01/2025	330	289
Colorado Springs Old City Hall Project (FSA)
5.500%, 12/01/2017	200	207
5.500%, 12/01/2020	200	205
Pueblo County, Capital Construction
5.000%, 12/01/2024	200	175
Total Certificates of Participation		1,683
Total Municipal Bonds
(Cost $23,948)		22,438

Short-Term Investment - 4.8%	SHARES
First American Tax Free Obligations Fund, Class Z ±
(Cost $1,132)	1,132,451	1,132
Total Investments ◆ - 99.1%
(Cost $25,080)		23,570
Other Assets and Liabilities, Net - 0.9%		216
Total Net Assets - 100.0%		$23,786

s	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held no fair valued securities.
¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

Y	Auction rate security. The coupon rate shown represents the rate as of September 30, 2008.
»
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $25,080.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 427
	Gross unrealized depreciation	(1,937)
	Net unrealized depreciation	$ (1,510)

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2008, the aggregate market value of securities subject to the AMT was
$575, which represents 2.4% of net assets.
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
RAAI - Radian Asset Assurance Inc.
SMO - State Moral Obligation
STAID - State Aid Withholding

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds and variable rate demand notes.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 1,132
Level 2 - Other significant observable inputs	22,438
Level 3 - Significant unobservable inputs	—
Total	$ 23,570

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 97.7%
Alabama - 2.0%
Revenue Bonds - 1.7%
Alabama Docks Department, Pre-refunded 10/01/2008 @ 102 (MBIA)
5.250%, 10/01/2010 ¸	$3,000	$3,060
Anniston Regional Medical Center Board, Northeast Alabama Regional Medical Center Project, Escrowed to Maturity
8.000%, 07/01/2011 §	890	962
Health Care Authority for Baptist Health, Series D
5.000%, 11/15/2015	800	783
Huntsville Electric System Revenue (FSA)
4.000%, 12/01/2018	1,130	1,055
University of Alabama at Birmingham Hospital Revenue, Series A
5.000%, 09/01/2018	1,500	1,468
5.750%, 09/01/2022	4,000	4,000
		11,328
General Obligation - 0.3%
Mobile, Series B
5.000%, 02/15/2020	2,000	1,976
		13,304
Alaska - 0.1%
Revenue Bond - 0.1%
Aleutians East Borough Project, Aleutian Pribilof Islands (ACA)
4.375%, 06/01/2015	400	351

Arizona - 3.3%
Revenue Bonds - 1.7%
Arizona Game & Fish Department, AGF Administration Building Project
4.500%, 07/01/2015	150	149
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 ¸	3,300	3,785
Phoenix Street & Highway User, Escrowed to Maturity
6.500%, 07/01/2009 §	180	182
6.250%, 07/01/2011 §	900	911
Scottsdale Industrial Development Authority Hospital Revenue, Scottsdale Healthcare, Series A
5.000%, 09/01/2020	1,000	932
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,300	1,232
Tucson Airport Authority (FSA)
5.000%, 06/01/2013	3,760	3,958
		11,149
General Obligations - 1.0%
Gila County Unified School District #10, Payson School Improvement Project of 2006, Series A (AMBAC)
1.000% through 07/01/2009, thereafter 5.000%, 07/01/2016	1,000	1,016
1.000% through 07/01/2009, thereafter 5.000%, 07/01/2017	1,050	1,055
Maricopa County School District #69, Paradise Valley (MBIA)
5.300%, 07/01/2011	1,000	1,052
Maricopa County Unified School District #48, Scottsdale School Improvement Project 2004, Series B (FSA)
4.750%, 07/01/2018	1,150	1,160
Pima County Unified School District #1, Tucson Project of 2004, Series C (FGIC)
4.375%, 07/01/2018	1,000	970
4.500%, 07/01/2019	1,000	962
		6,215
Certificate of Participation - 0.6%
Arizona Board of Regents, Series B (AMBAC)
4.500%, 06/01/2018	4,120	4,070
		21,434
Arkansas - 0.8%
Revenue Bonds - 0.8%
Pulaski County, Residential Housing Facilities Board, Escrowed to Maturity (FGIC) (FHA) (VA)
7.250%, 06/01/2010 §	875	913
University of Arkansas, Fayetteville, Series B (FGIC)
4.500%, 11/01/2016	2,000	2,018
University of Arkansas, UAMS Campus (FGIC)
5.000%, 03/01/2015	1,000	1,049
Washington County Hospital Revenue, Regional Medical Center, Series B
5.000%, 02/01/2016	1,145	1,117
		5,097
California - 6.0%
Revenue Bonds - 3.4%
ABAG Financial Authority for Nonprofit California Revenue, Children's Hospital, Series A
4.500%, 12/01/2018	1,525	1,422
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
4.821%, 10/01/2014 	2,000	1,503
Apple Valley Redevelopment Agengy, Tax Allocation, Project Area #2 (AMBAC)
4.500%, 06/01/2018	920	896
Association of Bay Area Governments Financial Authority for Nonprofit Corporations, Elder Care Alliance (CMI)
4.500%, 08/15/2012	335	338
5.000%, 08/15/2017	1,215	1,197
California Department of Water Resources and Power Supply Revenue, Series H (FSA)
5.000%, 05/01/2022	1,000	980
California Educational Facilities Authority, Lutheran University, Series C
5.000%, 10/01/2024	1,000	867
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	250	248
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 §	1,025	1,085
California Statewide Communities Development Authority, Health Facilities, Adventist Health, Series A
5.000%, 03/01/2030	700	610
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial, Series B (AMBAC) (CMI)
5.200%, 10/01/2037	1,000	888
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,180	1,179
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	1,210	1,266
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company, Series C, Mandatory Put 11/01/2016 @ 100 (FGIC)
4.250%, 11/01/2033	500	465
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Series A,
Convertible CABs (FSA)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 »	2,350	1,839
Golden State Tobacco Securitization Corporation, Pre-refunded 06/01/2010 @ 100
5.600%, 06/01/2028 ¸	2,450	2,548
Port Oakland, Series B (MBIA)
5.000%, 11/01/2018	1,470	1,497
San Bernardino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	575	555
Upland Community Redevelopment Agency Tax Allocation, Merged Project (AMBAC)
4.250%, 09/01/2026	1,100	896
Whittier Public Finance Authority, Redevelopment Agency, Tax Allocation, Series A (AMBAC)
5.000%, 11/01/2021	995	959
Woodland Financial Authority (XLCA)
4.700%, 03/01/2019	815	786
		22,024
General Obligations - 2.6%
ABC Unified School District, Series A (MBIA)
4.900%, 02/01/2020	1,565	1,491
California
5.000%, 02/01/2016	1,000	1,030
5.000%, 02/01/2017	2,000	2,040
4.000%, 08/01/2017	2,000	1,916
5.000%, 11/01/2018	245	247
5.000%, 08/01/2019	500	503
5.000%, 02/01/2021	1,500	1,470
5.000%, 12/01/2023	1,000	961
5.125%, 04/01/2024	500	485
California, Pre-refunded 11/01/2011 @ 100
5.000%, 11/01/2018 ¸	15	16
Grant Joint Union High School District, Capital Appreciation, Election 2006, Zero Coupon Bond (FSA)
5.900%, 08/01/2026 	1,300	461
Roseville Joint Unified High School District
5.100%, 08/01/2019	390	395
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
5.008%, 09/01/2017 	1,000	643
Santa Ana Unified School District, Election 2008, Series A
5.250%, 08/01/2028	1,000	944
Santa Monica Community College District, Capital Appreciation, 2002 Election, Series C, Zero Coupon Bond (MBIA)
4.756%, 08/01/2016 	2,000	1,384
Victor Elementary School District, Series A, Zero Coupon Bond (FGIC)
6.160%, 08/01/2023 	2,030	825
West Contra Costa Unified School District, Election of 2005, Series B
6.000%, 08/01/2025	2,500	2,476
		17,287
		39,311
Colorado - 8.6%
Revenue Bonds - 8.3%
Adams County Pollution Control Revenue, Public Service Company Colorado Project, Series A (MBIA)
4.375%, 09/01/2017	5,000	4,820
Arapahoe County, Single Family, Escrowed to Maturity, Zero Coupon Bond
3.143%, 09/01/2010 § 	9,320	8,779
Colorado Educational & Cultural Facilities Authority, Bromley East Charter School Project, Pre-refunded 09/15/2011 @ 100
6.750%, 09/15/2015 ¸	1,200	1,317
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School, Series A (SMO)
4.750%, 06/15/2022	175	157
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 §	500	525
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
6.750%, 12/01/2016 ¸	1,500	1,667
7.250%, 12/01/2021 ¸	1,500	1,688
Colorado Educational & Cultural Facilities Authority, Pinnacle Charter School Project, Escrowed to Maturity
5.250%, 12/01/2011 §	825	856
Colorado Health Facilities Authority, Catholic Health, Series C-7
4.350%, 09/01/2020	725	661
Colorado Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	600	561
5.250%, 01/01/2015	620	570
Colorado Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	467
Colorado Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America Care, Series A
5.200%, 07/01/2022	1,000	851
Colorado Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.250%, 12/01/2015	1,250	1,168
Colorado Health Facilities Authority, Parkview Medical Center
5.000%, 09/01/2016	640	633
Colorado Health Facilities Authority, Retirement Facilities, Escrowed to Maturity, Zero Coupon Bond
5.174%, 07/15/2020 § 	10,000	5,475
Colorado Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	500	504
5.000%, 05/15/2013	405	405
Colorado Housing Finance Authority, Series A-2
7.150%, 11/01/2014	10	10
Colorado Springs Hospital Revenue, Series B (AMBAC)
6.000%, 12/15/2024 Y	7,500	7,500
E-470 Public Highway Authority, Series C,
Convertible CABs (MBIA)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 »	1,500	1,264
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	320	317
Hyland Hills Metropolitan Park & Recreation District, Special Revenue (ACA)
5.000%, 12/15/2015	500	475
Mesa County, Escrowed to Maturity, Zero Coupon Bond
3.398%, 12/01/2011 § 	5,500	4,943
Montrose Memorial Hospital
5.700%, 12/01/2017	2,170	2,138
Northwest Parkway Public Highway Authority, Escrowed to Maturity,
Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 » §	2,750	2,559
Platte River Power Authority, Series GG (FSA)
4.500%, 06/01/2017	1,725	1,735
Walker Field Public Airport Authority Revenue
5.000%, 12/01/2022	1,000	854
Westminster Special Purpose Sales & Use Tax, Post Project, Series D (FSA)
5.000%, 12/01/2025	1,365	1,304
		54,203
General Obligations - 0.1%
Midcities Metropolitan District #2 (RAAI)
4.875%, 12/01/2016	135	126
North Range Metropolitan District #1 (ACA)
4.300%, 12/15/2019	1,000	805
		931
Certificate of Participation - 0.2%
Rangeview Library District, Rangeview Library Project (AGTY)
4.500%, 12/15/2020	1,465	1,377
		56,511
Connecticut - 0.2%
Revenue Bond - 0.2%
Connecticut Health & Educational Facilities Authority, Griffin Hospital, Series B (RAAI)
5.000%, 07/01/2014	1,185	1,172

Florida - 1.3%
Revenue Bonds - 0.9%
Miami-Dade County Educational Facilities Authority, University of Miami, Series A
5.150%, 04/01/2023	2,520	2,366
North Brevard County Hospital, Parrish Medical Center Project
5.500%, 10/01/2028	2,100	1,904
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community
5.250%, 10/01/2013	1,400	1,385
Vero Beach Electric Revenue, Series A (FSA)
4.000%, 12/01/2019	350	320
		5,975
Certificate of Participation - 0.4%
Clay County School Board, Series B (MBIA)
5.000%, 07/01/2018	2,205	2,219
		8,194
Georgia - 1.4%
Revenue Bonds - 1.2%
Atlanta Tax Allocation, Atlantic Station Project (AGTY)
4.375%, 12/01/2018	2,000	1,896
Fulton County Residential Care Facilities, Canterbury Court Project, Series A
5.800%, 02/15/2018	4,500	4,179
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health, Series A
5.250%, 08/01/2023	2,000	1,822
		7,897
General Obligations - 0.2%
Fayette County School District,
Convertible CABs (FSA)
0.000% through 09/01/2010, thereafter 4.150%, 03/01/2014 »	500	463
0.000% through 09/01/2010, thereafter 4.250%, 03/01/2015 »	265	244
0.000% through 09/01/2010, thereafter 4.350%, 03/01/2016 »	300	274
		981
		8,878
Idaho - 0.3%
Revenue Bond - 0.1%
University of Idaho, University Revenue, Series B, Mandatory Put 04/01/2018 @ 100 (FSA)
4.500%, 04/01/2041	1,000	983

Certificates of Participation - 0.2%
Madison County Hospital Revenue
5.000%, 09/01/2012	500	496
5.250%, 09/01/2015	295	285
5.250%, 09/01/2016	500	474
		1,255
		2,238
Illinois - 16.4%
Revenue Bonds - 7.4%
Chicago, Midway Airport Project, Series C (MBIA)
5.500%, 01/01/2014	1,300	1,387
Chicago Water, Zero Coupon Bond (FGIC)
3.085%, 11/01/2009 	6,450	6,239
Granite Single Family Mortgage, Escrowed to Maturity
7.750%, 10/01/2011 §	480	518
Illinois Development Finance Authority, Elgin School District, Zero Coupon Bond (FSA)
5.130%, 01/01/2018 	2,750	1,721
Illinois Development Finance Authority, Elmhurst Community School #205, Pre-refunded 01/01/2011 @ 100 (FSA)
6.375%, 01/01/2013 ¸	1,025	1,102
Illinois Development Finance Authority, Midwestern University, Series B, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2016 ¸	350	378
Illinois Educational Facilities Authority, Arit Institute of Chicago, Mandatory Put 03/01/2017 @ 100
4.750%, 03/01/2030	1,000	968
Illinois Educational Facilitiies Authority, Art Institute of Chicago, Mandatory Put 03/01/2016 @ 100
4.125%, 03/01/2030	500	483
Illinois Finance Authority, Clare at Water Tower Project, Series A
5.400%, 05/15/2014	1,000	933
5.500%, 05/15/2015	1,000	925
Illinois Finance Authority, Edward Hospital, Series A
6.000%, 02/01/2025	1,200	1,189
6.000%, 02/01/2026	875	861
6.000%, 02/01/2028	500	486
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,000	806
Illinois Finance Authority, Friendship Village Schaumburg, Series A
5.000%, 02/15/2015	2,500	2,294
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.250%, 05/15/2014	1,320	1,227
Illinois Finance Authority, Peoples Gas, Light and Coke Co., Series A, Mandatory Put 06/01/2016 @ 100 (AMBAC)
4.300%, 06/01/2035	1,500	1,421
Illinois Finance Authority, Roosevelt University
5.250%, 04/01/2022	500	455
5.400%, 04/01/2027	1,750	1,557
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.500%, 02/15/2014	2,430	2,340
Illinois Health Facilities Authority, Evangelical, Escrowed to Maturity
6.750%, 04/15/2012 §	1,090	1,156
Illinois Health Facilities Authority, Mercy Hospital & Medical Center, Escrowed to Maturity
10.000%, 01/01/2015 §	590	712
Illinois Sports Facilities Authority, State Tax Supported,
Convertible CABs (AMBAC)
0.000% through 06/15/2010, thereafter 4.750%, 06/15/2013»	1,405	1,331
0.000% through 06/15/2010, thereafter 5.100%, 06/15/2016»	1,620	1,524
Illinois Sales Tax
6.000%, 06/15/2009	2,500	2,564
5.100%, 06/15/2010	2,000	2,077
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A (FGIC)
5.550%, 12/15/2011	675	698
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Escrowed to Maturity, Zero Coupon Bond (FGIC)
2.756%, 06/15/2009 § 	1,465	1,437
Metropolitan Pier & Exposition Authority, State Sales Tax, Series B,
Convertible CABs (MBIA)
0.000% through 06/15/2012, thereafter 5.200%, 06/15/2017»	1,000	848
Morton Grove, Residential Housing, Escrowed to Maturity (MBIA)
7.350%, 09/01/2009 §	5,570	5,820
Southwestern Illinois Development Authority Revenue, Anderson Hospital
5.125%, 08/15/2026	2,000	1,669
Southwestern Illinois Development Authority Revenue, Local Government, Triad School District 2 (MBIA)
5.000%, 10/01/2018	1,000	1,015
		48,141
General Obligations - 9.0%
Bolingbrook Park District, Series A (CIFG)
4.500%, 01/01/2017	1,840	1,836
Champaign County Community School District #004
8.250%, 01/01/2009	100	101
Champaign County Community School District #004, Escrowed to Maturity
8.250%, 01/01/2009 §	1,215	1,233
Chicago, City Colleges, Zero Coupon Bond (FGIC)
4.630%, 01/01/2015 	10,000	7,511
Chicago Park District, Limited Tax, Series B
5.000%, 01/01/2020	5,545	5,535
Chicago Project & Refunding, Series A (FGIC)
5.250%, 01/01/2011	2,345	2,460
Chicago, Project & Refunding, Series A, Escrowed to Maturity (FGIC)
5.250%, 01/01/2011 §	2,655	2,791
Chicago, Series A,
Convertible CABs (MBIA)
0.000% through 01/01/2011, thereafter 5.300%, 01/01/2016 »	2,000	1,882
Cook County Community Unit School District #65, Evanston, Series A (FSA)
6.375%, 05/01/2009	3,000	3,070
Cook County Community Unit School District #102, La Grange, Zero Coupon Bond (FGIC)
4.314%, 12/01/2013 	2,440	1,957
Cook County Community Unit School District #401, Elmwood Park, Zero Coupon Bond (FSA)
3.542%, 12/01/2011 	3,625	3,244
Cook County High School District #209, Proviso Township (FSA)
5.000%, 12/01/2016	1,000	1,044
Cook County School District #88, Bellwood, Series B (FSA)
5.000%, 12/01/2017	1,675	1,719
Cook County School District #123, Oak Lawn, Capital Appreciation, Zero Coupon Bond (MBIA)
4.944%, 12/01/2015 	2,250	1,585
Cook County, Series A (MBIA)
6.250%, 11/15/2011	1,000	1,091
Du Page County Community High School District #94, West Chicago (FSA)
7.250%, 11/01/2009	1,780	1,872
Elk Grove Village (MBIA)
4.125%, 01/01/2019	1,000	937
Illinois, First Series
5.500%, 08/01/2015	4,500	4,640
Lake County Community Unit School District #60, Waukegan, Series B (FSA)
7.500%, 12/01/2008	3,640	3,671
Lake County School District #56, Gurnee (FGIC)
8.375%, 01/01/2010	1,290	1,374
Madison & Jersey Counties Unit School District #11, Alton, Capital Appreciation, Zero Coupon Bond (FSA)
5.208%, 12/01/2019 	2,100	1,182
McCook
5.000%, 12/01/2026	1,150	1,055
5.100%, 12/01/2028	1,000	916
Rockford School District #205 (FGIC)
5.000%, 02/01/2014	500	520
Southwestern Illinois Development Authority Revenue, Edwardsville Community (FSA)
5.000%, 12/01/2017	1,000	1,033
Will County School District #86, Joliet, Zero Coupon Bond (FSA)
4.873%, 11/01/2017 	3,870	2,499
Winnebago County School District #122, Harlem-Love Park, Zero Coupon Bond (FSA)
4.840%, 01/01/2017 	3,000	2,022
		58,780
		106,921
Indiana - 1.6%
Revenue Bonds - 1.4%
Anderson Economic Development Revenue, Anderson University Project
5.000%, 10/01/2017	710	666
Avon Community School Building, First Mortgage (AMBAC) (STAID)
4.500%, 07/15/2020	1,000	950
Franklin Township School Building Corporation, Escrowed to Maturity
5.750%, 07/15/2009 §	1,235	1,269
Indiana Transportation Finance Authority, Escrowed to Maturity (AMBAC)
5.750%, 06/01/2012 §	180	191
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	1,820	1,966
Indiana University, Series K, Zero Coupon Bond (MBIA)
3.571%, 08/01/2011 	250	226
Portage Multi-School Building, First Mortgage (MBIA) (STAID)
4.000%, 07/15/2018	1,250	1,177
St. Joseph County Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A
5.750%, 05/15/2016	450	413
5.550%, 05/15/2019	230	200
St. Joseph County Hospital Authority (MBIA)
4.750%, 08/15/2012	1,000	1,011
Zionsville Community Schools Building, First Mortgage Bonds, Pre-refunded 01/15/2012 @ 100 (FGIC) (STAID)
5.750%, 07/15/2015 ¸	775	837
		8,906
General Obligation - 0.2%
Gary Sanitation District, Special Tax District (RAAI)
3.750%, 02/01/2011	1,260	1,247
		10,153
Iowa - 1.6%
Revenue Bonds - 1.6%
Iowa Finance Authority Health Facilities Revenue, Care Initiatives Project, Series A
5.250%, 07/01/2013	1,250	1,230
Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A
5.750%, 11/15/2019	500	452
Iowa Higher Education Authority, Central College (RAAI)
5.450%, 10/01/2026	1,000	906
Iowa Higher Education Authority, Wartburg College Project, Pre-refunded 10/01/2012 @ 100 (ACA) (MBIA)
5.500%, 10/01/2028 ¸	2,000	2,159
Iowa Higher Education Authority, Wartburg College Project, Series A
4.700%, 10/01/2016	925	884
4.750%, 10/01/2017	1,100	1,038
4.800%, 10/01/2018	1,155	1,078
5.000%, 10/01/2023	1,475	1,320
Muscatine Electric, Escrowed to Maturity
9.700%, 01/01/2013 §	1,375	1,568
		10,635
Kansas - 2.9%
Revenue Bonds - 2.3%
Johnson County Residual Housing, Escrowed to Maturity, Zero Coupon Bond
3.619%, 05/01/2012 § 	7,500	6,595
Kansas Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Series L
4.500%, 11/15/2017	1,405	1,326
Kansas Development Finance Authority, Health Facilities Revenue, Stormont-Vail Healthcare Services, Series F
5.000%, 11/15/2021	1,000	920
Kansas Development Finance Authority, Kansas State Projects, Series K (MBIA)
4.500%, 11/01/2019	1,850	1,794
La Cygne Environmental Improvement Revenue, Kansas City Power & Light (XLCA)
4.050%, 03/01/2015	1,000	974
Olathe Health Facilities Revenue, Olathe Medical Center
5.125%, 09/01/2021	1,000	943
Olathe Senior Living Facility Revenue, Catholic Care Campus, Series A
5.750%, 11/15/2013	700	679
5.750%, 11/15/2014	765	738
5.750%, 11/15/2015	820	785
Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA)
6.700%, 06/01/2029	285	289
		15,043
General Obligations - 0.6%
Johnson County Unified School District #231, Series B (AMBAC)
4.000%, 10/01/2017	800	768
Johnson County Unified School District #232, Series A (FSA)
4.250%, 09/01/2016	2,000	2,002
Sedgwick County School District #267 (AMBAC)
5.250%, 11/01/2012	1,045	1,107
		3,877
		18,920
Kentucky - 0.5%
Revenue Bonds - 0.5%
Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue, Sub-Series A-1 (AGTY)
5.750%, 12/01/2028	2,000	1,886
Kentucky Turnpike Authority, Escrowed to Maturity
7.200%, 07/01/2009 §	245	253
6.000%, 07/01/2011 §	365	385
Louisville/Jefferson County Metropolitan Government College Revenue, Bellarmine University, Series A
6.000%, 05/01/2028	1,135	1,048
		3,572
Louisiana - 0.9%
Revenue Bonds - 0.4%
Louisiana Local Government Environmental Facilities, Community Development Authority (AMT)
6.650%, 01/01/2025	560	517
Louisiana Public Facilities Authority, Pennington Medical Foundation Project
5.000%, 07/01/2021	1,000	904
St. Tammany Parish Sales Tax Revenue, District #03, Sales & Use Tax (CIFG)
5.000%, 06/01/2017	1,405	1,438
		2,859
General Obligations - 0.5%
Calcasieu Parish School District #023, Public School Improvement
4.600%, 02/15/2020	500	459
4.700%, 02/15/2021	700	635
4.800%, 02/15/2022	655	590
Louisiana, Series B (CIFG)
5.000%, 07/15/2015	1,300	1,363
		3,047
		5,906
Maine - 0.4%
Revenue Bond - 0.1%
Maine Health & Higher Education Facilities Authority, Series B (FGIC)
4.125%, 07/01/2018	740	707

General Obligation - 0.3%
Maine Municipal Bond Bank, Series B (FSA)
5.750%, 11/01/2010	2,000	2,118
		2,825
Maryland - 0.2%
Revenue Bonds - 0.2%
Westminster Educational Facilities Revenue, McDaniel College
5.000%, 11/01/2013	350	353
4.000%, 11/01/2015	700	653
		1,006
Massachusetts - 2.6%
Revenue Bonds - 2.4%
Massachusetts Bay Transportation Authority, General Transportation System Project, Series C (FGIC)
5.750%, 03/01/2010	1,100	1,148
Massachusetts Bay Transportation Authority, Series A (COMGTY)
6.250%, 03/01/2012	1,875	2,052
Massachusetts Commonwealth, Special Obligation, Series A
5.500%, 06/01/2013	1,000	1,083
Massachusetts Development Finance Agency, Health Care Facilities Revenue, Adventcare Project, Series A
6.650%, 10/15/2028	2,500	2,073
Massachusetts Health & Educational Authority Revenue, Berkshire Health System, Series F (AGTY)
5.000%, 10/01/2015	2,000	2,043
Massachusetts Health & Educational Facilities Authority, Caregroup, Series E-1
5.000%, 07/01/2028	300	260
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System, Series A (MBIA)
5.100%, 07/01/2010	3,000	3,020
Massachusetts Port Authority, Escrowed to Maturity
13.000%, 07/01/2013 §	2,935	3,682
		15,361
General Obligation - 0.2%
Springfield, State Qualified Municipal Purpose (FSA) (STAID)
4.500%, 08/01/2020	1,400	1,365
		16,726
Michigan - 3.3%
Revenue Bonds - 2.4%
Detroit Water Supply, Escrowed to Maturity (FGIC)
6.250%, 07/01/2012 §	230	243
Kalamazoo Hospital Finance Authority, Bronson Hospital, Series A (FSA)
5.000%, 05/15/2020	2,675	2,591
Michigan Grant Anticipation Bonds (FSA)
4.500%, 09/15/2015	1,000	1,024
Michigan Hospital Finance Authority, Henry Ford Health Systems, Series A, Pre-refunded 03/01/2013 @ 100
5.500%, 03/01/2015 ¸	3,150	3,394
Michigan Municipal Board Authority, Local Government Loan Program, Series B, Group A (AMBAC)
5.000%, 12/01/2018	600	609
Romulus Economic Development Corporation, Partnership Project, Escrowed to Maturity
7.000%, 11/01/2015 §	1,300	1,525
Wayne Charter County Airport, Series A (AMT) (MBIA)
5.250%, 12/01/2009	5,000	5,058
Western Michigan University Revenue (FSA)
5.000%, 11/15/2023	1,300	1,241
		15,685
General Obligations - 0.9%
Algonac Community Schools, School Building & Site, Series I (FSA) (MQSBLF)
4.000%, 05/01/2019	840	769
Constantine Public Schools (MQSBLF)
5.000%, 05/01/2016	1,075	1,113
Detroit (AMT) (FSA)
5.750%, 04/01/2009	1,255	1,271
Marysville Public School District, School Building & Site (FSA) (MQSBLF)
4.250%, 05/01/2018	630	610
Rochester Community School District, Series 1, Pre-refunded 05/01/2010 @ 100 (FGIC) (MQSBLF)
5.375%, 05/01/2011 ¸	2,000	2,088
		5,851
		21,536
Minnesota - 1.8%
Revenue Bonds - 1.6%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.375%, 02/01/2017	1,590	1,480
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (MBIA)
5.000%, 01/01/2019	1,165	1,170
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/2010	1,000	1,021
Minneapolis Hospital & Rehabilitation, Escrowed to Maturity
10.000%, 06/01/2013 §	660	768
Minnesota Agricultural & Economic Development Board, Health Care Systems, Series A
5.875%, 11/15/2011	2,135	2,237
Minnesota Higher Education Facilities Revenue, College of Art & Design, Series 6-K
5.000%, 05/01/2012	295	297
Monticello Big Lake Community Hospital District, Health Care Facilities, Series C
5.250%, 12/01/2011	1,940	1,912
Northfield Hospital Revenue
5.000%, 11/01/2012	785	788
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (MBIA)
5.000%, 11/15/2019	1,235	1,203
		10,876
General Obligation - 0.2%
Fridley Independent School District #14, Series A (FSA) (MSDCEP)
5.000%, 02/01/2017	1,030	1,085
		11,961
Mississippi - 0.2%
Revenue Bond - 0.2%
Mississippi Hospital Equipment & Facilities Authority, Mississippi Baptist Health Systems, Series A
5.000%, 08/15/2016	1,440	1,436

Missouri - 2.2%
Revenue Bonds - 1.7%
Boone County Hospital Revenue, Boone Hospital Center
5.750%, 08/01/2028	1,750	1,676
Hannibal Industrial Development Authority, Health Facilities Revenue, Hannibal Regional Hospital
4.350%, 03/01/2014	1,405	1,363
Joplin Individual Development Authority Health Facilities, Freeman Health System Project
4.125%, 02/15/2009	750	752
Kansas City Special Obligation, East Village Project, Series B (AGTY)
5.000%, 04/15/2022	505	489
Missouri Development Finance Board Revenue, Midwest Research Institute Project
5.000%, 11/01/2016	1,130	1,035
Missouri Health & Educational Facilities Revenue, Senior Living Facilities, Lutheran, Series B
4.350%, 02/01/2015	850	803
4.375%, 02/01/2016	930	863
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (MBIA)
4.200%, 01/01/2018	1,000	924
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Series A (AMBAC)
5.000%, 01/01/2018	2,000	2,001
Osage Beach Tax Increment, Prewitts Project
4.800%, 05/01/2016	1,650	1,501
		11,407
Certificate of Participation - 0.5%
Missouri Development Finance Board Infrastructure Revenue, Independence-Centerpoint, Series F
5.375%, 04/01/2024	1,000	904
Missouri Development Finance Board Infrastructure Revenue, Independence-Crackerneck Creek, Series B
5.125%, 03/01/2022	2,000	1,761
		2,665
		14,072
Montana - 0.9%
Revenue Bonds - 0.9%
Montana Department of Transportation Revenue, Grant Anticipation Notes, Highway 93 Construction
4.000%, 06/01/2019	1,740	1,611
Montana Facilities Finance Authority Revenue, Benefis Health System (AGTY)
5.000%, 01/01/2017	1,000	1,007
Montana Facilities Finance Authority Revenue, Health Care Facilities, Master Loan Project, Northeast Montana, Series B
4.500%, 05/01/2018	455	431
Montana Facilities Finance Authority Revenue, Senior Living, St. Johns Lutheran, Series A
5.750%, 05/15/2016	1,800	1,672
6.000%, 05/15/2025	1,675	1,450
		6,171
Nebraska - 1.5%
Revenue Bonds - 1.5%
Douglas County Hospital Authority #002, Nebraska Medical Center, Clarkson Regional Health Guaranty (AGTY)
5.000%, 11/15/2011	2,860	2,960
Douglas County Hospital Authority #3, Methodist Health
5.750%, 11/01/2028	1,000	926
Douglas County Zoo Facilities Revenue, Omaha's Henry Doorly Zoo Project
4.750%, 09/01/2017	745	733
4.750%, 09/01/2018	740	719
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
4.000%, 06/01/2018	2,000	1,769
Nebraska Investment Financial Authority, Great Plains Regional Medical Center (RAAI)
4.700%, 11/15/2011	500	504
4.800%, 11/15/2012	500	501
4.900%, 11/15/2013	600	597
Omaha Public Power District, Nebraska Electric Revenue, Series A
4.100%, 02/01/2019	1,370	1,279
		9,988
Nevada - 0.5%
Revenue Bonds - 0.3%
Carson City Hospital Revenue, Carson-Tahoe Hospital
5.750%, 09/01/2011	550	569
5.750%, 09/01/2012	580	599
Carson City Hospital Revenue, Carson-Tahoe Hospital, Escrowed to Maturity
5.750%, 09/01/2011 §	450	479
5.750%, 09/01/2012 §	475	512
		2,159
General Obligation - 0.2%
Washoe County, Escrowed to Maturity
9.875%, 08/01/2009 §	820	866
		3,025
New Hampshire - 0.5%
Revenue Bonds - 0.5%
New Hampshire Health & Education Facilities Authority
5.375%, 07/01/2024	1,250	1,126
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.500%, 07/01/2025	1,000	889
New Hampshire Municipal Bond Bank, Series A (MBIA)
4.500%, 02/15/2020	1,300	1,266
		3,281
New Jersey - 0.3%
Revenue Bonds - 0.3%
New Jersey Economic Development Authority, Cigarette Tax
5.500%, 06/15/2016	2,000	1,868
New Jersey Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 §	245	248
		2,116
New York - 2.3%
Revenue Bonds - 1.0%
Hempstead Town Industrial Development Agency (MBIA)
5.000%, 12/01/2008	2,000	2,009
Long Island Power Authority, Series B
5.250%, 12/01/2013	4,000	4,227
		6,236
General Obligations - 1.3%
New York, Series A
5.750%, 08/01/2015	3,220	3,406
New York, Series C
5.500%, 03/15/2014	3,000	3,124
New York, Series D
5.500%, 06/01/2012	2,000	2,118
		8,648
		14,884
North Carolina - 2.0%
Revenue Bonds - 1.9%
North Carolina Eastern Power Agency, Series A
5.250%, 01/01/2022	2,235	2,177
North Carolina Eastern Power Agency, Series D
5.375%, 01/01/2013	2,955	3,019
North Carolina Finance Agency Education Facilities Revenue, Meredith College
5.250%, 06/01/2020	900	829
North Carolina Medical Care Commission Health Care Facilities Revenue, First Mortgage Presbyterian, Series B
4.875%, 10/01/2013	2,035	1,954
5.000%, 10/01/2014	2,120	2,024
North Carolina Power Agency #1, Series A (FSA)
5.250%, 01/01/2016	2,000	2,070
		12,073
Certificate of Participation - 0.1%
Randolph County (AMBAC)
5.000%, 02/01/2018	815	825
		12,898
North Dakota - 0.2%
Revenue Bond - 0.2%
Ward County Health Care Facilities Revenue, Trinity Obligated Group
5.000%, 07/01/2014	1,180	1,171

General Obligation - 0.0%
Mandan, Series D (MBIA)
4.000%, 05/01/2017	460	445
		1,616
Ohio - 1.8%
Revenue Bonds - 1.1%
Lake County Hospital Facilities Revenue, Lake Hospital System, Series C
5.500%, 08/15/2024	1,230	1,122
Lorain County Hospital Facilities, Catholic Healthcare Partners, Series B (MBIA)
5.375%, 09/01/2009	1,000	1,012
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2016	750	721
Ohio Higher Education Facilities Revenue, John Carroll University Project
4.000%, 04/01/2014	1,135	1,117
4.500%, 04/01/2015	1,000	997
Ohio Water Development Authority, Escrowed to Maturity
9.375%, 12/01/2010 §	740	777
Richland County Hospital Facilities, Series A
5.650%, 11/15/2008	595	596
Ross County Hospital Revenue, Adena Health Systems
5.500%, 12/01/2028	1,000	919
		7,261
General Obligations - 0.5%
Barberton City School District (OSDCEP)
4.750%, 12/01/2021	1,260	1,206
Mason City School District (FSA)
4.375%, 12/01/2019	1,195	1,170
St. Mary's City School District, School Facilities Construction & Improvement (FSA) (OSDCEP)
4.500%, 12/01/2019	785	758
		3,134
Certificate of Participation - 0.2%
Akron (AGTY)
5.000%, 12/01/2015	1,000	1,045
		11,440
Oklahoma - 1.5%
Revenue Bonds - 1.5%
Cherokee County Economic, Escrowed to Maturity, Zero Coupon Bond (AMBAC)
3.381%, 11/01/2011 § 	3,340	3,012
McClain County Economic Development Authority, Educational Facilities Lease Revenue, Newcastle Public Schools Project
5.000%, 09/01/2009	510	515
5.000%, 09/01/2011	345	350
5.000%, 09/01/2012	355	357
4.125%, 09/01/2013	250	240
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project (AMT)
5.750%, 01/01/2023	1,430	1,231
South Oklahoma City, Pre-refunded 02/01/2010 @ 100
9.750%, 02/01/2013 ¸	2,565	2,749
Tulsa Educational Facilities Authority, Holland Hall School Project, Series B
4.600%, 12/01/2009	1,195	1,210
		9,664
Oregon - 1.4%
Revenue Bond - 1.0%
Medford Hospital Facilities Authority, Asante Health Systems, Series B (MBIA)
3.750%, 08/15/2029 Y	6,500	6,500

General Obligations - 0.4%
Lane County School District #52, Bethel (SBG)
5.500%, 06/15/2009	1,000	1,022
Yamhill County School District #40, McMinnville (FSA) (SBG)
5.000%, 06/15/2019	1,415	1,459
		2,481
		8,981
Pennsylvania - 1.7%
Revenue Bonds - 1.6%
Allegheny County Hospital Revenue, University of Pittsburgh Medical Center, Series B
5.000%, 06/15/2018	3,000	2,915
Delaware County College Revenue, Neumann College
5.250%, 10/01/2020	535	493
5.375%, 10/01/2021	565	519
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center (RAAI)
5.000%, 12/15/2015	1,275	1,247
5.000%, 12/15/2017	1,405	1,325
Montgomery County Industrial Development Authority, Whitemarsh Continued Care Project
6.125%, 02/01/2028	1,000	838
State Public School Building Authority College Revenue, Delaware Community College Project (FSA)
5.000%, 10/01/2022	1,000	975
Westmoreland County Industrial Development Authority Revenue, Retirement Community, Redstone, Series A
5.375%, 01/01/2014	1,100	1,036
5.500%, 01/01/2016	1,200	1,084
		10,432
General Obligation - 0.1%
Ephrata Area School District (FGIC) (STAID)
4.500%, 04/15/2018	450	442
		10,874
Puerto Rico - 0.7%
Revenue Bond - 0.1%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	998

General Obligation - 0.6%
Puerto Rico Commonwealth, Public Improvement, Series A
5.000%, 07/01/2020	4,000	3,728
		4,726
South Carolina - 1.4%
Revenue Bonds - 1.4%
Charleston EDL Excellence Finance, Charleston County School District Project
5.000%, 12/01/2013	2,000	2,081
Lexington County Health Services District, Lexington Medical Center, Pre-refunded 11/01/2013 @ 100
5.500%, 11/01/2023 ¸	2,000	2,154
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.000%, 08/01/2013	1,000	1,040
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C
6.000%, 08/01/2013	2,000	2,080
South Carolina Public Service Authority, Series A (MBIA)
5.500%, 01/01/2010	1,665	1,723
		9,078
South Dakota - 1.3%
Revenue Bonds - 0.8%
South Dakota Health & Educational Facilities Authority, Vocational Education Program (AGTY)
5.125%, 08/01/2028	1,500	1,386
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement
4.750%, 09/01/2011	530	537
5.000%, 09/01/2012	1,000	1,014
5.000%, 09/01/2013	1,000	1,008
5.000%, 09/01/2025	1,770	1,536
		5,481
Certificates of Participation - 0.5%
Deadwood (ACA)
5.600%, 11/01/2008	845	846
5.000%, 11/01/2018	2,385	2,212
		3,058
		8,539
Tennessee - 3.6%
Revenue Bonds - 3.3%
Jackson Hospital Revenue, Jackson-Madison Project
5.250%, 04/01/2023	4,000	3,636
Memphis-Shelby Counties Sports Authority Revenue, Memphis Arena Project, Series C (MBIA)
5.000%, 11/01/2017	3,175	3,240
Metropolitan Government Nashville & Davidson County, Escrowed to Maturity
6.400%, 04/01/2011 §	1,030	1,117
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.000%, 09/01/2016 ¸	565	620
6.000%, 09/01/2016 ¸	935	1,027
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Series B
5.250%, 09/01/2021	1,675	1,642
Shelby County Health, Educational & Housing Facilities Board, St. Jude's Children's Research
5.000%, 07/01/2009	100	101
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project (RAAI)
5.000%, 09/01/2016	2,000	1,947
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Escrowed to Maturity
6.250%, 09/01/2011 §	1,465	1,587
6.250%, 09/01/2012 §	1,085	1,195
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101
6.500%, 09/01/2013 ¸	2,215	2,478
Tennessee Energy Acquisition Corporation, Gas Revenue, Series A
5.000%, 09/01/2014	3,500	3,170
		21,760
General Obligation - 0.3%
Memphis (MBIA)
5.000%, 10/01/2016	2,000	2,091
		23,851
Texas - 10.9%
Revenue Bonds - 4.5%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A
5.350%, 11/15/2008	1,300	1,299
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	1,000	967
El Paso Water & Sewer Revenue, Series A (FSA)
4.000%, 03/01/2018	650	612
Grapevine Industrial Development, Air Cargo (AMT)
6.500%, 01/01/2024	485	447
Gregg County Health Facilities Development, Good Shepherd Medical Center, Series A
5.750%, 10/01/2009	2,895	2,949
5.000%, 10/01/2013	1,230	1,229
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Pre-refunded 02/15/2014 @ 100
7.000%, 02/15/2023 ¸	2,000	2,343
League City Waterworks & Sewer System Revenue (FSA)
4.000%, 02/15/2018	1,230	1,154
4.375%, 02/15/2023	1,315	1,172
Lubbock Educational Facilities Revenue, Lubbock Christian University
5.000%, 11/01/2016	1,000	942
North Texas Tollway Revenue, First Tier, Series A
6.000%, 01/01/2024	2,500	2,470
North Texas Tollway Revenue, First Tier, Series E-3, Mandatory Put 01/01/2016 @ 100
5.750%, 01/01/2038	3,000	3,082
Odessa Housing Finance, Escrowed to Maturity, Zero Coupon Bond (MBIA)
3.631%, 06/01/2012 § 	1,465	1,284
San Antonio Electric & Gas, Series A
5.250%, 02/01/2013	2,135	2,170
San Leanna Educational Facilities Higher Education Revenue Tax, Saint Edwards University Project
5.000%, 06/01/2019	575	537
Tarrant County Cultural Education Financial Corporation Retirement Facilities, Northwest Senior Housing, Edgemere Project, Series A
5.750%, 11/15/2014	1,235	1,188
Texas Transportation Commission, First Tier
5.000%, 04/01/2017	2,000	2,095
Travis County Health Facilities, Development Retirement Facilities Revenue, Querencia Barton Creek Project
5.250%, 11/15/2017	1,000	884
5.500%, 11/15/2025	900	738
Tyler Health Facilities, Mother Frances Hospital
5.250%, 07/01/2012	1,000	1,020
Victoria Utilities Systems Revenue (AMBAC)
4.400%, 12/01/2019	1,000	957
		29,539
General Obligations - 6.4%
Alvin Independent School District, Schoolhouse (PSFG)
4.125%, 02/15/2019	1,110	1,034
Brownsville (MBIA)
5.000%, 02/15/2017	2,125	2,168
Corinth (MBIA)
4.500%, 02/15/2019	1,180	1,146
Dallas (MBIA)
4.500%, 02/15/2027	5,000	4,423
Dallas County Utilities & Reclamation District, Series A
5.150%, 02/15/2022	5,715	5,271
El Paso County (MBIA)
5.000%, 02/15/2018	2,440	2,492
Elgin Independent School District, School Building (PSFG)
4.375%, 08/01/2019	1,120	1,071
Frisco (AMBAC)
4.500%, 02/15/2016	2,045	2,075
Frisco (FGIC)
5.000%, 02/15/2018	1,125	1,133
5.000%, 02/15/2019	1,675	1,682
Galena Park Independent School District, School Building (PSFG)
4.000%, 08/15/2019	1,070	979
Giddings Independent School District, School Building, Series A (PSFG)
4.250%, 02/15/2019	875	829
Grand Prairie Independent School District, School Building, Series A (PSFG)
4.500%, 02/15/2018	635	633
Howard County Junior College (AMBAC)
4.250%, 02/15/2018	715	694
Irving Independent School District, Series A, Zero Coupon Bond (PSFG)
2.775%, 02/15/2009 	5,000	4,948
Kaufman County (FSA)
5.000%, 02/15/2017	1,000	1,015
Lubbock, Water Works System, Series A (FSA)
4.500%, 02/15/2019	300	293
Montgomery County (FSA)
4.000%, 03/01/2017	320	307
North Harris Montgomery Community College District (FGIC)
5.375%, 02/15/2015	95	99
Northwest Texas Independent School District (PSFG)
4.500%, 02/15/2026	1,500	1,321
San Angelo, Series A (MBIA)
4.400%, 02/15/2019	875	846
San Antonio
4.125%, 02/01/2019	1,000	951
4.250%, 02/01/2020	1,140	1,073
Sunnyvale School District, School Building (PSFG)
4.400%, 02/15/2020	870	820
Teague Independent School District, School Building (PSFG)
5.000%, 02/15/2019	2,210	2,235
Texas, Water Financial Assistance, Series A
5.000%, 08/01/2017	1,500	1,576
Victoria School District (PSFG)
5.000%, 02/15/2018	500	516
		41,630
		71,169
Utah - 0.7%
Revenue Bonds - 0.6%
Salt Lake & Sandy Metropolitan Water District, Series A (AMBAC)
5.000%, 07/01/2015	2,500	2,630
South Jordan, Sales Tax, Pre-refunded 08/15/2011 @ 100 (AMBAC)
5.500%, 08/15/2018 ¸	1,000	1,068
Weber Basin Water Conservancy District, Series A (AMBAC)
4.375%, 10/01/2018	400	390
		4,088
General Obligation - 0.1%
Ashley Valley Water & Sewer, Escrowed to Maturity (AMBAC)
10.900%, 01/01/2010 §	600	636
		4,724
Washington - 3.6%
Revenue Bonds - 0.6%
Snohomish County Housing Authority
6.300%, 04/01/2016	880	887
Washington Housing Community Nonprofit Revenue, Skyline at First Hill Project, Series B
5.100%, 01/01/2013	3,000	2,873
		3,760
General Obligations - 3.0%
Clark County School District #37, Vancouver (FSA)
5.250%, 12/01/2014	1,515	1,625
Snohomish County (MBIA)
5.375%, 12/01/2019	5,000	5,107
Spokane County School District #81, Spokane,
Convertible CABs (MBIA)
0.000% through 12/01/2008, thereafter 5.000%, 06/01/2016 »	1,000	1,016
Spokane County School District #356, Central Valley, Series B, Zero Coupon Bond (FGIC)
4.608%, 12/01/2014 	5,690	4,296
Washington, Series C
5.500%, 07/01/2014	2,275	2,477
Washington, Series S-5, Zero Coupon Bond (FGIC)
4.689%, 01/01/2016 	3,000	2,143
Washington, Various Purpose, Series R-A
5.000%, 01/01/2025	3,000	2,909
		19,573
		23,333
Wisconsin - 2.0%
Revenue Bonds - 1.7%
Franklin Solid Waste Disposal Revenue, Waste Management Wisconsin, Series A, Mandatory Put 05/01/2016 @ 100 (AMT)
4.950%, 11/01/2016	2,000	1,782
Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Series A
5.500%, 02/15/2020	1,500	1,404
Wisconsin Health & Educational Facilities Authority, Eastcastle Place Income Project
5.750%, 12/01/2019	2,000	1,723
Wisconsin Health & Educational Facilities Authority, Fort Healthcare Income Project
5.375%, 05/01/2018	1,250	1,190
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.250%, 02/15/2009	500	505
5.500%, 02/15/2013	850	867
Wisconsin Health & Educational Facilities Authority, Southwest Health Center, Series A
6.125%, 04/01/2024	1,500	1,338
Wisconsin Health & Educational Facilities Authority, Vernon Memorial Healthcare Project
4.650%, 03/01/2015	1,035	977
Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan Services
5.750%, 08/15/2011	285	291
Wisconsin Health & Educational Facilities Authority, Wisconsin Medical College (MBIA)
5.000%, 12/01/2015	1,450	1,480
		11,557
General Obligation - 0.3%
Door County, Series A, Crossover Refunded 09/01/2011 @ 100 (FGIC)
5.125%, 09/01/2016 z	1,720	1,800
		13,357
Wyoming - 0.3%
Revenue Bond - 0.3%
Lincoln County, Pacificorp Project, Mandatory Put 06/03/2013 @ 100 (AMT)
4.125%, 11/01/2025	2,250	2,246

Total Municipal Bonds
(Cost $647,251)		638,120

Short-Term Investments - 0.7%
Money Market Fund - 0.6%	SHARES
First American Tax Free Obligations Fund, Class Z ±	3,695,102	3,695

Variable Rate Demand Note ❖ - 0.1%	PAR
Minneapolis, Guthrie Theater Project, Series A (LOC: Wells Fargo Bank)
7.920%, 10/01/2023	$1,000	1,000
Total Short-Term Investments
(Cost $4,695)		4,695
Total Investments ◆ - 98.4%
(Cost $651,946)		642,815
Other Assets and Liabilities, Net - 1.6%		10,448
Total Net Assets - 100.0%		$653,263

s	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held no fair valued securities.
¸	Pre-refunded issues are typically backed by U.S. government obligations which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§
Escrowed to Maturity issues are typically backed by U.S. government obligations which secure the timely payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2008.
»
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

Y	Auction rate security. The coupon rate shown represents the rate as of September 30, 2008.
z	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

❖
Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates.  The coupon rate shown represents the rate as of September 30, 2008.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $651,946.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	12,822
	Gross unrealized depreciation	(21,953)
	Net unrealized depreciation	$ (9,131)

ACA - American Capital Access
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2008, the aggregate market value of securities subject to the AMT was $14,788, which represents 2.3% of total net assets.
CIFG - CDC IXIS Financial Guaranty
CMI - California Mortgage Insurance Program
COMGTY - Commonwealth Guaranty
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
MQSBLF - Michigan Qualified School Board Loan Fund Program
MSDCEP - Minnesota School District Credit Enhancement Program
OSDCEP - Ohio School District Credit Enhancement Program
PSFG - Permanent School Fund Guarantee
RAAI - Radian Asset Assurance Inc.
SBG - School Board Guaranty
SMO - State Moral Obligation
STAID - State Aid Withholding
VA - Veterans Administration
XLCA - XL Capital Assurance Inc.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds and variable rate demand notes.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 3,695
Level 2 - Other significant observable inputs	639,120
Level 3 - Significant unobservable inputs	—
Total	$ 642,815

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Minnesota Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 95.9%
Revenue Bonds - 63.6%
Continuing Care Retirement Communities - 1.0%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.550%, 07/01/2027	$1,000	$842
Glencoe Health Care Facilities, Pre-refunded 04/01/2011 @ 101
7.400%, 04/01/2021 ¸	1,000	1,111
		1,953
Economic Development - 1.5%
Minneapolis Community Development Agency, Series G-3, Pre-refunded 12/01/2011 @ 100
5.350%, 12/01/2021 ¸	1,000	1,061
Minneapolis Development Revenue, Common Bond, Series 1A (AMT)
4.550%, 12/01/2013	480	480
4.625%, 12/01/2014	505	503
Minneapolis Supported Development Revenue, Common Bond, Series 2A (AMT)
5.125%, 06/01/2022	1,000	889
		2,933
Education - 9.2%
Minneapolis, The Blake School Project
5.000%, 09/01/2012	445	457
Minnesota Higher Education Facilities Authority, Augsburg College, Series 4
5.000%, 10/01/2011	500	503
5.000%, 10/01/2012	500	501
Minnesota Higher Education Facilities Authority, Augsburg College, Series 6-C
4.750%, 05/01/2018	1,075	988
Minnesota Higher Education Facilities Authority, Augsburg College, Series 6-J1
5.000%, 05/01/2013	320	321
5.000%, 05/01/2016	375	364
5.000%, 05/01/2020	1,295	1,190
Minnesota Higher Education Facilities Authority, College of Art & Design, Series 5-D, Pre-refunded 05/01/2010 @ 100
6.625%, 05/01/2020 ¸	1,000	1,061
Minnesota Higher Education Facilities Authority, College of Art and Design, Series 5-K
5.000%, 05/01/2011	250	256
Minnesota Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2013	310	311
5.000%, 05/01/2014	320	319
5.000%, 05/01/2015	340	335
5.000%, 05/01/2016	355	345
5.000%, 05/01/2017	370	356
Minnesota Higher Education Facilities Authority, St. Benedict College, Series V
4.500%, 03/01/2017	1,585	1,532
Minnesota Higher Education Facilities Authority, St. Catherine College, Series 5-N1
5.250%, 10/01/2022	1,500	1,369
Minnesota Higher Education Facilities Authority, St. John's University, Series 6-U
4.200%, 10/01/2019	290	266
4.300%, 10/01/2020	385	349
4.500%, 10/01/2022	145	130
Minnesota Higher Education Facilities Authority, St. Olaf College, Series 6-O
5.000%, 10/01/2016	500	511
4.500%, 10/01/2019	250	234
Minnesota Higher Education Facilities Authority, St. Scholastica College, Series 5-J
5.250%, 12/01/2011	300	304
Minnesota Higher Education Facilities Authority, St. Scholastica College, Series 6-S
4.375%, 12/01/2016	360	329
4.500%, 12/01/2017	380	346
Minnesota Higher Education Facilities Authority, University of St. Thomas, Series 6-I
4.000%, 04/01/2014	1,045	1,027
Moorhead Educational Facilities, Concordia College, Series A
4.100%, 12/15/2014	500	490
4.200%, 12/15/2015	880	854
4.300%, 12/15/2016	925	886
5.000%, 12/15/2018	1,005	987
5.000%, 12/15/2019	1,060	1,031
		17,952
Healthcare - 24.4%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.250%, 02/01/2015	735	705
Bemidji Health Care Facilities, North County Health Services
4.125%, 09/01/2013	300	295
4.250%, 09/01/2015	500	482
5.000%, 09/01/2017	500	491
5.000%, 09/01/2018	1,050	1,019
5.000%, 09/01/2019	1,110	1,063
Cuyuna Range Hospital District
5.000%, 06/01/2016	425	400
5.000%, 06/01/2017	1,340	1,249
5.000%, 06/01/2019	1,320	1,199
Duluth Economic Development Authority, Benedictine Health System, Pre-refunded 02/15/2014 @ 100
5.375%, 02/15/2022 ¸	2,045	2,217
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2013	760	759
5.000%, 04/01/2014	800	792
5.000%, 04/01/2015	845	827
5.000%, 04/01/2017	1,815	1,722
Hastings Health Care Facility, Regina Medical Center (ACA)
5.000%, 09/15/2013	500	481
Inver Grove Heights Nursing Home Revenue, Presbyterian Homes Care
5.000%, 10/01/2016	430	401
Maple Grove Health Care Facilities, Maple Grove Hospital
5.000%, 05/01/2017	1,000	974
Maple Grove Health Care Facilities, North Memorial
4.500%, 09/01/2017	1,730	1,635
Marshall Medical Center Gross Revenue, Avera Marshall Regional Medical Center Project
4.500%, 11/01/2013	345	340
4.750%, 11/01/2020	1,155	1,038
Meeker County Hospital Facilities, Memorial Hospital Project
5.625%, 11/01/2022	1,000	912
Minneapolis Healthcare System, Allina Health System, Series A, Pre-refunded 11/15/2012 @ 100
6.000%, 11/15/2023 ¸	2,500	2,754
5.750%, 11/15/2032 ¸	1,300	1,420
Minneapolis Healthcare System, Fairview Health Services, Series A, Escrowed to Maturity
5.000%, 05/15/2012 §	605	641
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
5.500%, 02/01/2011	280	289
5.500%, 02/01/2012	200	207
5.500%, 02/01/2015	730	747
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A (MBIA)
5.500%, 11/15/2017	305	312
5.750%, 11/15/2026	10	10
Monticello, Big Lake Community Hospital, Series C
5.750%, 12/01/2015	2,320	2,298
Northfield Hospital Revenue
5.000%, 11/01/2013	880	876
5.000%, 11/01/2014	920	906
5.500%, 11/01/2017	1,080	1,054
Plymouth Health Facilities, Westhealth Project, Series A (FSA)
6.200%, 06/01/2011	1,360	1,363
Redwood Falls Hospital Facilities Revenue
5.000%, 12/01/2021	1,015	872
Shakopee Health Care Facilities, St. Francis Regional Medical Center
4.000%, 09/01/2012	305	297
5.000%, 09/01/2017	1,785	1,702
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series C
5.625%, 07/01/2026	2,500	2,328
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (MBIA)
5.000%, 11/15/2015	500	512
5.000%, 11/15/2019	1,000	974
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group
5.250%, 05/15/2019	1,000	943
St. Paul Housing & Redevelopment Authority, HealthEast Project
5.150%, 11/15/2020	1,840	1,649
St. Paul Port Authority, HealthEast Midway Campus, Series A
5.250%, 05/01/2015	1,500	1,454
5.750%, 05/01/2025	2,000	1,816
Stillwater Health Care, Health Systems Obligation Group
4.250%, 06/01/2015	500	480
4.250%, 06/01/2016	260	244
Todd, Morrison, Cass & Wadena Counties, United Hospital District
4.000%, 12/01/2013	400	394
Winona Health Care Facilities, Series A
5.300%, 07/01/2017	525	511
5.350%, 07/01/2018	590	569
Winona Health Care Facilities, Winona Health Obligated Group
5.000%, 07/01/2020	1,000	913
		47,536
Housing - 1.4%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages (AMT) (FNMA) (GNMA)
5.125%, 10/01/2020	36	36
Minnesota Housing Finance Agency, Single Family Mortgages, Series B (AMT)
5.550%, 07/01/2024	65	65
Moorhead Senior Housing Revenue, Sheyenne Crossing Project
5.600%, 04/01/2025	2,000	1,727
Worthington Housing Authority, Meadows Worthington Project, Series A
5.000%, 11/01/2017	1,000	879
		2,707
Lease Revenue - 2.7%
Andover Economic Development Authority Public Facilities Lease Revenue, Community Center, Crossover Refunded 02/01/2014 @ 100
5.000%, 02/01/2019 z	730	761
5.000%, 02/01/2019 z	495	516
Pine County Housing & Redevelopment Authority, Series A
4.500%, 02/01/2016	465	456
4.500%, 02/01/2017	385	371
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center
4.500%, 12/01/2019	180	170
4.500%, 12/01/2020	290	269
St. Paul Housing & Redevelopment Authority, Smith Avenue Transit Center
4.000%, 06/01/2012	200	201
St. Paul Port Authority, Office Building
5.000%, 12/01/2019	2,415	2,426
		5,170
Miscellaneous - 1.1%
Minnesota State Retirement Systems Building
5.450%, 06/01/2012	550	567
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,500	1,494
		2,061
Revolving Funds - 1.0%
Minnesota Public Facilities Authority, Drinking Water, Series B, Pre-refunded 03/01/2009 @ 100
5.125%, 03/01/2019 ¸	2,000	2,024

Tax Revenue - 2.8%
Hennepin County Sales Tax, Ballpark Project, Series B
4.375%, 12/15/2022	555	510
5.000%, 12/15/2026	1,000	966
5.000%, 12/15/2029	1,000	955
Minneapolis Tax Increment Revenue, Grant Park Project
5.200%, 02/01/2022	1,000	877
Minneapolis, St. Anthony Falls Project
5.000%, 02/01/2017	1,040	938
5.300%, 02/01/2021	570	497
St. Anthony Housing & Redevelopment Authority, Silver Lake Village Project
5.000%, 08/01/2015	745	703
		5,446
Transportation - 7.5%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (MBIA)
5.000%, 01/01/2019	1,000	1,004
5.000%, 01/01/2020	2,200	2,192
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMBAC) (AMT)
5.000%, 01/01/2020	2,125	1,950
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/2010	2,880	2,941
5.625%, 01/01/2014	1,000	1,011
Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Pre-refunded 01/01/2011 @ 100 (FGIC)
5.125%, 01/01/2020 ¸	3,095	3,245
Minnesota Public Facilities Authority Transportation
5.000%, 03/01/2012	970	990
Puerto Rico Commonwealth, Highway Transportation Authority, Series X (IBC) (MBIA)
5.500%, 07/01/2013	1,250	1,315
		14,648
Utilities - 11.0%
Chaska Electric, Series A
5.600%, 10/01/2008	680	680
5.650%, 10/01/2009	720	740
5.650%, 10/01/2010	760	795
4.200%, 10/01/2015	1,000	980
Cohasset Pollution Control, Allete Project (IBCC) (RAAI)
4.950%, 07/01/2022	2,230	1,996
Minnesota State Municipal Power Agency
4.125%, 10/01/2017	420	392
5.250%, 10/01/2022	1,000	967
Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AGTY)
5.000%, 01/01/2019	1,000	1,004
5.000%, 01/01/2021	2,000	1,962
Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AMBAC)
5.000%, 01/01/2013	380	396
5.000%, 01/01/2017	460	473
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2016	500	508
Rochester Electric Utility, Pre-refunded 12/01/2010 @ 100
5.000%, 12/01/2016 ¸	1,150	1,206
Shakopee Public Utilities, Series A (FSA)
4.250%, 02/01/2018	295	287
Southern Minnesota Municipal Power Agency, Series A (AMBAC)
5.000%, 01/01/2011	1,270	1,288
5.250%, 01/01/2014	2,000	2,116
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
5.200%, 01/01/2020 	3,500	1,964
5.361%, 01/01/2021 	5,000	2,615
Western Minnesota Municipal Power Agency, Series A (AMBAC)
5.500%, 01/01/2011	1,000	1,021
		21,390
Total Revenue Bonds		123,820

General Obligations - 30.9%
Anoka County Capital Improvements, Series A
4.100%, 02/01/2018	610	593
5.000%, 02/01/2020	1,000	1,014
Anoka County Capital Improvements, Series B
4.550%, 01/01/2011	1,960	1,996
Anoka County Capital Improvements, Series C
4.100%, 02/01/2018	285	276
4.200%, 02/01/2019	595	572
Anoka County, Series D
5.000%, 02/01/2024	500	485
Anoka-Hennepin Independent School District #11, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2014 z	2,000	2,064
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2012 z	1,000	1,032
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.375%, 02/01/2013 z	600	622
Burnsville Independent School District #191, Alternative Facilities, Series A (MSDCEP)
4.250%, 02/01/2020	1,200	1,135
Chaska Independent School District #112, Series A (MBIA) (MSDCEP)
4.250%, 02/01/2019	1,000	969
Chatfield Independent School District #227, Series A (FSA) (MSDCEP)
4.000%, 02/01/2018	450	435
4.500%, 02/01/2026	250	224
Dakota County, Capital Improvements, Series C
4.850%, 02/01/2010	1,000	1,032
Dakota County Community Development Agency, Senior Housing Facilities, Series A
4.375%, 01/01/2019	510	493
4.500%, 01/01/2020	215	201
Dassel Cokato Independent School District #466, Series A (MSDCEP)
4.000%, 03/01/2014	300	305
Duluth Independent School District #709, Series A (FSA) (MSDCEP)
4.250%, 02/01/2022	1,375	1,244
Duluth, Series A
4.500%, 02/01/2021	1,160	1,097
4.500%, 02/01/2022	465	431
4.625%, 02/01/2024	1,100	1,010
Lakeville Independent School District #194 (MSDCEP)
5.000%, 02/01/2016	2,000	2,012
Lakeville Independent School District #194, Series A, Crossover Refunded 02/01/2013 @ 100 (FGIC) (MSDCEP)
5.000%, 02/01/2022 z	2,335	2,441
Metropolitan Council, Waste Water, Series C
4.000%, 03/01/2019	1,000	955
Minneapolis Special School District #001 (MSDCEP)
4.000%, 02/01/2018	1,135	1,108
Moorhead Independent School District #152, Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/2015 z	3,450	3,596
5.000%, 04/01/2016 z	2,510	2,616
Mounds View Independent School District #621, Series A (MBIA) (MSDCEP)
5.000%, 02/01/2018	2,340	2,343
Mounds View Independent School District #621, Series A (MSDCEP)
5.250%, 02/01/2010	1,000	1,036
5.000%, 02/01/2019	2,565	2,592
Mounds View Independent School District #621, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.250%, 02/01/2012 z	1,000	1,045
5.350%, 02/01/2016 z	1,000	1,048
Northfield Independent School District #659 (MSDCEP)
5.000%, 02/01/2015	1,000	1,035
Pequot Lakes Independent School District #186, Crossover Refunded 02/01/2012 @ 100 (FGIC) (MSDCEP)
5.125%, 02/01/2018 z	500	523
Perham, Disposal System (AMT)
5.850%, 05/01/2015	1,205	1,218
Pipestone-Jasper Independent School District #2689, Crossover Refunded 03/01/2009 @ 100 (FGIC) (MSDCEP)
5.400%, 03/01/2013 z	1,095	1,109
Puerto Rico Commonwealth (MBIA)
6.000%, 07/01/2014	1,605	1,688
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,004
Puerto Rico Commonwealth, Series A
5.500%, 07/01/2018	1,000	998
5.500%, 07/01/2018	575	573
Puerto Rico Commonwealth, Series A (XLCA)
5.500%, 07/01/2017	1,000	999
Robbinsdale Independent School District #281, Alternative Facilities, Series B (MSDCEP)
4.500%, 02/01/2021 «	500	485
Rochester Wastewater, Series A
4.000%, 12/01/2018	1,140	1,108
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 89.37 (FSA) (MSDCEP)
3.474%, 02/01/2013 z 	1,055	870
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 94.63 (FSA) (MSDCEP)
3.474%, 02/01/2012 z 	1,790	1,563
South Washington County, Independent School District #833, Series B (FSA) (MSDCEP)
5.000%, 02/01/2015	1,030	1,060
St. Cloud Library Sales Tax, Series B (FSA)
4.000%, 02/01/2018	1,000	965
St. Louis Park Independent School District #283, Crossover Refunded 02/01/2009 @ 100 (MSDCEP)
5.250%, 02/01/2010 z	1,000	1,009
5.600%, 02/01/2015 z	725	732
St. Michael Independent School District #885, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014 z	1,190	1,239
5.000%, 02/01/2017 z	1,000	1,041
Stillwater Independent School District #834 (MSDCEP)
4.750%, 02/01/2011	2,140	2,153
Wright County Jail, Series A (MCCEP)
4.500%, 12/01/2020	640	624
Zumbrota-Mazeppa Independent School District #2805, Series A (MSDCEP)
4.000%, 02/01/2019	200	189
Total General Obligations		60,207

Certificates of Participation - 1.4%
Duluth Independent School District #709, Series B (MSDCEP)
4.000%, 02/01/2019	1,890	1,737
Northeast Metropolitan Intermediate School District #916
4.250%, 01/01/2015	1,000	982
Total Certificates of Participation		2,719

Total Municipal Bonds
(Cost $190,414)		186,746

Short-Term Investments - 2.6%
Money Market Fund - 1.0%	SHARES
Federated Minnesota Municipal Cash Trust	1,879,637	1,880

Variable Rate Demand Notes ❖ - 1.6%	PAR
Minneapolis, Guthrie Theater Project, Series A (LOC: Wells Fargo Bank)
7.920%, 10/01/2023	$2,000	2,000
Minnesota Higher Education Facilities Authority, Hamline University, Series 6-E1 (LOC: Harris Bank)
8.000%, 10/01/2016	1,100	1,100
		3,100
Total Short-Term Investments
(Cost $4,980)		4,980

Total Investments ◆ - 98.5%
(Cost $195,394)		191,726
Other Assets and Liabilities, Net - 1.5%		3,011
Total Net Assets - 100.0%		$194,737

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held no fair valued securities.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

z	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2008.
«	Security purchased on a when-issued basis. On September 30, 2008, the total cost of investments purchased on a when-issued basis was $495 or 0.3% of total net assets.
❖
Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates.  The coupon rate shown represents the rate as of September 30, 2008.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $195,394.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 2,994
	Gross unrealized depreciation	(6,662)
	Net unrealized depreciation	$ (3,668)

ACA - American Capital Assurance
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2008, the aggregate market value of securities subject to the AMT was $9,093, which represents 4.7% of total net assets.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
IBC - Insured Bond Certificates
IBCC - Insured Bond Custodial Certficate
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
MCCEP - Minnesota County Credit Enhancement Program
MSDCEP - Minnesota School District Credit Enhancement Program
RAAI - Radian Asset Assurance Inc.
XLCA - XL Capital Assurance Inc.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds and variable rate demand notes.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 1,880
Level 2 - Other significant observable inputs	189,846
Level 3 - Significant unobservable inputs	—
Total	$ 191,726

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Minnesota Tax Free Fund

DESCRIPTION	PAR	VALUEs
Municipal Bonds - 93.8%
Revenue Bonds - 81.1%
Continuing Care Retirement Communities - 3.1%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.700%, 07/01/2042	$1,750	$1,435
Golden Valley, Covenant Retirement Communities, Series A
5.500%, 12/01/2029	1,750	1,532
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	1,275	974
Prior Lake Senior Housing Revenue, Shepherds Path, Series B
5.700%, 08/01/2036	1,000	859
		4,800
Economic Development - 1.9%
Minnesota Agricultural & Economic Development Board, Minnesota Small Business Program, Series A (AMT)
5.550%, 08/01/2016	500	472
Minnesota Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
7.250%, 08/01/2020	1,385	1,405
Minnesota Agricultural & Economic Development Board, Small Business Development, Series D (AMT)
7.250%, 08/01/2020	1,065	1,080
		2,957
Education - 3.7%
Baytown Lease Revenue, St. Croix Preparatory Academy, Series A
7.000%, 08/01/2038	1,500	1,378
Minnesota Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2026	1,750	1,500
Minnesota Higher Education Facilities Authority, Vermilion Community College, Series 3-T
5.750%, 01/01/2013	355	356
St. Paul Housing & Redevelopment Authority, Community Peace Academy, Series A
5.000%, 12/01/2036	800	606
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project
5.000%, 10/01/2024	2,000	1,842
		5,682
Healthcare - 27.7%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	1,500	1,258
Cuyuna Range Hospital District
5.000%, 06/01/2029	3,150	2,564
5.500%, 06/01/2035	350	297
Duluth Economic Development Authority, Benedictine Health System, Pre-refunded 02/15/2014 @ 100
5.250%, 02/15/2028 ¸	1,065	1,148
Glencoe Health Care Services Facilities Project, Glencoe Regional Health
5.000%, 04/01/2031	2,000	1,604
Maple Grove Health Care Facilities, North Memorial Health Care
5.000%, 09/01/2035	2,000	1,669
Maple Grove Health Care System, Maple Grove Hospital
4.500%, 05/01/2023	1,500	1,263
5.250%, 05/01/2025	1,000	910
Marshall Medical Center, Weiner Memorial Medical Center Project, Series A
5.250%, 11/01/2016	305	302
5.850%, 11/01/2023	875	849
Meeker County Hospital Facilities, Memorial Hospital Project
5.750%, 11/01/2027	1,000	899
Minneapolis Healthcare System, Allina Health System, Series A, Pre-refunded 11/15/2012 @ 100
6.000%, 11/15/2023 ¸	1,500	1,653
5.750%, 11/15/2032 ¸	2,400	2,621
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A
6.375%, 11/15/2029	125	126
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 ¸	3,875	4,204
Monticello, Big Lake Community Hospital, Series A
5.750%, 12/01/2019	1,000	925
Monticello, Big Lake Community Hospital, Series C
6.200%, 12/01/2022	1,000	935
New Hope Housing & Healthcare Facilities Authority, Masonic Home North Ridge
5.750%, 03/01/2015	1,600	1,535
Redwood Falls Hospital Revenue, Redwood Area Hospital Project
5.125%, 12/01/2036	3,000	2,358
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	2,000	1,658
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B, Pre-refunded 07/01/2014 @ 100
5.500%, 07/01/2025 ¸	2,000	2,186
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series C
5.750%, 07/01/2030	1,000	922
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (MBIA)
5.000%, 11/15/2012	2,500	2,577
St. Paul Housing & Redevelopment Authority, Episcopal Nursing Home
5.630%, 10/01/2033	2,325	1,867
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group
5.250%, 05/15/2026	2,000	1,747
St. Paul Housing & Redevelopment Authority, HealthEast Project
6.000%, 11/15/2030	800	748
St. Paul Housing & Redevelopment Authority, Regions Hospital
5.250%, 05/15/2018	500	477
St. Paul Port Authority, HealthEast Midway Campus, Series A
5.875%, 05/01/2030	900	809
St. Paul Port Authority, HealthEast Midway Campus, Series B
6.000%, 05/01/2030	1,800	1,648
Winona Health Care Facilities, Series A
6.000%, 07/01/2034	1,000	921
		42,680
Housing - 13.6%
Cottage Grove Senior Housing Revenue, PHS/Cottage Grove Inc. Project, Series A
5.000%, 12/01/2031	850	665
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project (GNMA)
5.900%, 04/20/2042	2,000	2,008
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Mandatory Put 02/15/2009 @100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	2,003
Hopkins Elderly Housing, St. Theresa Project, Series A (FHA) (GNMA)
5.600%, 11/20/2017	480	483
Maplewood Multifamily Housing, Carefree Cottages ll, Mandatory Put 04/15/2019 @ 100 (AMT) (FNMA)
4.800%, 04/15/2034	2,000	1,839
Minneapolis Housing Revenue, Keeler Apartments, Series A
5.000%, 10/01/2037	1,350	987
Minneapolis Multifamily Housing Revenue, Vantage Flats Project (AMT) (GNMA)
5.200%, 10/20/2048	875	718
Minneapolis & St. Paul Housing Financing Board, Single Family, Series A4 (AMT) (FHLMC) (FNMA) (GNMA)
5.000%, 11/01/2038	986	787
Minnesota Housing Finance Agency, Residential Housing, Series B (AMT)
5.650%, 07/01/2033	680	616
Minnesota Housing Finance Agency, Residential Housing, Series B1-RMK (AMT)
5.350%, 07/01/2033	1,380	1,201
Minnesota Housing Finance Agency, Residential Housing, Series D (AMT)
4.700%, 07/01/2027	3,465	2,814
Minnesota Housing Finance Agency, Residential Housing, Series F (AMT)
5.400%, 07/01/2030	2,350	2,086
Minnesota Housing Finance Agency, Single Family Mortgage, Series C (AMT)
6.100%, 07/01/2030	345	352
Moorhead Senior Housing Revenue, Sheyenne Crossing Project
5.650%, 04/01/2041	1,620	1,303
St. Louis Park, Multifamily Housing, Park Ridge Apartments (FHA) (GNMA)
5.250%, 11/01/2020	500	500
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series A
5.250%, 10/01/2042	1,100	826
White Bear Lake, Multifamily Housing, Lake Square, Series A (FHA)
6.000%, 08/01/2020	1,020	1,022
Worthington Housing Authority, Meadows Worthington Project, Series A
5.375%, 05/01/2037	880	680
		20,890
Lease Revenue - 5.3%
Lakeville Housing & Redevelopment Authority, Ice Arena Project
4.625%, 02/01/2032	585	496
New Brighton Economic Development Authority, Public Safety Facility, Leasing Project, Series A
4.900%, 02/01/2015	850	855
5.000%, 02/01/2016	895	899
5.100%, 02/01/2017	900	903
Pine County Housing & Redevelopment Authority, Series A
5.000%, 02/01/2028	1,000	903
5.000%, 02/01/2031	1,890	1,691
Puerto Rico Public Buildings Authority, Government Facilities, Series M (COMGTY)
6.250%, 07/01/2031	2,000	2,024
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center
4.750%, 12/01/2026	500	446
		8,217
Miscellaneous - 1.2%
Little Canada Commercial Development, RLF Minnesota Project
7.100%, 04/01/2013	790	791
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,130	1,126
		1,917
Recreational Facility Authority - 1.2%
Moorhead, Golf Course, Series B
5.875%, 12/01/2021	2,000	1,897

Tax Revenue - 0.4%
Minneapolis, St. Anthony Falls Project
5.650%, 02/01/2027	400	343
5.750%, 02/01/2027	300	261
		604
Transportation - 6.0%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (AMBAC)
5.000%, 01/01/2017	1,000	1,031
5.000%, 01/01/2019	3,250	3,269
5.000%, 01/01/2020	5,000	4,949
		9,249
Utilities - 17.0%
Chaska Electric, Series A
6.100%, 10/01/2030	45	45
Minnesota Public Facilities Authority, Clean Water, Series B
5.000%, 03/01/2018	2,000	2,098
Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AGTY)
5.000%, 01/01/2018	1,985	2,013
5.000%, 01/01/2021	1,000	981
Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AMBAC)
5.000%, 01/01/2026	2,000	1,868
Puerto Rico Electric Power Authority, Series SS (MBIA)
5.000%, 07/01/2024	2,000	1,802
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
5.020%, 01/01/2019 	4,000	2,406
5.361%, 01/01/2021 	5,000	2,615
5.570%, 01/01/2023 	3,000	1,371
5.640%, 01/01/2024 	11,000	4,709
5.690%, 01/01/2025 	4,250	1,708
5.740%, 01/01/2026 	6,300	2,373
5.750%, 01/01/2027 	3,000	1,066
Western Minnesota Municipal Power Agency (AMBAC)
5.500%, 01/01/2015	550	567
Western Minnesota Municipal Power Agency, Escrowed to Maturity (MBIA)
9.750%, 01/01/2016 §	410	539
		26,161
Total Revenue Bonds		125,054

General Obligations - 11.5%
Burnsville Independent School District #191, Alternative Facilities, Series A (MSDCEP)
4.500%, 02/01/2022	1,430	1,346
4.625%, 02/01/2023	1,500	1,418
Duluth, Series A
5.000%, 02/01/2034	2,300	2,162
Metropolitan Council Waste Water, Series C
5.000%, 03/01/2020	1,000	1,020
Minneapolis Sports Arena
5.100%, 04/01/2013	500	501
5.100%, 10/01/2013	250	250
Minnesota State
5.000%, 08/01/2010	2,000	2,054
5.000%, 08/01/2013	2,000	2,140
Minnesota State, Series A
5.000%, 06/01/2018	2,000	2,098
Perham, Disposal System (AMT)
6.000%, 05/01/2022	1,500	1,422
Rochester Wastewater, Series A
4.125%, 12/01/2023	2,285	2,027
St. Michael Independent School District #885, Series A (MSDCEP)
4.000%, 02/01/2017	1,310	1,285
Total General Obligations		17,723

Certificate of Participation - 1.2%
Duluth Independent School District #709, Series B (MSDCEP)
4.000%, 02/01/2019	2,000	1,838

Total Municipal Bonds
(Cost $156,454)		144,615

Short-Term Investments - 3.5%
Money Market Fund - 0.2%	SHARES
Federated Minnesota Municipal Cash Trust	364,327	364

Variable Rate Demand Note ❖- 3.3%	PAR
Minneapolis, Guthrie Theater Project, Series A (LOC: Wells Fargo Bank)
7.920%, 10/01/2023	$5,040	5,040
Total Short-Term Investments
(Cost $5,404)		5,404

Total Investments ◆ - 97.3%
(Cost $161,858)		150,019
Other Assets and Liabilities, Net - 2.7%		4,104
Total Net Assets - 100.0%		$154,123

s	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held no fair valued securities.
¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2008.
§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

❖
Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment and a right of demand to receive payment of the principal plus accrued interest at specified dates.  The coupon rate shown represents the rate as of Sepetmber 30, 2008.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $161,858.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 1,601
	Gross unrealized depreciation	(13,440)
	Net unrealized depreciation	$ (11,839)

AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2008, the aggregate market value of securities subject to the AMT was $16,795, which represents 10.9% of total net assets.
COMGTY - Commonwealth Guaranty
FHA - Federal Housing Administration
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MSDCEP - Minnesota School District Credit Enhancement Program

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds and variable rate demand notes.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 364
Level 2 - Other significant observable inputs	149,655
Level 3 - Significant unobservable inputs	—
Total	$ 150,019

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Missouri Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 97.0%
Revenue Bonds - 79.9%
Continuing Care Retirement Communities - 4.1%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project
5.250%, 02/01/2024	$2,000	$1,812
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	500	403
Lee's Summit Industrial Development Authority, Senior Living Facilities, John Knox Village, Series A
5.000%, 08/15/2014	1,035	1,001
Missouri Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior, Series A
5.375%, 02/01/2035	1,500	1,259
St. Louis County Industrial Development Authority, Friendship Village West, Series A
5.500%, 09/01/2028	2,000	1,689
		6,164
Education - 4.0%
Lincoln University Auxiliary System Revenue (AGTY)
5.125%, 06/01/2037	1,000	924
Missouri Development Finance Board, Midwest Research Institute Project
5.000%, 11/01/2017	1,185	1,070
Missouri Health & Educational Facilities Authority, University of Missouri-Columbia Arena Project
5.000%, 11/01/2019	2,540	2,565
Missouri Health & Educational Facilities Authority, Washington University, Series A
5.000%, 02/15/2019	1,465	1,499
		6,058
Healthcare - 17.5%
Boone County Hospital
5.050%, 08/01/2020	1,200	1,129
5.625%, 08/01/2038	2,000	1,814
Cape Girardeau County Industrial Development Authority, Health Care Facilities Revenue, Southeast Missouri Hospital
5.625%, 06/01/2022	245	227
Cape Girardeau County Industrial Development Authority, Health Care Facilities Revenue, Southeast Missouri Hospital, Pre-refunded 06/01/2012 @ 100
5.625%, 06/01/2022 ¸	1,255	1,351
Carthage Hospital Revenue
6.000%, 04/01/2038	1,000	795
Cass County Hospital Revenue
5.500%, 05/01/2027	2,000	1,732
Clinton County Industrial Development Authority, Health Facilities Revenue, Cameron Regional Medical Center
5.000%, 12/01/2037	1,000	705
Hannibal Industrial Development Authority Health Facilities
4.300%, 03/01/2013	1,345	1,319
5.000%, 03/01/2022	1,000	897
Indiana Financial Authority Health Systems, Sisters of St. Francis Health
5.250%, 11/01/2024	1,000	926
Joplin Industrial Development Authority Healthcare Facilities, Freeman Health Systems Project
5.500%, 02/15/2024	2,000	1,849
Missouri Health & Educational Facilities Authority, BJC Health Systems, Series A, Escrowed to Maturity
6.750%, 05/15/2012 §	3,310	3,707
Missouri Health & Educational Facilities Authority, Cox Health Systems
5.500%, 11/15/2033	500	444
Missouri Health & Educational Facilities Authority, Jefferson Memorial Hospital (RAAI)
5.000%, 08/15/2019	2,300	2,095
Missouri Health & Educational Facilities Authority, Lake Regional Health System Project
5.000%, 02/15/2012	515	522
Missouri Health & Educational Facilities Authority, SSM Health Care, Series A
5.000%, 06/01/2036	2,000	1,736
Missouri Health & Educational Facilities Authority, SSM Health, Series B (MBIA)
5.000%, 06/01/2018	445	447
Missouri Health & Educational Facilities Authority, St. Lukes Health, Series 2003-B (FSA)
5.500%, 11/15/2032	2,000	1,873
Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital
5.625%, 12/01/2035	1,000	770
St. Louis County Industrial Development Authority, Ranken-Jordan Project
4.250%, 11/15/2014	125	111
5.000%, 11/15/2027	670	512
5.000%, 11/15/2035	1,300	934
St. Louis County Industrial Development Authority, Ranken-Jordan Project, Series A, Pre-refunded 11/15/2013 @ 100
6.625%, 11/15/2035 ¸	500	566
		26,461
Housing - 4.0%
Missouri Housing Development Commission, Homeownership Loan Program, Series A1 (AMT) (FHLMC) (FNMA) (GNMA)
5.300%, 03/01/2039	675	572
Missouri Housing Development Commission, Homeownership Loan Program, Series B (AMT) (FNMA) (GNMA)
4.800%, 09/01/2031	2,175	1,724
Missouri Housing Development Commission, Homeownership Loan Program, Series C1 (AMT) (FNMA) (GNMA)
5.000%, 09/01/2037	900	720
Riverside Industrial Development Authority, Riverside Horizons Project, Series A (ACA)
5.000%, 05/01/2027	1,900	1,579
University City Industrial Development Authority, Multifamily Housing, Series A (GNMA)
5.950%, 12/20/2025	1,400	1,400
		5,995
Lease Revenue - 16.9%
Cape Girardeau County, Jackson School District R-02 (MBIA)
5.250%, 03/01/2026	1,000	957
Clay County, Public Building Authority (FSA)
5.125%, 05/15/2014	2,000	2,003
Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1, Zero Coupon Bond (AMBAC)
6.080%, 04/15/2027 	2,000	659
Kansas City Refunding & Improvement, Arena Project, Series C
5.125%, 04/01/2033	1,325	1,168
Kansas City Special Facilities Revenue, MCI Overhaul Base Project, Series G (AMT)
4.750%, 09/01/2028	4,000	3,167
Missouri Board of Public Buildings, Series A
5.000%, 10/15/2027	1,000	961
Missouri Board of Public Buildings, State Office Building Special Obligation, Series A
5.000%, 05/01/2017	1,000	1,016
5.125%, 05/01/2026	5,000	4,940
Missouri Board of Public Buildings, State Office Building Special Obligation, Series A (MBIA)
5.000%, 05/01/2023	2,000	1,969
5.000%, 05/01/2024	5,130	5,021
Missouri Development Finance Board, Branson, Series A
5.000%, 12/01/2017	1,000	944
5.375%, 12/01/2022	750	678
Platte County School District #R-3
5.000%, 03/01/2028	200	186
Springfield Public Building, Capital Improvement Project (AMBAC)
5.000%, 03/01/2024	2,000	1,929
		25,598
Miscellaneous - 2.2%
Kennett Industrial Development Authority, Manac Trailers USA Project (LOC: Region's Bank) (AMT)
4.250%, 03/01/2022	1,500	1,195
4.250%, 03/01/2024	500	383
Missouri Development Finance Board, Eastland Center Project, Series A
4.250%, 04/01/2015	1,010	980
Sugar Creek, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	1,000	805
		3,363
Revolving Funds - 8.5%
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A
4.750%, 07/01/2020	2,000	2,008
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, State Revolving Fund Program
5.500%, 07/01/2016	620	640
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, State Revolving Fund Program, Pre-refunded 07/01/2010 @ 100
5.500%, 07/01/2016 ¸	1,000	1,050
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water
5.250%, 01/01/2015	2,180	2,212
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program
4.750%, 07/01/2023	410	398
5.000%, 07/01/2023	6,655	6,579
		12,887
Tax Revenue - 9.1%
Belton Increment Tax Revenue, Town Center Project
5.625%, 03/01/2025	550	481
Branson Industrial Development Authority Tax Increment Revenue, Branson Landing Retail Project
5.500%, 06/01/2029	535	426
Columbia Electric Utility Improvement, Series A
5.000%, 10/01/2021	400	394
5.000%, 10/01/2023	445	430
5.125%, 10/01/2030	500	471
Fenton Tax Increment Revenue, Gravois Bluffs Redevelopment Project
5.000%, 04/01/2014	1,000	1,025
Harrisonville Towne Center Project
4.375%, 11/01/2017	340	317
4.500%, 11/01/2022	715	618
Howard Bend Levee District (XLCA)
5.500%, 03/01/2026	1,745	1,675
Jackson County Harry Truman Sports Complex (AMBAC)
5.000%, 12/01/2028	3,000	2,808
Kansas City Tax Increment Financing Commission, Maincor Project, Series A
5.250%, 03/01/2018	500	459
Missouri Development Finance Board, Independence Centerpoint Project, Series E
5.125%, 04/01/2025	1,000	910
Missouri Development Finance Board, Independence Crackerneck Creek Project, Series B
5.000%, 03/01/2025	1,000	839
Osage Beach Tax Increment Revenue, Prewitt's Point Project
5.000%, 05/01/2023	1,455	1,188
Raytown Live Redevelopment Plan, Project #1
5.125%, 12/01/2031	1,000	906
Riverside Tax Increment Revenue, L-385 Levee Project
5.250%, 05/01/2020	1,000	921
		13,868
Transportation - 7.0%
Kansas City Airport Revenue, Series A
4.000%, 09/01/2014	690	679
Missouri Highways & Transportation Commission
4.750%, 05/01/2027	360	334
Missouri Highways & Transportation, Series A, Pre-refunded 02/01/2011 @ 100
5.250%, 02/01/2020 ¸	5,000	5,264
Missouri Highways & Transportation, Series A, Pre-refunded 02/01/2012 @ 100
5.000%, 02/01/2022 ¸	3,225	3,413
Puerto Rico Commonwealth Highway & Transportation Authority, Series K
5.000%, 07/01/2017	1,000	965
		10,655
Utilities - 6.6%
Kansas City Water, Series B
5.000%, 12/01/2016	1,200	1,203
Metropolitan St. Louis Sewer District, Wastewater Systems Revenue, Series A (MBIA)
5.000%, 05/01/2023	1,075	1,048
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Iatan 2 Project, Series A (AMBAC)
5.000%, 01/01/2028	1,000	907
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (MBIA)
5.000%, 01/01/2016	1,500	1,511
Missouri Development Finance Board, Independence Water System (AMBAC)
5.000%, 11/01/2024	1,000	950
North Central Regional Water Commission, Waterworks Systems Revenue
5.000%, 01/01/2037	2,070	1,668
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2028	1,000	913
Puerto Rico Electric Power Authority, Series WW
5.250%, 07/01/2025	1,000	922
St. Joseph Industrial Development Authority, Sewer System Improvements Project
4.750%, 04/01/2020	500	470
4.750%, 04/01/2021	390	359
		9,951

Total Revenue Bonds		121,000

General Obligations - 9.9%
Cass County School District #R-9, Harrisonville (MBIA) (MDDP)
4.500%, 03/01/2019	500	488
Jackson County School District #7, Lee's Summit
4.750%, 03/01/2027	1,000	917
Jefferson City School District, Series A, Escrowed to Maturity
6.700%, 03/01/2011 §	775	814
Ladue School District
5.000%, 03/01/2023	1,500	1,462
North Kansas City School District #74 (MDDP)
5.000%, 03/01/2019	500	516
5.000%, 03/01/2022	1,000	995
Platte County School District #R-3 (MBIA)
5.000%, 03/01/2024	685	669
Puerto Rico Commonwealth, Public Improvement, Series A
5.250%, 07/01/2026	1,000	909
Puerto Rico Municipal Finance Agency, Pre-refunded 08/01/2009 @ 101 (FSA)
5.500%, 08/01/2023 ¸	3,000	3,108
Richmond Heights, Manhasset Village Neighborhood
4.500%, 04/01/2026	690	590
St. Charles Community College (MBIA)
5.250%, 02/15/2018	1,220	1,275
St. Charles County, Francis Howell School District (FGIC) (MDDP)
5.250%, 03/01/2018	2,095	2,219
St. Louis County
5.000%, 02/01/2012	1,000	1,060
Total General Obligations		15,022

Certificates of Participation - 7.2%
Belton Refunding & Improvement
5.250%, 03/01/2029	355	316
Belton Refunding & Improvement (MBIA)
4.375%, 03/01/2019	500	474
4.500%, 03/01/2022	500	450
Cottleville
5.125%, 08/01/2026	200	165
5.250%, 08/01/2031	1,700	1,371
Hazelwood School District, Energy Improvements Project
4.500%, 03/01/2017	515	508
4.500%, 03/01/2018	445	432
Kansas City Metropolitan Junior College District
4.500%, 07/01/2021	1,375	1,279
Missouri School Boards Association, Liberty Public School District #53 (FSA)
5.250%, 03/01/2025	1,015	993
Ozark R-6 School District Lease (FSA)
5.000%, 09/01/2025	1,395	1,319
Texas County Justice Center Project (AGTY)
4.500%, 12/01/2025	3,560	3,087
Union, Series A
5.200%, 07/01/2023	520	476
Total Certificates of Participation		10,870

Total Municipal Bonds
(Cost $156,846)		146,892

Short-Term Investments - 2.0%	SHARES
First American Tax Free Obligations Fund, Class Z ±
(Cost $2,989)	2,988,905	2,989

Total Investments ◆ - 99.0%
(Cost $159,835)		149,881
Other Assets and Liabilities, Net - 1.0%		1,459
Total Net Assets - 100.0%		$151,340

s	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund's board of directors.
Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.
Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of
September 30, 2008, the fund held no fair valued securities.
¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2008.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $159,835.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 1,474
	Gross unrealized depreciation	(11,428)
	Net unrealized depreciation	$ (9,954)

ACA - American Capital Assurance
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2008, the aggregate market value of securities subject to the AMT was $8,566, which represents 5.7% of total net assets.
FGIC - Financial Guaranty Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
MDDP - Missouri Direct Deposit Program
RAAI - Radian Asset Assurance Inc.
XLCA - XL Capital Assurance Inc.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 2,989
Level 2 - Other significant observable inputs	146,892
Level 3 - Significant unobservable inputs	—
Total	$ 149,881

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Nebraska Tax Free Fund

DESCRIPTION	PAR	VALUE s

Municipal Bonds - 97.5%
Revenue Bonds - 79.5%
Continuing Care Retirement Communities - 2.7%
Colorado Health Facilities, Christian Living Communities, Series A
5.750%, 01/01/2026	$100	$85
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	275	210
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	200	173
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement
5.000%, 09/01/2025	600	521
		989

Education - 23.2%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	575	450
Colorado Educational & Cultural Facilities Authority, Charter School Revenue
5.625%, 05/01/2040	1,050	926
Nebraska Educational Finance Authority, Concordia University Project
5.350%, 12/15/2018	650	635
Nebraska Educational Finance Authority, Midland Lutheran College Project
5.200%, 10/01/2020	350	303
Nebraska Educational Finance Authority, Wesleyan University Project (RAAI)
5.000%, 04/01/2017	605	569
Nebraska Elementary & Secondary School Finance Authority, Boy's Town Project
4.750%, 09/01/2028	500	438
Nebraska Utility Corporation, University of Nebraska, Lincoln Project
5.250%, 01/01/2015	1,045	1,082
University of Nebraska Facility Corporation, Medical Center Research Project
5.000%, 02/15/2015	500	514
University of Nebraska, Kearney Student Fees
5.000%, 07/01/2030	500	467
University of Nebraska, Lincoln Memorial Stadium Project, Series A
5.000%, 11/01/2015	500	512
University of Nebraska, Lincoln Student Fees
5.000%, 07/01/2022	750	731
University of Nebraska, Omaha Health & Recreation Project
5.000%, 05/15/2033	1,000	927
University of Nebraska, Omaha Student Facilities Project
5.000%, 05/15/2032	350	322
University of Nebraska, Omaha Student Housing Project
5.000%, 05/15/2023	500	492
		8,368

Healthcare - 26.0%
Adams County Hospital Authority #1, Mary Lanning Memorial Hospital Project (RAAI)
5.250%, 12/15/2033	1,000	896
Douglas County Hospital Authority #2, Boy's Town Project
4.750%, 09/01/2028	1,000	875
Douglas County Hospital Authority #2, Children's Hospital
6.000%, 08/15/2028	1,000	974
Douglas County Hospital Authority #3, Methodist Health
5.500%, 11/01/2038	1,000	857
Halifax Medical Center, Hospital Revenue, Series A
5.000%, 06/01/2038	600	462
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	600	515
Inver Grove Heights, Minnesota, Nursing Home Revenue, Presbyterian Homes Care
5.500%, 10/01/2033	275	240
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	200	172
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project, Series A
5.000%, 06/01/2018	1,000	972
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project, Series A, Pre-refunded 06/01/2011 @ 100 (AMBAC)
5.000%, 06/01/2019 ¸	500	526
Madison County Hospital Authority #1, Faith Regional Health Services Project, Pre-refunded 01/01/2012 @ 100 (RAAI)
5.500%, 07/01/2021 ¸	1,000	1,061
Nebraska Investment Finance Authority, Great Plains Regional Medical Center (RAAI)
5.200%, 11/15/2016	250	244
5.300%, 11/15/2017	805	776
New Hampshire Health & Educational Facilities Authority, The Memorial Hospital
5.250%, 06/01/2036	150	121
Platte County Hospital Authority #1, Columbus Community Hospital Project (RAAI)
5.850%, 05/01/2014	650	659
		9,350

Housing - 2.7%
Nebraska Investment Finance Authority, Single Family Housing, Series D (AMT)
4.950%, 09/01/2026	460	389
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments (GNMA)
5.150%, 11/20/2022	610	594
		983

Miscellaneous - 1.9%
Washington County Wastewater & Solid Waste Disposal Facilities, Cargill Project (AMT)
4.850%, 04/01/2035	500	390
Washington County Wastewater Facilities, Cargill Project (AMT)
5.900%, 11/01/2027	300	288
		678

Recreational Facility Authority - 6.4%
Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project
4.750%, 09/01/2024	1,365	1,229
Omaha Convention Hotel Corporation, Series A, Pre-refunded 04/01/2012 @ 100 (AMBAC)
5.125%, 04/01/2026 ¸	1,000	1,064
		2,293

Revolving Funds - 1.6%
Nebraska Investment Finance Authority, Drinking Water System Revolving Fund
5.150%, 01/01/2016	580	581

Tax Revenue - 1.3%
Omaha Special Tax Revenue, Series A
5.125%, 02/01/2032	500	474

Utilities - 13.7%
Alliance Electrical Systems (AMBAC)
5.000%, 12/15/2014	260	260
5.100%, 12/15/2015	460	461
Burt County Public Power District Electric Systems
4.850%, 07/01/2026	335	295
Central Plains Energy Project, Nebraska Gas Project #1, Series A
5.250%, 12/01/2021	750	599
Grand Island Electrical Systems (MBIA)
5.125%, 08/15/2016	750	770
Hastings Electrical Systems (FSA)
5.000%, 01/01/2015	250	257
Lincoln Electrical Systems
5.000%, 09/01/2026	250	241
Nebraska Public Power, Series B
5.000%, 01/01/2033	500	451
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2025	500	462
Puerto Rico Electric Power Authority, Series WW
5.250%, 07/01/2025	1,000	922
South Sioux City Combined Electric, Water & Sewer
4.750%, 08/01/2027	250	215
		4,933

Total Revenue Bonds		28,649

General Obligations - 14.4%
Brown County
4.350%, 06/15/2026	200	175
4.700%, 12/15/2026	400	358
Douglas County School District #54, Ralston Public Schools (FSA)
5.000%, 12/15/2016	845	865
La Vista
4.800%, 12/15/2026	345	313
Lancaster County School District #1, Lincoln Public Schools
5.250%, 07/15/2019	220	226
Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental
4.500%, 10/15/2026	750	659
Omaha-Douglas Public Building
4.900%, 05/01/2016	500	512
5.100%, 05/01/2020	300	302
Puerto Rico Commonwealth, Public Improvement, Series A
5.250%, 07/01/2026	500	454
Puerto Rico Commonwealth, Series C-7 (MBIA)
6.000%, 07/01/2027	250	245
Saunders County (FSA)
5.000%, 11/01/2030	650	610
Scotts Bluff County
4.550%, 01/15/2026	500	462
Total General Obligations		5,181

Certificates of Participation - 3.6%
Western Nebraska Community College
4.700%, 10/15/2010	295	296
4.800%, 10/15/2011	195	195
4.900%, 10/15/2012	250	250
5.000%, 10/15/2013	300	300
5.100%, 10/15/2014	250	250
Total Certificates of Participation		1,291
Total Municipal Bonds
(Cost $37,389)		35,121

Short-Term Investment - 1.5%	SHARES
First American Tax Free Obligations Fund, Class Z ±
(Cost $538)	538,071	538
Total Investments ◆ - 99.0%
(Cost $37,927)		35,659
Other Assets and Liabilities, Net - 1.0%		359
Total Net Assets - 100.0%		$36,018

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held no fair valued securities.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor for this fund.
◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $37,927.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 303
	Gross unrealized depreciation	(2,571)
	Net unrealized depreciation	$ (2,268)

AGTY -	Assured Guaranty
AMBAC-	American Municipal Bond Assurance Corporation
AMT-	Alternative Minimum Tax. As of September 30, 2008, the aggregate market value of securities subject to the AMT was
$1,067, which represents 3.0% of total net assets.
FSA-	Financial Security Assurance
GNMA-	Government National Mortgage Association
MBIA-	Municipal Bond Insurance Association
RAAI-	Radian Asset Assurance Inc.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 538
Level 2 - Other significant observable inputs	35,121
Level 3 - Significant unobservable inputs	—
Total	$ 35,659

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Ohio Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 98.4%
Revenue Bonds - 61.5%
Continuing Care Retirement Communities - 3.1%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A
5.000%, 07/01/2026	$800	$662
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A (RAAI)
5.125%, 07/01/2022	500	451
Hamilton County Health Care, Life Enriching Communities Project, Series A
5.000%, 01/01/2027	400	330
		1,443
Education - 15.1%
Cincinnati Port Development Authority, Economic Development Authority, Sisters of Mercy
5.000%, 10/01/2025	250	218
Ohio Higher Educational Facilities, Baldwin-Wallace College Project
5.000%, 12/01/2013	750	773
Ohio Higher Educational Facilities, College of Wooster Project
5.000%, 09/01/2020	400	391
Ohio Higher Educational Facilities, John Carroll University Project
5.000%, 04/01/2019	1,000	982
Ohio Higher Educational Facilities, Mount Union College Project
5.000%, 10/01/2031	1,000	896
Ohio Higher Educational Facilities, Ohio Northern University Project
5.000%, 05/01/2026	1,000	908
Ohio Higher Educational Facilities, Otterbein College Project, Series A
5.500%, 12/01/2028	500	449
Ohio Higher Educational Facilities, Wittenburg University Project
5.000%, 12/01/2024	505	429
Ohio Higher Educational Facilities, Xavier University Project, Pre-refunded 05/01/2013 @ 100 (FGIC)
5.250%, 05/01/2016 ¸	1,000	1,066
University of Cincinnati, Series A (FGIC)
5.500%, 06/01/2014	1,000	1,046
		7,158
Healthcare - 12.7%
Akron, Bath & Copley Joint Township Hospital Facilities, Summa Health Systems, Series A (RAAI)
5.250%, 11/15/2016	800	777
Erie County Hospital Facilities, Firelands Regional Medical Center, Series A
5.500%, 08/15/2022	450	434
Fairfield County Hospital Facilities, Fairfield Medical Center (RAAI)
5.000%, 06/15/2022	500	439
Franklin County Hospital Revenue, Nationwide Childrens, Series A
4.750%, 11/01/2023	365	325
Lake County Hospital Facilities, Series C
5.625%, 08/15/2029	750	672
Lorain County Hospital Revenue, Catholic Healthcare
5.500%, 10/01/2017	350	362
Lucas County Hospital Revenue, Promedica Healthcare, Series D
5.000%, 11/15/2038	400	340
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2026	1,150	982
Richland County Hospital Facilities, Medcentral Health Systems
5.250%, 11/15/2036	600	502
Ross County Hospital Revenue, Adena Health Systems
5.500%, 12/01/2028	500	459
Scioto County Hospital Revenue, Southern Ohio Medical Center
5.750%, 02/15/2038	800	727
		6,019
Housing - 3.2%
Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series E (AMT) (FNMA) (GNMA)
4.850%, 09/01/2026	650	543
Ohio Housing Finance Authority, Residential Mortgage Revenue, Series F (GNMA) (FNMA) (FHLMC)
5.450%, 09/01/2033	1,000	958
		1,501
Lease Revenue - 5.4%
Cleveland-Cuyahoga County Port Authority, Rita Project (RAAI)
5.000%, 11/15/2019	750	682
Puerto Rico Public Buildings Authority, Government Facilities, Series M (COMGTY)
6.250%, 07/01/2031	500	506
Riversouth Authority Revenue, Lazarus Building Redevelopment, Series A
5.750%, 12/01/2027	400	349
Riversouth Authority Revenue, Riversouth Area Redevelopment, Series A
5.250%, 12/01/2017	1,000	1,030
		2,567
Miscellaneous - 2.1%
Toledo-Lucas County Port Authority Facilities, Cargill Income Project, Series B
4.500%, 12/01/2015	1,000	1,000

Revolving Funds - 2.2%
Ohio Water Development Authority, Water Pollution Control, Pre-refunded 06/01/2012 @ 100
5.050%, 12/01/2021 ¸	1,000	1,063

Tax Revenue - 1.1%
Buckeye Tobacco Settlement, Series A-2
5.875%, 06/01/2030	200	161
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	400	352
		513
Transportation - 2.0%
Columbus Regional Airport Authority (MBIA)
5.000%, 01/01/2028	1,000	922

Utilities - 14.6%
American Municipal Power, Prairie State Energy Campus Project, Series A
5.000%, 02/15/2031	1,000	905
Columbus Sewer System, Series A
4.250%, 06/01/2030	1,000	828
Hamilton County Sewer System, Metropolitan Sewer District, Series A (MBIA)
5.000%, 12/01/2026	930	889
Hamilton Electric Systems, Series A (FSA)
4.300%, 10/15/2016	1,000	1,001
Montgomery County Water, Greater Moraine Beaver (AMBAC)
5.375%, 11/15/2016	1,000	1,043
Northeast Ohio Regional Sewer District, Wastewater Revenue (MBIA)
4.500%, 11/15/2037	1,000	837
Ohio Water Development Authority, Escrowed to Maturity (AMBAC)
5.800%, 12/01/2011 §	1,000	1,000
Puerto Rico Electric Power, Series WW
5.375%, 07/01/2023	400	377
		6,880
Total Revenue Bonds		29,066

General Obligations - 36.9%
Cincinnati, Pre-refunded 12/01/2011 @ 100
5.000%, 12/01/2016 ¸	1,000	1,059
5.000%, 12/01/2017 ¸	1,000	1,059
Cincinnati School District, Classroom Construction & Improvement (FGIC)
5.250%, 12/01/2019	535	554
5.250%, 12/01/2027	380	365
Dayton City School District, School Facilities Construction & Improvement, Series D (FGIC)
5.000%, 12/01/2011	500	523
Franklin County
4.500%, 12/01/2027	690	623
Gahanna (MBIA)
5.000%, 12/01/2027	400	381
Greene County, General Infrastructure (AMBAC)
5.250%, 12/01/2026	1,000	977
Ohio Common Schools, Series A
5.125%, 09/15/2022	1,000	1,003
Ohio Higher Education, Series A
5.000%, 02/01/2019	1,000	1,008
5.000%, 08/01/2022	1,000	996
Ohio Higher Education, Series B
5.000%, 11/01/2015	1,000	1,037
Ohio Infrastructure Improvement, Series A
5.500%, 02/01/2020	1,000	1,055
Ohio Parks & Recreational Facilities, Series II-A (FSA)
5.250%, 02/01/2020	1,000	1,028
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	260	261
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2027	1,000	881
Sidney City School District (FGIC)
4.375%, 12/01/2027	755	622
Solon
5.000%, 12/01/2021	1,000	1,001
Springfield City School District, Pre-refunded 12/01/2011 @ 102 (FGIC)
5.200%, 12/01/2023 ¸	1,000	1,083
St. Marys City School District, Construction & Improvement (FSA) (OSDCEP)
5.000%, 12/01/2028	900	848
Toledo City School District, School Facilities Improvement (FSA) (OSDCEP)
5.000%, 12/01/2014	1,000	1,059
Total General Obligations		17,423
Total Municipal Bonds
(Cost $49,128)		46,489

Short-Term Investments - 0.3%	SHARES
Money Market Fund - 0.2%
Federated Ohio Municipal Cash Trust	113,198	113
U.S. Treasury Obligation - 0.1%	PAR
U.S. Treasury Bill
1.800%, 10/02/2008 U	$50	50
Total Short-Term Investments
(Cost $163)		163
Total Investments ◆ - 98.7%
(Cost $49,291)		46,652
Other Assets and Liabilities, Net - 1.3%		615
Total Net Assets - 100.0%		$47,267

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held no fair valued securities.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest.
If callable, these bonds may still be subject to call prior to maturity.
U	Yield shown is effective yield as of September 30, 2008.
◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $49,291.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 360
	Gross unrealized depreciation	(2,999)
	Net unrealized depreciation	$ (2,639)

AMBAC - American Municipal Bond Assurance Corporation
AMT- Alternative Minimum Tax. As of September 30, 2008 the aggregate market value of securities subject to the AMT was $543, which represents 1.1% of total net assets.
COMGTY - Commonwealth Guaranty
FGIC - Financial Guaranty Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Corporation
OSDCEP - Ohio School District Credit Enhancement Program
RAAI - Radian Asset Assurance Inc.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds and U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 113
Level 2 - Other significant observable inputs	46,539
Level 3 - Significant unobservable inputs	—
Total	$ 46,652

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Oregon Intermediate Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 96.1%
Revenue Bonds - 42.8%
Continuing Care Retirement Communities - 3.4%
Clackamas County Hospital Facilities Authority, Mary's Woods, Series A, Pre-refunded 05/15/2009 @ 102
6.125%, 05/15/2013 ¸	$1,000	$1,042
Clackamas County Hospital Facilities Authority, Robison Jewish Home
5.125%, 10/01/2024	1,000	791
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,000	806
Multnomah County Hospital Facilities Authority, Terwilliger Plaza Project, Series A
5.250%, 12/01/2026	1,000	787
Oregon Health, Housing, Educational & Cultural Facilities Authority, Oregon Baptist Retirement Homes
8.000%, 11/15/2026	890	891
		4,317

Education - 5.5%
Forest Grove Campus Improvement, Pacific University Project, Series A (RAAI)
5.000%, 05/01/2022	2,500	2,248
Multnomah County Educational Facilities, University of Portland, Pre-refunded 04/01/2010 @ 100
5.700%, 04/01/2015 ¸	1,000	1,046
Oregon Facilities Authority, Linfield College Project, Series A
5.000%, 10/01/2025	1,000	896
Oregon Facilities Authority, University of Portland Project, Series A
4.500%, 04/01/2021	2,000	1,766
Oregon Facilities Authority, Willamette University Projects, Series A
4.300%, 10/01/2021	1,085	956
		6,912

Healthcare - 8.0%
Clackamas County Hospital Facilities Authority, Legacy Health Systems
5.250%, 02/15/2011	2,000	2,052
5.375%, 02/15/2012	1,000	1,027
Deschutes County Facility Authority, Cascade Healthcare, Series B (AMBAC)
5.000%, 01/01/2016	400	406
5.000%, 01/01/2018	970	962
Klamath Falls Community Hospital Authority, Merle West Medical Center Project (AGTY)
4.750%, 09/01/2020	2,025	1,898
Medford Hospital Facilities Authority, Asante Health Systems, Series A (MBIA)
5.250%, 08/15/2011	325	329
5.375%, 08/15/2012	320	324
Multnomah County Hospital Facilities Authority, Providence Health Systems
5.250%, 10/01/2022	1,000	964
Salem Hospital Facilities Authority, Series A
5.750%, 08/15/2023	1,500	1,438
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/2012	690	708
		10,108

Housing - 1.5%
Oregon Housing & Community Services, Series A
6.000%, 07/01/2016	5	5
6.400%, 07/01/2018	195	198
Oregon Housing & Community Services, Series D
4.750%, 07/01/2022	1,250	1,170
Oregon Housing & Community Services, Series E (FHA)
5.750%, 07/01/2013	250	255
Oregon Housing & Community Services, Single Family, Series A
4.050%, 01/01/2018	270	255
		1,883

Lease Revenue - 0.8%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	998

Recreational Facility Authority - 0.8%
Portland Urban Renewal & Redevelopment, Convention Center, Series A (AMBAC)
5.750%, 06/15/2015	1,000	1,035

Tax Revenue - 4.2%
Keizer Assessment Area A
5.200%, 06/01/2031	1,000	920
Medford Urban Renewal Agency
4.500%, 06/01/2013	1,010	1,019
Oregon Department of Administrative Services Lottery, Series A (FSA)
5.000%, 04/01/2012	1,050	1,073
Portland Urban Renewal & Redevelopment, South Park Blocks, Series B
5.000%, 06/15/2021	2,030	1,994
Seaside Urban Renewal Agency, Greater Seaside Urban Renewal
4.750%, 06/01/2015	280	273
		5,279

Transportation - 8.0%
Oregon Department of Transportation, Highway User Tax, Pre-refunded 11/15/2010 @ 100
5.125%, 11/15/2014 ¸	2,260	2,375
Oregon Department of Transportation, Highway User Tax, Series A
5.000%, 11/15/2024	1,325	1,305
Oregon Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/2012 @ 100
5.500%, 11/15/2016 ¸	1,000	1,087
Oregon Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/2014 @ 100
5.000%, 11/15/2020 ¸	1,085	1,168
Port Morrow
4.875%, 06/01/2020	1,000	902
Portland International Airport, Series 12-A (FGIC)
5.250%, 07/01/2011	1,165	1,182
5.250%, 07/01/2012	2,000	2,026
		10,045

Utilities - 10.6%
Eugene Electric Utilities (FSA)
5.000%, 08/01/2011	1,305	1,307
Lane County Metropolitan Wastewater Management (FGIC)
5.000%, 11/01/2021	820	799
Port of St. Helens Pollution Control, Portland General Electric
4.800%, 04/01/2010	2,450	2,440
4.800%, 06/01/2010	400	398
Portland Sewer System Revenue First Lien, Series A
4.750%, 06/15/2024	1,000	944
Portland Sewer Systems, Second Lien, Series B (MBIA)
5.000%, 06/15/2023	2,000	1,967
Portland Water Systems, Second Lien, Series A (MBIA)
4.375%, 10/01/2024	500	444
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGTY)
5.000%, 07/01/2025	1,500	1,386
Puerto Rico Electric Power Authority
Series WW
5.375%, 07/01/2023	800	754
Washington County Clean Water Services (FGIC)
5.125%, 10/01/2014	1,790	1,844
Washington County Clean Water Services (MBIA)
5.000%, 10/01/2014	1,000	1,067
		13,350
Total Revenue Bonds		53,927

General Obligations - 51.1%
Chemeketa Community College District, Escrowed to Maturity (FGIC)
5.500%, 06/01/2013 §	2,170	2,366
Clackamas Community College District (MBIA)
5.000%, 05/01/2019	1,145	1,174
Clackamas County School District #12, North Clackamas, Convertible CABs, Deferred Interest, Series B (FSA) (SBG)
0.000% through 06/14/2011, thereafter 5.000%, 06/15/2022 »	3,135	2,684
Clackamas County School District #7J, Lake Oswego (FSA)
5.250%, 06/01/2025	200	199
Clackamas County School District #86, Canby (FSA) (SBG)
5.000%, 06/15/2018	1,000	1,028
5.000%, 06/15/2021	1,305	1,309
Clackamas County School District #86, Canby, Pre-refunded 06/15/2010 @ 100 (SBG)
5.500%, 06/15/2015 ¸	1,835	1,926
Clackamas County School District #115, Series B (MBIA) (SBG)
4.500%, 06/15/2021	1,975	1,845
The Dalles
4.000%, 06/01/2017	130	127
4.000%, 06/01/2018	140	135
4.000%, 06/01/2019	75	71
Deschutes & Jefferson Counties School District #2-J, Redmond, Series A (FGIC) (SBG)
5.000%, 06/15/2013	1,250	1,320
Deschutes & Jefferson Counties School District #2-J, Redmond, Series B, Zero Coupon Bond (FGIC) (SBG)
5.699%, 06/15/2021 	1,000	490
Deschutes & Jefferson Counties School District #6, Pre-refunded 06/15/2011 @ 100 (FGIC) (SBG)
5.500%, 06/15/2014 ¸	1,725	1,840
Deschutes County (FSA)
5.000%, 12/01/2014	1,755	1,835
Hood River County School District (SBG)
5.250%, 06/15/2016	1,030	1,072
Jackson County School District #549, Medford (SBG)
5.000%, 06/15/2012	2,000	2,109
Josephine County Unit School District, Three Rivers (FGIC) (SBG)
5.000%, 12/15/2019	1,000	1,010
Lane County School District #40, Creswell (SBG)
5.000%, 06/15/2011	1,120	1,155
Lane County School District #52, Bethel, Pre-refunded 06/15/2010 @ 100 (SBG)
5.350%, 06/15/2011 ¸	1,285	1,345
Linn County Community School District, Pre-refunded 06/15/2013 @ 100 (FGIC) (SBG)
5.550%, 06/15/2021 ¸	1,000	1,093
Marion & Clackamas Counties School District #4J, Silver Falls (MBIA) (SBG)
4.500%, 06/15/2022	1,305	1,193
McMinnville School District #40 (FSA)
5.500%, 06/15/2013	1,000	1,087
Metro
5.250%, 09/01/2014	1,000	1,046
5.000%, 06/01/2020	1,635	1,673
Multnomah County School District #7, Reynolds, Pre-refunded 06/15/2011 @ 100 (SBG)
5.625%, 06/15/2015 ¸	1,000	1,069
Multnomah-Clackamas County School District #10, Gresham-Barlow, Pre-refunded 06/15/2011 @ 100 (FSA) (SBG)
5.500%, 06/15/2013 ¸	1,780	1,898
Multnomah-Clackamas County School District #10JT, Gresham-Barlow (FSA) (SBG)
5.250%, 06/15/2017	1,000	1,074
Multnomah-Clackamas County School District #28JT, Zero Coupon Bond (AMBAC) (SBG)
5.169%, 06/01/2016 	1,000	676
North Lincoln Fire & Rescue District #1 (FSA)
4.250%, 02/01/2018	125	124
Pacific City Joint Water Sanitation Authority
4.650%, 07/01/2022	455	415
Portland Community College Services, Pre-refunded 06/01/2011 @ 100
5.375%, 06/01/2015 ¸	1,375	1,461
Portland Emergency Facilities, Series A
5.000%, 06/01/2012	1,060	1,073
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,004
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2019	1,000	947
5.000%, 07/01/2021	1,000	919
Puerto Rico Public Buildings Authority, Series J, Mandatory Put 07/01/2012 @ 100 (AMBAC) (COMGTY)
5.000%, 07/01/2036	1,000	990
Tri-County Metropolitan Transportation District, Light Rail Extension, Series A
5.250%, 07/01/2012	1,000	1,026
Tualatin Hills Park & Recreation District (FGIC)
5.750%, 03/01/2013	870	944
Umatilla County School District #16-R, Pendleton (FGIC)
5.250%, 07/01/2014	1,540	1,637
Wasco County School District #12 (FSA) (SBG)
5.500%, 06/15/2014	1,080	1,180
Washington & Clackamas Counties School District #23-J, Tigard (FGIC)
5.500%, 06/01/2013	1,000	1,077
Washington & Clackamas Counties School District #23-J, Tigard, Zero Coupon Bond
4.166%, 06/15/2014 	1,030	814
Washington Clackamas & Yamhill Counties School District #88J, Deferred Interest, Series A, Zero Coupon Bond (MBIA) (SBG)
6.266%, 06/15/2024 	1,850	702
Washington County
5.000%, 06/01/2022	2,000	1,981
Washington County School District #48-J, Beaverton, Series A (FSA)
5.000%, 06/01/2014	1,600	1,707
5.000%, 06/01/2016	1,500	1,577
Washington, Multnomah & Yamhill Counties School District #1-J
5.000%, 11/01/2014	1,000	1,069
Washington, Multnomah & Yamhill Counties School District #1-J (MBIA)
5.000%, 06/15/2019	2,490	2,559
Washington, Multnomah & Yamhill Counties School District #1-J, Pre-refunded 06/01/2009 @ 100
5.250%, 06/01/2012 ¸	1,035	1,056
Yamhill County School District #29-J, Newberg (FGIC) (SBG)
5.250%, 06/15/2015	1,260	1,360
5.250%, 06/15/2016	1,835	1,972
Yamhill County School District #40, McMinnville (FSA) (SBG)
5.000%, 06/15/2023	1,005	994
Total General Obligations		64,437

Certificates of Participation - 2.2%
Multnomah County
4.750%, 08/01/2011	1,685	1,704
Oregon Department of Administrative Services, Series A (FGIC)
5.000%, 11/01/2018	1,060	1,080
Total Certificates of Participation		2,784

Total Municipal Bonds
(Cost $123,902)		121,148

Short-Term Investments - 4.0%
Money Market Fund - 1.0%	SHARES
First American Tax Free Obligations Fund, Class Z ±	1,244,173	1,244

U.S. Treasury Obligation - 0.1%
U.S. Treasury Bill	PAR
1.800%, 10/02/2008 U	$65	65

Variable Rate Demand Notes ❖ - 2.9%
Clackamas County Hospital Facilities Authority, Mary's Woods (LOC: Sovereign Bank & KBC Bank)
8.000%, 11/01/2029	575	575
Oregon State, Veterans Welfare, Series B (SPA: Dexia Credit)
7.830%, 12/01/2045	3,100	3,100
		3,675

Total Short-Term Investments
(Cost $4,984)		4,984
Total Investments ◆ - 100.1%
(Cost $128,886)		126,132
Other Assets and Liabilities, Net - (0.1)%		(92)
Total Net Assets - 100.0%		$126,040

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held no fair valued securities.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

»
Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2008.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
U	Yield shown is effective yield as of September 30, 2008.
❖
Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of September 30, 2008.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $128,886.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 1,835
	Gross unrealized depreciation	(4,589)
	Net unrealized depreciation	$ (2,754)

AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
COMGTY - Commonwealth Guaranty
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Administration
FSA - Financial Security Assurance
LOC - Letter of Credit
MBIA - Minicipal Bond Insurance Association
RAAI - Radian Asset Assurance Inc.
SBG - School Bond Guaranty Program
SPA - Standby Purchase Agreement

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds, variable rate demand notes, and U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 1,244
Level 2 - Other significant observable inputs	124,888
Level 3 - Significant unobservable inputs	—
Total	$ 126,132

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Short Tax Free Fund

DESCRIPTION	PAR	VALUEs
Municipal Bonds - 85.4%
Alaska - 1.3%
Revenue Bond - 1.3%
Alaska Railroad Corporation Capital Grant Receipts (FGIC)
5.000%, 08/01/2012	$1,825	$1,906

Arizona - 3.5%
Revenue Bonds - 3.5%
Maricopa County Hospital, Sun Health Corporation, Escrowed to Maturity
5.000%, 04/01/2011 §	3,815	3,972
Salt River Project, Arizona Agriculture Improvement & Power District Electric Systems, Series A
5.000%, 01/01/2020	500	509
University Medical Center
5.000%, 07/01/2009	500	504
		4,985
California - 0.3%
Revenue Bond - 0.3%
California Statewide Community Development Authority, Daughters of Charity Health
5.000%, 07/01/2009	500	504

Colorado - 2.8%
Revenue Bonds - 2.8%
Colorado Health Facilities Authority, Covenant Retirement Communities
4.500%, 12/01/2009	500	501
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2010	435	442
Colorado Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	1,000	993
Denver City & County Airport, Subseries A2, Mandatory Put 05/15/2010 @ 100 (AMT)
5.250%, 11/15/2032	2,000	2,020
		3,956
Florida - 15.9%
Revenue Bonds - 15.9%
Florida Hurricane Catastrophe Fund Financial Corporation, Series A
5.000%, 07/01/2010	4,000	4,057
5.250%, 07/01/2012	4,000	4,087
Florida State Department of Environmental Protection Preservation, Florida Forever, Series B (MBIA)
5.000%, 07/01/2011	10,000	10,451
Miami-Dade County Health Facilities Authority, Mandatory Put 08/01/2011 @ 100 (MBIA)
4.125%, 08/01/2046	1,000	994
South Miami Health Facilities, Baptist Health South Florida Group
5.000%, 08/15/2012	2,000	2,042
Tallahassee Energy Systems (MBIA)
5.000%, 10/01/2012	1,000	1,057
		22,688
Georgia - 7.1%
Revenue Bond - 3.5%
Gwinnett County Water & Sewer Authority
5.000%, 08/01/2022	5,000	5,040

General Obligation - 3.6%
Georgia State, Series B
5.000%, 07/01/2021	5,000	5,077
		10,117
Illinois - 1.0%
Revenue Bonds - 1.0%
Illinois Finance Authority, Clare at Water Tower Project, Series A
5.100%, 05/15/2011	1,000	968
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.000%, 05/15/2011	500	479
		1,447
Indiana - 0.7%
Revenue Bond - 0.7%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2012	990	987

Iowa - 0.7%
Revenue Bond - 0.7%
Iowa Finance Authority Health Facilities, Care Initiatives Project, Series A
5.000%, 07/01/2009	1,000	1,005

Kansas - 1.7%
Revenue Bonds - 1.7%
Olathe Health Care Facilities, Olathe Medical Center
4.000%, 09/01/2012	1,150	1,139
Olathe Health Care Facilities, Olathe Medical Center, Series A, Mandatory Put 03/01/2013 @ 100
4.125%, 09/01/2037	1,350	1,333
		2,472
Louisiana - 1.4%
Revenue Bond - 1.4%
Tangipahoa Parish Hospital District #1, North Oaks Medical Center Project
5.000%, 02/01/2011	2,035	2,036

Maryland - 3.6%
General Obligation - 3.6%
Maryland State, State & Local Facilities Loan, 2nd Series
5.000%, 07/15/2020	5,000	5,134

Michigan - 0.1%
Revenue Bond - 0.1%
Michigan Hospital Finance Authority, Harper-Grace Hospital, Escrowed to Maturity
7.125%, 05/01/2009 §	90	92

Minnesota - 5.2%
Revenue Bonds - 1.6%
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Mandatory Put 02/15/2009 @ 100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	2,003
Northwestern Mutual Life Insurance Company Tax-Exempt Mortgage Trust #1 (LOC: Credit Suisse First Boston)
7.605%, 02/01/2009 r	3	3
St. Paul Port Authority Lease Revenue, HealthEast Midway Campus
5.000%, 05/01/2010	325	323
		2,329
General Obligation - 3.6%
Minnesota State
5.000%, 06/01/2020	5,000	5,101
		7,430
Missouri - 3.7%
Revenue Bonds - 2.6%
Illinois Missouri Bi-state Development Agency, Metropolitan District, Mandatory Put 10/01/2009 @ 100 (LOC: JP Morgan Chase Bank)
3.950%, 10/01/2035	2,500	2,506
Osage Beach Tax Increment, Prewitt's Point Project
4.625%, 05/01/2011	1,290	1,264
		3,770
General Obligation - 1.1%
Blue Springs Neighborhood Improvements, Series A
4.125%, 03/01/2009	1,500	1,501
		5,271
Nebraska - 3.1%
Revenue Bonds - 3.1%
Central Plains Energy Project, Series A
5.250%, 12/01/2021	3,000	2,396
Douglas County Hospital Authority #002, Nebraska Medical Center (AGTY)
5.000%, 11/15/2008	1,000	1,003
Douglas County Hospital Authority #3, Methodist Health
5.250%, 11/01/2022	1,205	1,098
		4,497
New Hampshire - 3.2%
Revenue Bonds - 3.2%
New Hampshire Health & Education Facilities Authority, Concord Hospital
5.000%, 05/01/2010	1,915	1,938
5.000%, 05/01/2011	2,585	2,615
		4,553
New Jersey - 0.5%
Revenue Bond - 0.5%
New Jersey State Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 §	775	783

New York - 2.5%
General Obligation - 2.5%
New York, Series A
5.000%, 08/01/2011	3,435	3,575

North Carolina - 8.2%
Revenue Bond - 1.1%
North Carolina Medical Care Commission, Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.000%, 10/01/2008	1,530	1,530

General Obligations - 7.1%
Forsyth County
5.000%, 05/01/2021	5,000	5,085
North Carolina Public Improvement, Series A
5.000%, 03/01/2020	5,000	5,129
		10,214
		11,744
Puerto Rico - 1.9%
General Obligation - 1.9%
Puerto Rico Commonwealth, Public Improvement, Series A
5.000%, 07/01/2021	3,000	2,757

South Carolina - 5.9%
Revenue Bonds - 1.7%
Georgetown County Pollution Control, International Paper Company Project, Series A
5.125%, 02/01/2012	1,500	1,464
Richland County, Series A
4.600%, 09/01/2012	1,000	951
		2,415
Certificate of Participation - 4.2%
North Charleston Public Facilities Convention (LOC: Bank of America)
7.500%, 09/01/2019 r	6,045	6,045
		8,460
Texas - 4.6%
Revenue Bonds - 4.6%
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Pre-refunded 02/15/2009 @ 100
4.900%, 02/15/2010 ¸	1,020	1,030
Lower Colorado River Authority (AMBAC)
5.000%, 05/15/2012	2,685	2,806
Southeast Hospital Financing Agency, Memorial Hospital System Project, Escrowed to Maturity
8.500%, 12/01/2008 §	190	192
Tyler Health Facilities Development, East Texas Medical Center, Series A
5.000%, 11/01/2009	1,000	1,009
5.000%, 11/01/2010	1,500	1,519
		6,556
Virginia - 5.1%
Revenue Bond - 1.4%
Amelia County Industrial Development Authority, Solid Waste Disposal, Waste Management Project, Mandatory Put 04/01/2010 @ 100 (AGTY) (AMT)
4.800%, 04/01/2027	2,000	1,977

General Obligation - 3.7%
Fairfax County Public Improvement, Series A (STAID)
5.000%, 04/01/2018	5,000	5,268
		7,245
Wisconsin - 1.4%
Revenue Bond - 1.4%
Wisconsin Health & Educational Facilities Authority, Froedtert & Community Health, Series A
5.000%, 04/01/2010	1,940	1,986

Total Municipal Bonds
(Cost $125,086)		122,186

Short-Term Investments - 13.4%
Money Market Fund - 1.2%	SHARES
First American Tax Free Obligations Fund, Class Z ±	1,775,107	1,775

U.S. Treasury Obligations - 0.4%	PAR
U.S. Treasury Bills ☐
1.705%, 10/02/2008	$470	470
1.013%, 01/08/2009	60	60
		530
Variable Rate Demand Note ❖ - 11.8%
Crawford Educational Facilities Corporation, Obligation Group Project, Series A (LOC: Allied Irish Bank)
8.150%, 05/01/2038	5,615	5,615
Indiana Finance Authority, Obligation Group Project (LOC: Allied Irish Bank)
8.150%, 06/01/2038	3,000	3,000
Milwaukee Redevelopment Authority, Yankee Hill Apartments (LOC: Wells Fargo Bank)
8.000%, 09/01/2025	1,100	1,100
Pinellas County Educational Facilities Authority, Barry University Project (LOC: Bank of America)
7.250%, 10/01/2037	145	145
South Fulton Municipal Regional Water & Sewer Authority (LOC: Bank of America)
7.250%, 01/01/2033	7,000	7,000
		16,860
Total Short-Term Investments
(Cost $19,165)		19,165
Total Investments ◆ - 98.8%
(Cost $144,251)		141,351
Other Assets and Liabilities, Net - 1.2%		1,772
Total Net Assets - 100.0%		$143,123

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held no fair valued securities.

§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure timely the payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

r	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2008.
¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of September 30, 2008.
❖
Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates.  The coupon rate shown represents the rate as of September 30, 2008.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $144,251.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$ 325
Gross unrealized depreciation	(3,225)
Net unrealized depreciation	$ (2,900)

AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 2008, the aggregate market value of securities subject to the AMT was $6,000, which represents 4.2% of total net assets.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
PUFG - Permanent University Fund Guarantee
STAID - State Aid Withholding

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Sold	Value	Month	Appreciation

U.S. Treasury 10 Year Note Futures	(225)	$ (25,791)	December 2008	$ 268

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds, variable rate demand notes, and U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

	Investments	Other
	in	Financial
	Securities	Instruments*
Level 1 - Quoted prices in active markets for identical assets	$ 1,775	$ 268
Level 2 - Other significant observable inputs	139,576	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 141,351	$ 268

Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Tax Free Fund

DESCRIPTION	PAR	VALUEs

Municipal Bonds - 92.3%
Alabama - 0.3%
Revenue Bonds - 0.3%
Camden Industrial Development Board, Weyerhaeuser Company, Series A, Pre-refunded 12/01/2013 @ 100
6.125%, 12/01/2024 ¸	$1,000	$1,104
Camden Industrial Development Board, Weyerhaeuser Company, Series B, Pre-refunded 12/01/2013 @ 100 (AMT)
6.375%, 12/01/2024 ¸	350	381
		1,485

Alaska - 1.2%
Revenue Bonds - 1.2%
Alaska Energy Authority, Bradley Lake, Third Series (FSA)
6.000%, 07/01/2010	1,000	1,052
6.000%, 07/01/2011	4,040	4,330
		5,382

Arizona - 5.9%
Revenue Bonds - 4.5%
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 ¸	3,000	3,441
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
5.250%, 07/01/2032	3,500	3,038
Pima County Industrial Development Authority, Education Revenue, American Charter Schools Foundation, Series A
5.500%, 07/01/2026	3,555	3,027
Salt River Project, Agriculture Improvement & Power District Electric Systems, Series A
5.000%, 01/01/2027	2,500	2,416
Scottsdale Excise Tax Revenue, Water and Sewer Development Project, Series A
5.000%, 07/01/2021	4,300	4,353
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Series A
5.000%, 09/01/2022	1,000	906
5.250%, 09/01/2030	2,000	1,748
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,300	1,232
		20,161

General Obligation - 1.4%
Gila County Unified School District #10, Payson School Improvement Project of 2006, Series A (AMBAC)
1.000% through 07/01/2009, thereafter 5.250%, 07/01/2022	6,630	6,254
		26,415

Arkansas - 0.2%
Revenue Bond - 0.2%
Washington County Arkansas Hospital, Regional Medical Center, Series B
5.000%, 02/01/2030	1,000	828

California - 3.8%
Revenue Bonds - 3.3%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AMT) (AGTY)
5.000%, 07/01/2027	2,500	1,866
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series C (AMT)
5.125%, 11/01/2023	5,000	4,033
California Statewide Communities Development Authority, St. Joseph, Series B (FGIC)
5.450%, 07/01/2026	1,050	976
California Statewide Communities Development Authority, St. Joseph, Series C (FGIC)
5.450%, 07/01/2026	1,050	975
Chula Vista Industrial Development, San Diego Gas & Electric, Series A (AMT)
4.900%, 03/01/2023	2,500	2,098
Southern California Public Power Authority, Transmission Project, Series A
5.000%, 07/01/2020	4,000	3,967
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.000%, 12/01/2022	1,000	893
		14,808

General Obligation - 0.5%
California State
5.000%, 12/01/2021	2,000	2,012
		16,820

Colorado - 3.8%
Revenue Bonds - 3.6%
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
7.250%, 12/01/2021 ¸	1,500	1,688
Colorado Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	1,150	1,047
Colorado Health Facilities Authority, Evangelical Lutheran Health Facilities
5.900%, 10/01/2027	2,500	2,342
5.000%, 06/01/2029	2,000	1,648
Colorado Health Facilities Authority, Parkview Medical Center, Pre-refunded 09/01/2011 @ 100
6.500%, 09/01/2020 ¸	1,000	1,091
Colorado Health Facilities Authority, Vail Valley Medical Center
5.800%, 01/15/2027	1,500	1,416
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	1,590	1,444
La Junta Hospital, Arkansas Valley Medical Center Project
6.000%, 04/01/2019	1,000	995
Montrose Memorial Hospital
6.000%, 12/01/2028	1,000	930
6.000%, 12/01/2033	500	450
Northwest Parkway Public Highway Authority, Zero Coupon Bond, Pre-refunded 06/15/2011 @ 33.455 (AMBAC)
3.358%, 06/15/2029 ¸	10,000	3,057
		16,108

General Obligation - 0.2%
Antelope Water Systems General Improvement District
5.125%, 12/01/2035	1,000	829
		16,937

Florida - 4.4%
Revenue Bonds - 3.9%
Halifax Hospital Medical Center, Series B-1 (FSA)
5.500%, 06/01/2038	6,000	5,418
Palm Beach County Health Facilities Authority Retirement Community, Acts Retirement Life, Series A
4.500%, 11/15/2036	10,000	6,916
Palm Beach County Health Facilities Authority, Waterford Project
5.875%, 11/15/2037	5,700	4,869
		17,203

Certificate of Participation - 0.5%
Palm Beach County School Board (FGIC)
5.000%, 08/01/2018	2,415	2,424
		19,627

Georgia - 1.5%
Revenue Bonds - 1.5%
Fulton County Development Authority, Maxon Atlantic Station, Series A, Mandatory Put 03/01/2015 @ 100 (AMT)
5.125%, 03/01/2026	2,300	2,163
Fulton County Residential Care Facilities, Canterbury Court Project, Series A
6.125%, 02/15/2026	1,500	1,324
6.125%, 02/15/2034	2,500	2,127
Georgia Municipal Electric Authority Power, Series BB (MBIA)
5.250%, 01/01/2025	1,000	981
		6,595

Idaho - 0.4%
Certificates of Participation - 0.4%
Madison County Hospital
5.250%, 09/01/2026	1,000	828
5.250%, 09/01/2030	1,000	796
		1,624

Illinois - 7.3%
Revenue Bonds - 4.6%
Bolingbrook, Residential Mortgages, Escrowed to Maturity (FGIC) (VEREX)
7.500%, 08/01/2010 §	625	662
Illinois Finance Authority, Landing at Plymouth Place Project, Series A
6.000%, 05/15/2037	2,300	1,857
Illinois Finance Authority, Luther Oaks Project, Series A
6.000%, 08/15/2039	2,000	1,625
Illinois Finance Authority, Roosevelt University
5.500%, 04/01/2037	2,800	2,445
Illinois Finance Authority, Silver Cross Hospital
5.500%, 08/15/2030	3,230	2,805
Illinois Health Facilities Authority, Covenant Retirement Communities
5.875%, 12/01/2031	4,500	4,086
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
5.500%, 12/01/2022	4,000	3,745
Illinois Health Facilities Authority, Lutheran Senior Ministries, Series A, Pre-refunded 08/15/2011 @ 101
7.375%, 08/15/2031 ¸	3,000	3,367
Northern Illinois University, Auxiliary Facilities Systems (FGIC)
5.700%, 04/01/2016	120	120
		20,712

General Obligations - 2.7%
Chicago Illinois Board of Education, Series C
5.000%, 12/01/2020	2,000	2,000
Cook County, Series A (MBIA)
6.250%, 11/15/2012	9,090	10,067
		12,067
		32,779

Indiana - 2.5%
Revenue Bonds - 2.5%
Indiana Health & Educational Facilities Financing Authority, Community Foundation
5.500%, 03/01/2037	2,830	2,321
Indiana Municipal Power Agency, Power Supply, Series B (MBIA)
6.000%, 01/01/2012	1,000	1,068
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	3,185	3,440
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project (AGTY) (AMT)
5.100%, 01/15/2017	3,000	2,709
Portage Economic Development, Ameriplex Project
5.000%, 07/15/2023	1,000	843
5.000%, 01/15/2027	775	631
		11,012

Iowa - 0.5%
Revenue Bonds - 0.5%
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	1,570	1,351
Muscatine Electric, Escrowed to Maturity
6.700%, 01/01/2013 §	640	684
		2,035

Kansas - 0.7%
Revenue Bonds - 0.7%
Kansas Department of Transportation, Highway Revenue, Series B-1
5.000%, 09/01/2021	1,000	1,004
Kansas Department of Transportation, Highway Revenue, Series B-2
5.000%, 09/01/2022	500	498
Olathe Senior Living Facility, Catholic Care Campus, Series A
6.000%, 11/15/2038	2,000	1,647
		3,149

Louisiana - 0.8%
Revenue Bonds - 0.8%
Jefferson Parish, Home Mortgage Authority, Escrowed to Maturity (FGIC) (FHA) (VA)
7.100%, 08/01/2011 §	1,000	1,096
Rapides Financial Authority, Cleco Power LLC Project (AMBAC) (AMT)
4.700%, 11/01/2036	3,000	2,278
		3,374

Maryland - 3.5%
Revenue Bond - 1.2%
Maryland Department of Transportation
5.000%, 02/15/2016	5,000	5,317

General Obligations - 2.3%
Maryland, State & Local Facilities Loan, 2nd Series
5.000%, 07/15/2020	5,000	5,134
Prince Georges County Public Improvement
5.000%, 07/15/2017	5,000	5,294
		10,428
		15,745

Massachusetts - 0.7%
Revenue Bonds - 0.7%
Massachusetts Development Finance Agency Health Care Facilities, Adventcare, Series A
6.750%, 10/15/2037	2,850	2,514
Massachusetts Health & Educational Facilities Authority, UMass Memorial Issue, Series D
5.000%, 07/01/2033	1,000	777
		3,291

Michigan - 1.8%
Revenue Bonds - 1.8%
Kalamazoo Hospital Financial Authority, Bronson Hospital (FSA)
5.000%, 05/15/2026	7,665	7,017
Michigan Hospital Financial Authority Revenue, McLaren Health Care, Series A
5.250%, 05/15/2018	1,000	977
		7,994

Minnesota - 6.4%
Revenue Bonds - 6.4%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	4,000	3,354
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.700%, 07/01/2042	2,795	2,293
Cuyuna Range Hospital District
5.200%, 06/01/2025	1,000	861
5.000%, 06/01/2029	1,500	1,221
Duluth Economic Development Authority, Benedictine Health System, Pre-refunded 2/15/2014 @ 100
5.250%, 02/15/2033 ¸	1,500	1,617
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A
6.375%, 11/15/2029	95	96
Monticello, Big Lake Community Hospital, Series C
6.200%, 12/01/2022	2,995	2,801
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	1,000	829
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (MBIA)
5.000%, 11/15/2019	4,500	4,383
St. Paul Housing & Redevelopment Authority, Health Care Facilities, HealthPartners Obligated Group Project
5.250%, 05/15/2026	1,500	1,310
5.250%, 05/15/2036	3,900	3,188
St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project
5.250%, 11/15/2014	990	964
6.000%, 11/15/2025	2,000	1,878
St. Paul Sales Tax, Series B (XLCA)
5.650%, 11/01/2017	2,290	2,210
Stillwater Health Care, Health System Obligation Group
5.000%, 06/01/2035	2,000	1,655
		28,660

Mississippi - 1.5%
Revenue Bond - 1.5%
Mississippi Development Bank Special Obligation, Jackson Public School District (FSA)
5.500%, 04/01/2020	6,350	6,580

Missouri - 3.4%
Revenue Bonds - 3.4%
Bi-State Development Agency, Missouri Illinois Metropolitan District, St. Clair County Metrolink Project (FSA)
5.250%, 07/01/2027	3,185	3,067
Boone County Hospital
5.625%, 08/01/2038	5,500	4,989
St. Louis Industrial Development Authority, Sewer and Solid Waste Disposal Facilities (AMT)
4.875%, 03/01/2032	8,000	6,278
Sugar Creek, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	1,000	805
		15,139

Montana - 1.0%
Revenue Bonds - 1.0%
Forsyth Pollution Control, Northwestern Corporation (AMBAC)
4.650%, 08/01/2023	2,500	2,194
Montana Facilities Financial Authority, Senior Living St. John's Lutheran, Series A
6.125%, 05/15/2036	2,500	2,124
		4,318

Nebraska - 4.7%
Revenue Bonds - 4.7%
Central Plains Energy Gas Project Revenue, Series A
5.250%, 12/01/2021	5,000	3,993
Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project
4.750%, 09/01/2024	1,750	1,576
Nebraska Educational Finance Authority, Concordia University Project
5.250%, 12/15/2015	500	500
5.350%, 12/15/2018	540	527
Nebraska Public Power District Revenue, Series B
5.000%, 01/01/2020	3,000	2,944
Washington County Wastewater Facilities, Cargill Project (AMT)
5.900%, 11/01/2027	1,700	1,634
4.850%, 04/01/2035	12,500	9,740
		20,914

Nevada - 2.4%
Revenue Bonds - 2.4%
Carson City Hospital Revenue, Carson-Tahoe Hospital
5.750%, 09/01/2031	2,740	2,443
Carson City Hospital Revenue, Carson-Tahoe Hospital, Pre-refunded 9/01/2012 @ 101
5.750%, 09/01/2031 ¸	2,260	2,453
Clark County Industrial Development, Southwest Gas Corporation Project, Series A (AMBAC) (AMT)
5.250%, 07/01/2034	4,000	3,042
Clark County Industrial Development, Southwest Gas Corporation Project, Series A (AMT) (FGIC)
4.750%, 09/01/2036	4,000	2,763
		10,701

New Hampshire - 0.4%
Revenue Bonds - 0.4%
New Hampshire Health & Educational Facilities Authority, Covenant Health
5.375%, 07/01/2024	1,250	1,126
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.875%, 07/01/2034	800	708
		1,834

North Carolina - 1.7%
Revenue Bonds - 1.7%
North Carolina Medical Care Community Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.200%, 10/01/2021	1,500	1,339
North Carolina Medical Care Community Health Care Facilities, Pennybyrn at Maryfield, Series A
6.000%, 10/01/2023	2,800	2,446
North Carolina Medical Care Community Retirement Facilities, Southminster Project, Series A
5.750%, 10/01/2037	4,250	3,664
		7,449

North Dakota - 0.7%
Revenue Bond - 0.5%
North Dakota State Board of Higher Education, Bismarck State College
5.350%, 05/01/2030	2,500	2,214

General Obligations - 0.2%
West Fargo, Series A (AGTY)
4.000%, 05/01/2017	550	525
4.000%, 05/01/2018	540	502
		1,027
		3,241

Ohio - 3.0%
Revenue Bonds - 3.0%
American Municipal Power Ohio, Prepayment, Series A (AGTY)
5.000%, 02/01/2010	5,000	4,863
Cincinnati Water System, Pre-refunded 06/01/2011 @ 100
5.000%, 12/01/2020 ¸	125	131
Lake County Hospital Facilities, Lake Hospital System, Series C
5.625%, 08/15/2029	3,250	2,914
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	854
Ohio State Higher Educational Facility, Baldwin-Wallace College Project
5.125%, 12/01/2017	1,490	1,493
5.250%, 12/01/2019	1,540	1,531
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	2,000	1,763
		13,549

Oklahoma - 0.6%
Revenue Bonds - 0.6%
Norman Regional Hospital Authority
5.375%, 09/01/2029	1,000	847
5.375%, 09/01/2036	2,325	1,901
		2,748

Oregon - 0.3%
Revenue Bond - 0.3%
Gilliam County Solid Waste Disposal, Waste Management Project (AMT)
5.250%, 07/01/2029	1,500	1,141

Pennsylvania - 1.4%
Revenue Bonds - 1.4%
Delaware County Authority College Revenue, Neumann College
6.125%, 10/01/2034	1,000	944
Erie County Industrial Development Authority, International Paper Company Project, Series A (AMT)
5.000%, 11/01/2018	1,350	1,112
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care
6.250%, 02/01/2035	2,090	1,742
State Public School Building Authority, Delaware County Community College Project (FSA)
5.000%, 10/01/2024	1,600	1,542
Westmoreland County Industrial Development Authority, Redstone Retirement Community, Series A
5.750%, 01/01/2026	1,200	997
		6,337

Puerto Rico - 5.6%
Revenue Bonds - 3.1%
Puerto Rico Electric Power Authority, Series VV (MBIA)
5.250%, 07/01/2029	11,785	11,267
Puerto Rico Public Buildings Authority, Government Facilities, Series M (COMGTY)
6.250%, 07/01/2031	2,300	2,328
		13,595
General Obligations - 2.5%
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2027	10,000	8,811
5.000%, 07/01/2028	1,000	876
Puerto Rico Commonwealth, Series A (MBIA)
5.500%, 07/01/2019	1,000	989
Puerto Rico Public Improvements (MBIA)
5.750%, 07/01/2026	500	526
		11,202
		24,797

South Carolina - 0.7%
Revenue Bonds - 0.7%
Georgetown County Environmental Improvement, International Paper, Series A (AMT)
5.550%, 12/01/2029	700	544
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.125%, 08/01/2023	1,250	1,226
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Pre-refunded 08/01/2013 @ 100
6.375%, 08/01/2034 ¸	1,115	1,253
6.375%, 08/01/2034 ¸	135	151
		3,174

South Dakota - 3.9%
Revenue Bonds - 3.6%
Sioux Falls, Dow Rummel Village Project, Series A, Pre-refunded 11/15/2012 @ 100
6.625%, 11/15/2023 ¸	2,270	2,551
South Dakota Economic Development Finance Authority, DTS Project, Series A (AMT)
5.500%, 04/01/2019	1,055	1,008
South Dakota Economic Development Finance Authority, Pooled Loan Project - Davis Family, Series 4-A (AMT)
6.000%, 04/01/2029	1,400	1,280
South Dakota Economic Development Finance Authority, Pooled Loan Project - Spearfish Forest, Series A (AMT)
5.875%, 04/01/2028	2,000	1,831
South Dakota Health & Educational Facilities Authority, Avera Health, Series B
5.250%, 07/01/2038	2,000	1,668
South Dakota Health & Educational Facilities Authority, Vocational Education Program (AGTY)
5.500%, 08/01/2038	7,000	6,534
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2031	1,250	1,031
		15,903

Certificate of Participation - 0.3%
Deadwood (ACA)
5.000%, 11/01/2020	1,500	1,341
		17,244

Tennessee - 1.4%
Revenue Bonds - 1.4%
Johnson City Health & Educational Facilities Authority, Mountain States Health, Series A, Pre-refunded 7/01/2012 @ 103
7.500%, 07/01/2033 ¸	2,500	2,922
Shelby County Health, Educational, & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.500%, 09/01/2021 ¸	1,875	2,092
6.500%, 09/01/2021 ¸	1,125	1,256
		6,270

Texas - 9.2%
Revenue Bonds - 8.1%
Abilene Health Facilities Development, Sears Methodist Retirement Project
5.875%, 11/15/2018	500	460
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A
5.875%, 11/15/2018	2,500	2,300
7.000%, 11/15/2033	4,000	3,898
Bexar County Housing Finance Authority, American Opportunity Housing, Colinas LLC Project, Series A (MBIA)
5.800%, 01/01/2031	2,000	1,990
Brazos County Health Facilities, Franciscan Services Corporation, St. Joseph Health
5.000%, 01/01/2023	3,635	3,235
Crawford Education Facilities, University of St. Thomas Project
5.250%, 10/01/2022	1,300	1,173
5.375%, 10/01/2027	1,750	1,530
Dallas Area Rapid Transit Sales Tax Revenue, Senior Lien
5.000%, 12/01/2018	2,000	2,078
Lubbock Educational Facilities Authority Revenue, Lubbock Christian University
5.125%, 11/01/2027	1,000	823
5.250%, 11/01/2037	2,500	1,993
North Texas Tollway Revenue, First Tier, Series A
6.000%, 01/01/2024	2,500	2,470
North Texas Tollway Revenue, First Tier, Series E-3
5.750%, 01/01/2038	4,500	4,623
Red River Authority Sewer & Solidwaste Disposal, Excel Corporation Project (AMT)
6.100%, 02/01/2022	3,775	3,668
San Marcos Waterworks & Wastewater Systems (FSA)
5.000%, 08/15/2026	1,000	951
Tarrant County Cultural Education Retirement Facilities, Northwest Senior Housing Edgemere Project, Series A
6.000%, 11/15/2026	1,600	1,422
Travis County Health Facilities, Querencia Barton Creek Project
5.500%, 11/15/2025	1,300	1,066
5.650%, 11/15/2035	1,100	867
Tyler Health Facilities Development, East Texas Medical Center, Series A
5.375%, 11/01/2037	2,000	1,596
		36,143

General Obligations - 1.1%
Fort Bend Independent School District, Escrowed to Maturity (PSFG)
5.000%, 02/15/2014 §	500	535
Humble Independent School District, Series A (AGTY)
5.250%, 02/15/2022	2,635	2,627
San Marcos Certificates of Obligation (FSA)
5.000%, 08/15/2025	1,000	961
5.000%, 08/15/2027	1,000	952
		5,075
		41,218

Utah - 1.0%
Revenue Bonds - 1.0%
Intermountain Power Agency, Utah Power Supply, Series A (AMBAC)
6.500%, 07/01/2011	365	394
Intermountain Power Agency, Utah Power Supply, Series A, Escrowed to Maturity (AMBAC)
6.500%, 07/01/2011 §	635	694
Uintah County Municipal Building Authority, Lease Revenue
5.500%, 06/01/2037	4,000	3,544
		4,632

Vermont - 0.2%
Revenue Bond - 0.2%
Vermont Economic Development Authority, Wake Robin Corporation Project, Series A
5.250%, 05/01/2026	1,000	795

Virginia - 0.2%
Revenue Bond - 0.2%
Arlington County Industrial Development Authority, Berkeley Apartments (AMT) (FNMA)
5.850%, 12/01/2020	1,000	1,023

Washington - 0.1%
Revenue Bond - 0.1%
Washington State Public Power Supply System, Nuclear Project #3, Series B
7.125%, 07/01/2016	600	706

Wisconsin - 2.4%
Revenue Bonds - 2.4%
Wisconsin State Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Series A
6.750%, 08/15/2034	1,000	966
Wisconsin State Health & Educational Facilities Authority, Children's Hospital of Wisconsin
5.250%, 08/15/2024	2,000	1,857
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project
6.000%, 12/01/2024	1,000	843
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.000%, 02/15/2025	3,500	3,342
Wisconsin State Health & Educational Facilities Authority, New Castle Place Project, Series A
7.000%, 12/01/2031	2,000	1,889
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A
6.250%, 04/01/2034	2,000	1,702
		10,599

Wyoming - 0.8%
Revenue Bonds - 0.8%
Teton County Hospital District, St. John's Medical Center
6.750%, 12/01/2022	2,100	2,014
6.750%, 12/01/2027	1,500	1,391
		3,405

Total Municipal Bonds
(Cost $452,034)		411,566

Short-Term Investments - 6.5%
Money Market Fund - 3.4%	SHARES
First American Tax Free Obligations Fund, Class Z ±	15,032,571	15,033

Variable Rate Demand Note ❖ - 3.1%	PAR
North Charleston Public Facilities Convention (LOC: Bank of America)
7.500%, 09/01/2019	$14,000	14,000

Total Short-Term Investments
(Cost $29,033)		29,033

Total Investments ◆ - 98.8%
(Cost $481,067)		440,599
Other Assets and Liabilities, Net - 1.2%		5,460
Total Net Assets - 100.0%		$446,059

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held no fair valued securities.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2008.
§
Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest.  If callable, these bonds may still be subject to call prior to maturity.

±	Investment in affiliated security. This money market is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
❖
Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of September 30, 2008.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $481,067.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 5,119
	Gross unrealized depreciation	(45,587)
	Net unrealized depreciation	$(40,468)

ACA - American Capital Assurance
AGTY - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of September 30, 3008, the aggregate value of securities subject to the AMT was $53,734 which represents 12.1% of total net assets.
COMGTY - Commonwealth Guaranty
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
PSFG - Permanent School Fund Guarantee
RAAI - Radian Asset Assurance Inc.
VA - Veterans Administration
VEREX - Verex Assurance
XCLA - XL Capital Assurance

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds and variable rate demand notes.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 15,033
Level 2 - Other significant observable inputs	425,566
Level 3 - Significant unobservable inputs	—
Total	$ 440,599

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund

DESCRIPTION		PAR	VALUE s

Corporate Bonds - 32.3%
Banking - 7.3%
Bank of America
5.750%, 12/01/2017		$8,035	$6,814
5.650%, 05/01/2018		1,870	1,575
8.000%, 12/29/2049 r		8,730	6,913
Citigroup
6.125%, 11/21/2017 q		5,430	4,602
8.400%, 04/29/2049 r		17,125	11,656
Citigroup Capital XXI
8.300%, 12/21/2057 r		7,155	5,331
Fifth Third Bancorp
6.250%, 05/01/2013		5,240	4,453
First National Bank of Chicago
8.080%, 01/05/2018		1,248	1,516
HSBC Holdings
6.800%, 06/01/2038		6,370	5,394
JPMorgan Chase
5.150%, 10/01/2015		8,115	7,300
Series 1
7.900%, 04/29/2049 r		11,910	10,027
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036		2,510	1,845
Lloyds TSB Group
6.267%, 12/31/2049 r■		5,000	3,745
National City Preferred Capital Trust I
12.000%, 12/29/2049 r		3,355	1,171
UBS Preferred Funding Trust V
6.243%, 05/29/2049 r		2,525	1,946
Wachovia
5.750%, 06/15/2017		3,990	2,994
5.750%, 02/01/2018		1,410	1,058
7.980%, 02/28/2049 r		6,630	2,771
Wells Fargo
5.625%, 12/11/2017		4,140	3,805
Wells Fargo Capital X
5.950%, 12/15/2036		2,760	2,275
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 r		9,600	8,371
Wells Fargo Capital XV
9.750%, 12/29/2049 rq		3,305	3,206
			98,768

Basic Industry - 2.0%
Arcelormittal
6.125%, 06/01/2018 ■		5,620	4,980
Celulosa Arauco y Constitucion
5.625%, 04/20/2015		3,000	2,858
Georgia-Pacific
7.125%, 01/15/2017 ■		1,500	1,339
International Paper
8.700%, 06/15/2038		2,300	2,304
Rio Tinto Financial U.S.A.
6.500%, 07/15/2018		3,385	3,201
Southern Copper
7.500%, 07/27/2035		2,640	2,441
Teck Cominco Limited
6.125%, 10/01/2035		2,785	2,101
U.S. Steel
7.000%, 02/01/2018		3,650	3,295
Vale Overseas
6.250%, 01/11/2016		2,380	2,276
Vedanta Resources
9.500%, 07/18/2018 ■		2,465	2,092
			26,887

Brokerage - 3.3%
Bear Stearns
7.250%, 02/01/2018		3,750	3,609
Goldman Sachs Capital II
5.793%, 12/29/2049 r		2,415	1,061
Goldman Sachs Group
6.150%, 04/01/2018		8,520	7,084
6.750%, 10/01/2037		3,685	2,460
Lehman Brothers Holdings
Series MTN
5.625%, 01/24/2013 è		5,120	640
Merrill Lynch
6.050%, 05/16/2016		9,935	8,106
Series MTN
6.150%, 04/25/2013 q		7,020	6,487
Morgan Stanley
5.375%, 10/15/2015		8,270	5,126
Series MTN
6.625%, 04/01/2018		15,160	10,033
			44,606

Capital Goods - 0.2%
Siemens Financiering
6.125%, 08/17/2026 ■		3,070	2,813

Communications - 3.2%
AT&T
6.300%, 01/15/2038		2,145	1,777
British Sky Broadcasting
6.100%, 02/15/2018 ■		5,795	5,554
British Telecom
5.950%, 01/15/2018		5,345	4,740
Comcast
6.300%, 11/15/2017		7,142	6,567
Deutsche Telekom
6.750%, 08/20/2018		5,055	4,685
DirecTV Holdings
7.625%, 05/15/2016 ■		1,790	1,620
Embarq
7.082%, 06/01/2016		2,575	2,087
News America
6.650%, 11/15/2037		3,590	3,011
Rogers Communications
6.800%, 08/15/2018		2,720	2,573
Time Warner Cable
7.300%, 07/01/2038		4,730	4,208
Verizon Communications
6.900%, 04/15/2038		5,870	5,203
Vodafone Group
6.150%, 02/27/2037		2,000	1,606
			43,631

Consumer Cyclical - 2.0%
Duty Free International
7.000%, 01/15/2004 &+è		2,191	—
Home Depot
5.875%, 12/16/2036		3,570	2,509
McDonald's
Series MTN
5.350%, 03/01/2018		4,170	4,035
MGM Mirage
6.625%, 07/15/2015		3,525	2,450
Rite Aid
7.500%, 03/01/2017		925	703
Royal Caribbean Cruises
7.000%, 06/15/2013		2,565	2,206
Target
7.000%, 01/15/2038		4,285	4,032
Viacom
6.875%, 04/30/2036		4,105	3,291
Wal-Mart Stores
6.200%, 04/15/2038 q		3,290	3,001
Whirlpool
Series MTN
5.500%, 03/01/2013		4,905	4,796
			27,023

Consumer Non Cyclical - 2.4%
AmerisourceBergen
5.625%, 09/15/2012		6,000	5,810
Cardinal Health
6.750%, 02/15/2011		3,750	3,848
Constellation Brands
7.250%, 05/15/2017		1,600	1,472
Covidien International
6.550%, 10/15/2037		4,650	4,471
HCA
9.250%, 11/15/2016		1,190	1,157
Kraft Foods
6.500%, 08/11/2017		7,700	7,409
Philip Morris International
6.375%, 05/16/2038		5,000	4,398
Smithfield Foods
7.000%, 08/01/2011		1,600	1,392
UnitedHealth Group
6.875%, 02/15/2038		3,185	2,804
			32,761

Electric - 2.4%
Energy Future Holdings
10.875%, 11/01/2017 ■		2,875	2,595
Florida Power & Light
5.650%, 02/01/2037 q		4,160	3,705
MidAmerican Energy Holdings
6.125%, 04/01/2036 q		5,185	4,361
Ohio Power
Series K
6.000%, 06/01/2016		4,100	3,912
Oncor Electric Delivery
7.000%, 05/01/2032		5,115	4,080
Pacific Gas & Electric
6.050%, 03/01/2034		4,650	4,104
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 q■		4,315	3,908
Transalta
6.650%, 05/15/2018		3,470	3,276
Virginia Electric Power
5.950%, 09/15/2017		2,880	2,741
			32,682

Energy - 1.7%
Canadian National Resources
5.900%, 02/01/2018		5,410	4,762
Encana
6.500%, 02/01/2038		2,670	2,154
Marathon Oil
5.900%, 03/15/2018		1,945	1,727
Nexen
6.400%, 05/15/2037		3,475	2,751
Petro-Canada
6.800%, 05/15/2038		3,185	2,523
Suncor Energy
6.100%, 06/01/2018		2,525	2,305
Tengizchevroil Finance
6.124%, 11/15/2014 ■		4,323	3,458
Weatherford International
7.000%, 03/15/2038		1,755	1,522
XTO Energy
6.375%, 06/15/2038		2,450	2,001
			23,203

Finance - 1.9%
American Express Credit
Series C
7.300%, 08/20/2013		4,730	4,562
CIT Group
5.650%, 02/13/2017		1,295	632
Countrywide Financial
6.250%, 05/15/2016 q		4,390	3,125
Credit Agricole
6.637%, 05/29/2049 r■		3,270	2,205
International Lease Finance
6.375%, 03/25/2013		3,855	2,435
Rockies Express Pipeline
7.500%, 07/15/2038 q■		2,635	2,457
SLM
Series MTN
5.400%, 10/25/2011		4,705	3,294
Transcapitalinvest
5.670%, 03/05/2014 ■		8,475	6,916
			25,626

Insurance - 1.6%
Allied World Assurance
7.500%, 08/01/2016 q		6,480	5,717
American International Group
8.175%, 05/15/2058 r■		7,005	1,122
Chubb
5.750%, 05/15/2018		1,930	1,789
Genworth Financial
Series MTN
6.515%, 05/22/2018		3,940	3,236
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019		5,860	5,126
MetLife Capital Trust IV
7.875%, 12/15/2037 ■		3,735	2,560
ZFS Finance USA Trust V
6.500%, 05/09/2037 r■		2,860	1,916
			21,466

Natural Gas - 0.4%
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038		3,060	2,622
NGPL Pipeco
7.119%, 12/15/2017 ■		2,640	2,506
			5,128
Other Utility - 0.2%
American Water Capital
6.085%, 10/15/2017		3,105	2,872

Real Estate - 1.0%
Health Care Properties - REIT
Series MTN
6.300%, 09/15/2016		8,270	6,792
Prologis 2006 - REIT
5.750%, 04/01/2016		6,835	5,956
			12,748

Sovereign - 0.5%
Australian Government
Series 122
5.250%, 03/15/2019 Þ	AUD	9,300	7,262

Technology - 1.9%
Chartered Semiconductor
6.375%, 08/03/2015		$1,715	1,407
Computer Sciences
6.500%, 03/15/2018 ■		3,835	3,683
First Data
9.875%, 09/24/2015 ■		1,165	914
IBM
5.700%, 09/14/2017 q		5,725	5,546
Jabil Circuit
5.875%, 07/15/2010		8,660	8,314
National Semiconductor
6.600%, 06/15/2017		5,345	5,015
NXP BV/NXP Funding
9.500%, 10/15/2015 q		805	414
			25,293

Transportation - 0.3%
Erac USA Finance
6.375%, 10/15/2017 ■		2,945	2,341
Hertz
8.875%, 01/01/2014		1,685	1,453
			3,794
Total Corporate Bonds
(Cost $523,915)			436,563

U.S. Government Agency Mortgage-Backed Securities - 32.2%
Adjustable Rate r - 3.2%
Federal Home Loan Mortgage Corporation Pool
6.602%, 05/01/2025, #846757		230	235
6.422%, 04/01/2029, #847190		1,380	1,413
6.681%, 03/01/2030, #847180		1,501	1,535
6.507%, 07/01/2030, #847240		2,192	2,229
6.380%, 06/01/2031, #846984		774	779
5.771%, 07/01/2036, #1K1238		10,257	10,470
Federal National Mortgage Association Pool
6.675%, 08/01/2030, #555843 q		4,960	5,058
6.716%, 03/01/2031, #545359		354	361
5.998%, 09/01/2033, #725553		1,835	1,870
5.262%, 11/01/2034, #735054 q		9,830	9,697
5.856%, 09/01/2037, #946441		9,405	9,581
Government National Mortgage Association Pool
4.750%, 08/20/2023, #008259		1	1
			43,229

Fixed Rate - 29.0%
Federal Home Loan Mortgage Corporation Pool
4.500%, 03/01/2018, #P10023		2,237	2,223
4.500%, 05/01/2018, #P10032		4,485	4,455
5.000%, 05/01/2018, #E96700 q		8,034	8,047
6.500%, 01/01/2028, #G00876		915	949
6.500%, 11/01/2028, #C00676		1,897	1,965
6.500%, 12/01/2028, #C00689		1,362	1,411
6.500%, 04/01/2029, #C00742		770	797
6.500%, 07/01/2031, #A17212		3,396	3,513
6.000%, 11/01/2033, #A15521		2,857	2,905
7.000%, 08/01/2037, #H09059		9,406	9,780
5.979%, 09/01/2037, #1G2163 q		9,814	10,003
7.000%, 09/01/2037, #H01292 q		4,738	4,926
Federal National Mortgage Association Pool
3.790%, 07/01/2013, #386314 q		16,883	15,968
5.500%, 02/01/2014, #440780		1,537	1,565
7.000%, 02/01/2015, #535206		375	395
7.000%, 08/01/2016, #591038		473	498
5.500%, 12/01/2017, #673010		3,373	3,434
5.000%, 11/01/2018, #750989		12,748	12,790
4.500%, 01/01/2019, #755666		3,271	3,223
5.000%, 10/01/2019 «		8,010	7,952
6.000%, 10/01/2022, #254513 q		3,415	3,488
5.500%, 01/01/2025, #255575		8,020	8,055
7.000%, 04/01/2026, #340798		275	290
7.000%, 05/01/2026, #250551		368	389
6.000%, 08/01/2027, #256852		8,704	8,847
6.500%, 02/01/2029, #252255		1,623	1,681
6.500%, 12/01/2031, #254169		3,812	3,909
6.000%, 04/01/2032, #745101 q		8,394	8,527
7.000%, 07/01/2032, #254379		2,161	2,264
7.000%, 07/01/2032, #545813		945	994
7.000%, 07/01/2032, #545815		590	620
6.000%, 09/01/2032, #254447		3,963	4,035
6.000%, 03/01/2033, #688330		6,245	6,359
5.500%, 04/01/2033, #694605		8,150	8,151
6.500%, 05/01/2033, #555798		5,002	5,174
5.500%, 06/01/2033, #843435		5,753	5,758
5.500%, 07/01/2033, #709446		8,900	8,901
5.500%, 08/01/2033, #733380		9,078	9,080
5.500%, 10/01/2033, #555800		14,046	14,048
6.000%, 11/01/2033, #772130		703	715
6.000%, 11/01/2033, #772256		988	1,006
5.000%, 03/01/2034, #725205		6,836	6,683
5.000%, 03/01/2034, #725248		3,367	3,291
5.000%, 03/01/2034, #725250		6,170	6,032
5.000%, 06/01/2034, #782909		2	2
6.500%, 06/01/2034, #735273 q		7,607	7,860
5.000%, 10/01/2034 «		24,500	23,872
6.000%, 10/01/2034, #781776		1,732	1,760
6.500%, 04/01/2036, #831377 q		5,264	5,403
6.500%, 04/01/2036, #852909		4,747	4,873
6.500%, 07/01/2036, #831683 q		7,307	7,501
6.000%, 08/01/2036, #885536		6,189	6,276
6.500%, 08/01/2036, #893318 q		6,544	6,718
6.000%, 09/01/2036, #900555		11,823	12,006
6.500%, 09/01/2036, #831799 q		7,630	7,832
6.500%, 08/01/2037, #256845		2,703	2,775
6.000%, 09/01/2037, #256890 q		5,834	5,859
6.000%, 04/01/2038, #889406		2,416	2,449
6.000%, 06/01/2038, #889706		905	918
5.500%, 10/14/2038 «		54,605	54,451
6.000%, 10/14/2038 «		25,800	26,131
Government National Mortgage Association Pool
7.500%, 11/15/2030, #537699		322	347
			392,129

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $435,705)			435,358

Asset-Backed Securities - 22.7%
Automotive - 1.5%
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012		7,265	7,272
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 ■		14,145	12,867
			20,139

Credit Cards - 1.5%
American Express Credit Account Master Trust
Series 2004-3, Class C
2.941%, 12/15/2011 r■		1,480	1,453
American Express Issuance Trust
Series 2005-1, Class C
2.801%, 08/15/2011 r		4,125	3,672
Bank of America Credit Card Trust
Series 2006-C4, Class C4
2.701%, 11/15/2011 r		3,800	3,676
Discover Card Master Trust
Series 2007-C1, Class C1
2.791%, 01/15/2013 r		4,150	3,610
Series 2007-A1, Class A1
5.650%, 03/16/2020		5,275	4,572
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
2.871%, 05/15/2014 r■&		4,075	3,141
			20,124

Home Equity - 0.0%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027 &		54	53
Countrywide Asset-Backed Certificates
Series 2003-SC1, Class M2
2.619%, 09/25/2023 r		766	618
Saxon Asset Securities Trust
Series 2004-1, Class A
1.361%, 03/25/2035 r&		178	138
			809

Manufactured Housing - 0.3%
Green Tree
Series 2008-MH1, Class A1
7.000%, 04/25/2038 n«		4,030	3,889

Other - 18.3%
Banc of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041		14,830	14,081
Series 2006-2, Class A4
5.741%, 05/10/2045 r		4,085	3,697
Series 2005-5, Class AM
5.176%, 10/10/2045		7,055	5,968
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
5.992%, 09/11/2042 r■		3,165	1,421
Series 2007-PW18, Class AJ
6.413%, 06/11/2050 r		3,675	2,494
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.096%, 12/10/2049 r		4,950	3,340
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049		4,700	4,369
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■		9,225	8,941
Series 2004-RS1, Class A
4.018%, 03/03/2041 ■&		4,356	3,709
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■		10,765	10,319
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045		11,590	11,353
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 ■		11,480	11,317
Series 2006-1, Class C
5.707%, 02/15/2036 ■		8,093	7,523
GMAC Commercial Mortgage Securities
Series 2005-C1, Class A2
4.471%, 05/10/2043		18,674	18,314
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035		7,345	7,065
Series 2007-GG11, Class AJ
6.207%, 12/10/2049 r		8,685	5,828
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.993%, 08/10/2045 r		24,845	21,211
Series 2006-RR2, Class A1
5.816%, 06/23/2046 r■&		4,326	2,747
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044		2,750	2,047
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027		820	816
Series 2005-C7, Class A2
5.103%, 11/15/2030		12,940	12,660
Series 2008-C1, Class AJ
6.150%, 04/15/2041 r		2,350	1,572
Series 2007-C7, Class AM
6.374%, 09/15/2045 r		4,775	3,808
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.128%, 07/12/2038 r		3,102	2,255
Series 2005-LC1, Class AM
5.264%, 01/12/2044 r		5,938	5,049
Series 2008-C1, Class A4
5.690%, 02/12/2051		13,520	11,426
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 r		7,670	6,280
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 r		1,340	995
Series 2005-HQ6, Class C
5.172%, 08/13/2042 r		1,270	943
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039		12,505	12,283
Small Business Administration
Series 2005-P10B, Class 1
4.940%, 08/10/2015		8,034	7,867
Series 2006-P10B, Class 1
5.681%, 08/10/2016		15,883	15,885
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5
4.661%, 05/15/2044		13,390	12,441
Series 2007-C34, Class AJ
6.148%, 05/15/2046 r		5,184	3,460
Series 2007-C33, Class AJ
6.100%, 02/15/2051 r		4,945	3,306
			246,790

Utilities - 1.1%
Centerpoint Energy Transition
Series 2005-A, Class A5
5.302%, 08/01/2020		3,200	3,043
PG & E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014		11,705	11,722
			14,765
Total Asset-Backed Securities
(Cost $332,717)			306,516

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 15.9%
Adjustable Rate r - 5.6%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.862%, 09/25/2035		8,256	7,223
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
2.653%, 12/20/2046		6,355	3,860
Countrywide Home Loans
Series 2004-2, Class 2A1
5.296%, 02/25/2034		2,868	2,666
Series 2006-HYB5, Class 3A1A
6.041%, 09/20/2036		13,261	9,447
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
4.810%, 03/19/2037		10,587	6,507
Series 2007-4, Class 2A1
5.540%, 07/19/2047		11,954	7,239
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.444%, 03/25/2035		1,966	1,400
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
5.600%, 04/25/2047		4,615	3,742
JPMorgan Mortgage Trust
Series 2005-A1, Class 3A2
5.048%, 02/25/2035		5,714	4,291
Series 2006-A7, Class 3A4
5.962%, 01/25/2037		1,507	1,180
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.891%, 08/25/2036		11,352	9,355
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034		426	418
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.995%, 10/20/2035		6,179	5,701
Washington Mutual
Series 2007-HY2, Class 3A2
5.952%, 09/25/2036		2,053	1,349
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.931%, 02/25/2033		1,411	1,406
Series 2006-AR1, Class 2A2
5.551%, 03/25/2036		10,426	9,586
			75,370

Fixed Rate - 10.3%
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2037		3,178	2,215
Banc of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033		7,350	7,282
BCAP LLC Trust
Series 2006-RR1, Class PB
5.000%, 11/25/2036		10,925	10,092
Chase Mortgage Finance
Series 2004-S3, Class 3A1
6.000%, 03/25/2034		6,394	5,830
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019		5,311	5,007
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034		2,760	2,496
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034		4,224	3,768
Series 2006-19CB, Class A15
6.000%, 08/25/2036		4,163	3,290
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037		13,752	11,165
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020		6,036	5,922
Series 2003-8, Class DB1
6.245%, 04/25/2033		4,763	4,226
Deutsche Alt-A Securities
Series 2006-AR5, Class 22A
5.500%, 10/25/2021		7,717	6,325
First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019		1,080	1,072
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035		7,190	6,653
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019		5,456	5,226
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.568%, 07/25/2047 +		8,979	7,583
Master Alternative Loans Trust
Series 2004-1, Class 3A1
7.000%, 01/25/2034		1,447	1,080
Series 2005-2, Class 1A3
6.500%, 03/25/2035		2,648	2,343
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.206%, 11/25/2034		4,997	4,274
Residential Accredit Loans
Series 2006-QS4, Class A9
6.000%, 04/25/2036		12,884	10,261
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.316%, 04/25/2031		7,826	7,256
Series 2004-SL4, Class A3
6.500%, 07/25/2032		2,541	2,224
Washington Mutual Mortgage Pass-Through Trust
Series 2007-2, Class 3A1
5.500%, 04/25/2022		6,944	6,165
Washington Mutual Pass-Through Certificates
Series 2004-CB1, Class 1A
5.250%, 06/25/2019		8,826	8,625
Wells Fargo Mortgage Backed Securities Trust
Series 2007-13, Class A8
6.000%, 09/25/2037		11,027	9,504
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 & +		47	47
			139,931

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $250,924)			215,301

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 3.7%
Fixed Rate - 3.6%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011		6,873	6,885
Series 6, Class C
9.050%, 06/15/2019		19	19
Series 1022, Class J
6.000%, 12/15/2020		32	32
Series 162, Class F
7.000%, 05/15/2021		87	87
Series 188, Class H
7.000%, 09/15/2021		192	199
Series 1790, Class A
7.000%, 04/15/2022		65	67
Series 2901, Class UB
5.000%, 03/15/2033 q		5,000	4,879
Federal National Mortgage Association
Series 2003-3, Class BC
5.000%, 02/25/2018		14,030	13,799
Series 1988-24, Class G
7.000%, 10/25/2018		45	47
Series 1989-24, Class H
9.000%, 07/25/2019		42	45
Series 1989-90, Class E
8.700%, 12/25/2019		6	6
Series 1990-30, Class E
6.500%, 03/25/2020		26	27
Series 1990-61, Class H
7.000%, 06/25/2020		31	32
Series 1990-72, Class B
9.000%, 07/25/2020		24	27
Series 1990-102, Class J
6.500%, 08/25/2020		31	32
Series 1990-105, Class J
6.500%, 09/25/2020		308	324
Series 1991-56, Class M
6.750%, 06/25/2021		101	104
Series 1992-120, Class C
6.500%, 07/25/2022		39	41
Series 2005-44, Class PC
5.000%, 11/25/2027 q		12,380	12,485
Series 2005-62, Class JE
5.000%, 06/25/2035		9,548	9,528
			48,665

Z-Bonds ☒ - 0.1%
Federal Home Loan Mortgage Corporation
Series 1118, Class Z
8.250%, 07/15/2021		52	54
Federal National Mortgage Association
Series 1991-134, Class Z
5.670%, 10/25/2021		218	225
Series 1996-35, Class Z
5.700%, 07/25/2026		1,056	1,101
			1,380
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $49,502)			50,045

U.S. Government & Agency Security - 0.2%
U.S. Treasury - 0.2%
U.S. Treasury Bond
4.375%, 02/15/2038 q
(Cost $1,979)			2,036

		SHARES
Preferred Stocks - 0.1%
Brokerage - 0.1%
Merrill Lynch q		79,000	1,500

Sovereign - 0.0%
Fannie Mae q		218,000	475
Total Preferred Stocks
(Cost $7,148)			1,975

Short-Term Investments - 1.1%
Money Market Fund - 0.3%
First American Prime Obligations Fund, Class Z ±		4,434,277	4,434

U.S. Treasury Obligations - 0.8%		PAR
U.S. Treasury Bills ☐
1.459%, 10/09/2008		$880	880
1.467%, 11/20/2008		4,095	4,087
1.000%, 01/22/2009		3,545	3,534
0.952%, 01/29/2009		150	150
1.053%, 02/05/2009		2,075	2,067
1.722%, 07/02/2009		290	286
			11,004
Total Short-Term Investments
(Cost $15,434)			15,438
Investment Purchased with Proceeds from Securities Lending - 10.8%		SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $145,946)		145,946,262	145,946
Total Investments ◆ - 119.0%
(Cost $1,763,270)			1,609,178
Other Assets and Liabilities, Net - (19.0)%			(256,652)
Total Net Assets - 100.0%			$1,352,526

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held fair valued securities disclosed in footnote +.

r	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2008.
q	This security or a portion of this security is out on loan at September 30, 2008. Total loaned securities had a value of $141,671 at September 30, 2008.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2008, the value of these investments was $126,050 or 9.3% of total net assets.

&
Illiquid securities - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2008, the value of these investments were $9,835 or 0.7% of total net assets:

			Dates
	Security	Par	Acquired	Cost Basis
	Amresco Residential Security Mortgage, Series 1997-3, Class A9	$54	10/02	$ 55
	Commercial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A	4,356	2/07	4,234
	Duty Free International	2,191	1/99-7/99	2,187
	GS Mortgage Securities II, Series 2006-RR2, Class A1	4,326	7/06	4,244
	Saxon Asset Securities Trust, Series 2004-1, Class A	178	1/04	178
	Washington Mutual Master Note Trust, Series 2007-C1, Class C1	4,075	8/07	3,895
	Westam Mortgage Financial, Series 11, Class A	47	9/97	46

+	Security is fair valued. As of September 30, 2008, the fair value of these investments was $7,630 or 0.6% of total net assets.
è	Security is in default at September 30, 2008.
«	Security purchased on a when-issued basis. On September 30, 2008, the total cost of investments purchased on a when-issued basis was $116,501 or 8.6% of total net assets.
Þ	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.
☒
Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. The rate shown if the effective yield as of September 30, 2008.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of September 30, 2008.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $1,763,270.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 5,186
	Gross unrealized depreciation	(159,278)
	Net unrealized depreciation	$(154,092)

REIT - Real Estate Investment Trust

	Schedule of Open Futures Contracts
		Number of
		Contracts	Notional		Unrealized
		Purchased	Contract	Settlement	Appreciation
	Description	(Sold)	Value	Month	(Depreciation)

	Australian Dollar Currency Futures	(88)	$ (6,940)	December 2008	$ 73
	British Pound Currency Futures	32	3,568	December 2008	(75)
	Canadian Dollar Currency Futures	73	6,882	December 2008	(41)
	Euro-Bund Futures	135	21,869	December 2008	66
	Euro Currency Futures	54	9,540	December 2008	8
	Swiss Franc Currency Futures	54	6,050	December 2008	(129)
	U.S. Treasury 2 Year Note Futures	559	119,312	December 2008	(49)
	U.S. Treasury 5 Year Note Futures	(907)	(101,797)	December 2008	78
	U.S. Treasury 10 Year Note Futures	(1,223)	(140,186)	December 2008	1,600
	U.S. Treasury Long Bond Futures	(219)	(25,661)	December 2008	738
					$ 2,269

	Credit Default Swap Agreements

							Unrealized
		Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
	Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

	Bank of America	Lehman Brothers Holdings	Buy	3.430%	09/20/2013	$ 5,380	$ 4,546
	Credit Suisse First Boston	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2013	31,882	(264)
	Deutsche Bank	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	26,200	(510)
	Deutsche Bank	Dow Jones CDX HVOL10 Index	Sell	3.500%	06/20/2013	23,650	(955)
	Deutsche Bank	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2013	23,124	(201)
	JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	4,200	140
	JPMorgan	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	9,500	(76)
	JPMorgan	Dow Jones CDX HY9 Index	Sell	3.750%	12/20/2012	8,415	(301)
	JPMorgan	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2013	27,700	(190)
	JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	Sell	6.500%	06/20/2013	9,000	(452)
	JPMorgan	Morgan Stanley	Buy	5.000%	12/20/2013	6,200	(332)
	UBS	Dow Jones CDX HVOL10 Index	Sell	3.500%	06/20/2013	1,650	(115)
	UBS	Dow Jones CDX HY10 Index	Sell	5.000%	06/20/2013	6,500	(279)
	UBS	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2013	56,826	(471)
	UBS	Dow Jones iTraxx Asia ex-Japan Index	Sell	6.500%	06/20/2013	6,600	(303)
	UBS	Lehman Brothers Holdings	Buy	3.350%	09/20/2013	2,400	2,028
	UBS	Markit ABX AAA071 Index	Sell	0.090%	08/25/2037	9,300	472
	UBS	Korea Government International Bond	Buy	1.050%	09/20/2015	7,000	326
							$ 3,063

	Interest Rate Swap Agreements

		Floating					Unrealized
		Rate	Pay/Receive		Expiration	Notional	Appreciation
	Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)

	JPMorgan	3-Month LIBOR	Pay	3.958%	06/17/2010	$ 42,000	$ 483
	JPMorgan	3-Month LIBOR	Pay	3.613%	09/19/2013	25,000	(516)
	JPMorgan	3-Month LIBOR	Pay	4.135%	09/24/2013	25,000	62
	UBS	3-Month LIBOR	Pay	2.795%	04/18/2010	42,000	(363)
	UBS	3-Month LIBOR	Pay	3.418%	05/30/2010	43,000	106
	UBS	3-Month LIBOR	Pay	3.343%	07/18/2010	82,000	(41)
	UBS	3-Month LIBOR	Pay	4.070%	09/25/2013	15,000	(8)
							$ (277)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open - and closed - end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are corporate bonds, asset-backed securities, mortgage-backed securities, convertible bonds, U.S. government and agency securities, U.S. treasury bills, and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

	Investments	Other
	in	Financial
	Securities	Instruments*
Level 1 - Quoted prices in active markets for identical assets	$ 152,356	$ 2,269
Level 2 - Other significant observable inputs	1,413,577	2,786
Level 3 - Significant unobservable inputs	43,245	—
Total	$ 1,609,178	$ 5,055

*Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other
	in	Financial
	Securities	Instruments*
Balance as of June 30, 2008	$ 36,736	$ —
Accrued discounts/premiums	1	—
Realized gain (loss)	(7)	—
Change in net unrealized appreciation (depreciation)	(1,121)	—
Net purchases (sales)	7,636	—
Transfers in and/or out of Level 3	—	—
Balance as of September 30, 2008	$ 43,245	$ —

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.  While uniformity of presentation is the objective of the standard, implementation has just begun and it is likely that there will be a range of practices utilized.  It may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

High Income Bond Fund

DESCRIPTION	PAR	VALUEs
High Yield Corporate Bonds - 82.5%
Basic Industry - 9.0%
AbitibiBowater
9.000%, 08/01/2009	$1,500	$1,275
Abitibi-Consolidated
13.750%, 04/01/2011 ■ Æ	500	497
Aleris International
10.000%, 12/15/2016	1,000	620
Berry Plastics
7.541%, 02/15/2015 r	1,225	1,090
Berry Plastics Holding
8.875%, 09/15/2014	500	390
Caraustar Industries
7.375%, 06/01/2009	500	415
Coalcorp Mining
Series A
12.000%, 08/31/2011 Æ	375	345
Evraz Group
8.250%, 11/10/2015 ■ Æ	1,500	1,080
Exopack Holding
11.250%, 02/01/2014 &	500	420
Georgia Gulf
7.125%, 12/15/2013	275	165
Georgia-Pacific
7.125%, 01/15/2017 ■	1,250	1,116
Griffin Coal Mining
9.500%, 12/01/2016 ■ Æ	1,500	960
Hexion US Finance
9.750%, 11/15/2014	1,250	988
Industrias Metal
11.250%, 10/22/2014 ■ Æ	750	607
Ineos Group Holdings
8.500%, 02/15/2016 ■ Æ	1,000	540
Intertape Polymer Group
8.500%, 08/01/2014 &	1,850	1,559
Mercer International
9.250%, 02/15/2013 Æ	1,250	1,041
Momentive Performance Materials
9.750%, 12/01/2014	1,250	987
Neenah Paper
7.375%, 11/15/2014	500	396
Newark Group
9.750%, 03/15/2014 &	800	280
Noble Group Limited
6.625%, 03/17/2015 ■ Æ	1,000	732
Nova Chemicals
6.500%, 01/15/2012 Æ	1,450	1,290
Vedanta Resources
8.750%, 01/15/2014 ■ Æ	1,500	1,338
		18,131
Capital Goods - 4.8%
BE Aerospace
8.500%, 07/01/2018	1,250	1,212
Case New Holland
7.125%, 03/01/2014	1,300	1,183
Graham Packaging
9.875%, 10/15/2014	1,400	1,218
Hawker Beechcraft Acquisition
9.750%, 04/01/2017	1,200	1,074
Hutchinson Technology
3.250%, 01/15/2026	1,000	715
Nortek
8.500%, 09/01/2014	500	285
Owens Corning
6.500%, 12/01/2016	1,400	1,239
Ply Gem Industries
11.750%, 06/15/2013 ■	1,125	967
Trimas
9.875%, 06/15/2012	1,000	848
USG
8.000%, 01/15/2018	1,275	1,014
		9,755
Communications - 8.8%
Charter Communications Holdings II
Class A
10.250%, 10/01/2013 ■	2,155	1,789
Citizens Communications
9.000%, 08/15/2031	1,000	765
Clear Channel Communications
6.250%, 03/15/2011	750	484
6.875%, 06/15/2018	1,000	380
CSC Holdings
Series B
7.625%, 04/01/2011	1,000	960
6.750%, 04/15/2012	1,500	1,374
Dex Media West
Series B
8.500%, 08/15/2010	1,000	882
Fairpoint Communications
13.125%, 04/01/2018 ■	1,500	1,365
Intelsat Bermuda
11.250%, 06/15/2016 Æ	1,850	1,799
Intelsat Intermediate Holdings
0.000% through 02/01/10, thereafter 9.500%, 02/01/2015 ■ Æ	900	720
Level 3 Financing
12.250%, 03/15/2013	500	443
Metropcs Wireless
9.250%, 11/01/2014	750	701
Nextel Communications
Series E
6.875%, 10/31/2013	2,000	1,360
Series F
5.950%, 03/15/2014	1,250	838
Quebecor Media
7.750%, 03/15/2016 Æ	500	437
R.H. Donnelley
Series A-3
8.875%, 01/15/2016	500	170
Sprint Capital
8.375%, 03/15/2012	1,000	900
Vimpelcom
8.250%, 05/23/2016 ■ Æ	1,000	710
Windstream
8.125%, 08/01/2013	1,750	1,663
Young Broadcasting
10.000%, 03/01/2011	500	72
		17,812
Consumer Cyclical - 19.5%
Affiliated Computer Services
4.700%, 06/01/2010	1,500	1,399
Autonation
7.000%, 04/15/2014	500	435
Bon-Ton Department Stores
10.250%, 03/15/2014 q	1,000	300
Buffalo Thunder Development Authority
9.375%, 12/15/2014 ■	500	210
Burlington Coat Factory
11.125%, 04/15/2014	1,000	553
Denny's
10.000%, 10/01/2012 q	1,150	1,046
Dollar General
10.625%, 07/15/2015	1,800	1,773
Fontainebleau Las Vegas
10.250%, 06/15/2015 ■	1,000	280
Ford Motor
7.450%, 07/16/2031	425	183
Ford Motor Credit
9.875%, 08/10/2011	4,000	2,760
7.800%, 06/01/2012	1,500	931
General Motors
8.250%, 07/15/2023 q	1,600	628
8.375%, 07/15/2033	1,000	400
General Motors Acceptance
6.875%, 09/15/2011	2,300	1,026
General Nutrition Center
7.584%, 03/15/2014 r	770	641
Goodyear Tire & Rubber
7.857%, 08/15/2011	1,150	1,118
Greektown Holdings
10.750%, 12/01/2013 ■ è	30	21
Hanesbrands
6.508%, 12/15/2014 r	1,500	1,245
Harrahs
10.750%, 02/01/2016 ■	2,850	1,454
Lear
Series B
8.500%, 12/01/2013	1,300	954
Levi Strauss & Co.
9.750%, 01/15/2015	1,150	960
Lippo Karawaci Finance
8.875%, 03/09/2011 Æ	1,000	889
Marfrig Overseas
9.625%, 11/16/2016 ■ Æ	1,000	800
MGM Mirage
8.375%, 02/01/2011 q	2,000	1,635
Neiman Marcus Group
10.375%, 10/15/2015 q	1,200	1,005
NPC International
9.500%, 05/01/2014 q	500	410
OSI Restaurant Partners
10.000%, 06/15/2015	500	223
Oxford Industries
8.875%, 06/01/2011	1,055	953
Pep Boys-Manny, Moe & Jack
7.500%, 12/15/2014	900	612
Pinnacle Entertainment I
7.500%, 06/15/2015	500	370
Realogy
10.500%, 04/15/2014	1,000	440
Rite Aid
10.375%, 07/15/2016 q	1,500	1,305
7.500%, 03/01/2017	1,550	1,178
Royal Caribbean Cruises
7.000%, 06/15/2013 Æ	1,250	1,075
Sally Holdings
10.500%, 11/15/2016 q	1,800	1,710
Seminole Hard Rock Entertainment
5.276%, 03/15/2014 ■ r	1,000	750
Snoqualmie Entertainment
9.125%, 02/01/2015 ■	500	361
Station Casinos
6.000%, 04/01/2012	500	280
Susser Holdings
10.625%, 12/15/2013	1,300	1,277
Tenneco Automotive
8.625%, 11/15/2014 q	1,000	795
Toll
8.250%, 12/01/2011	2,000	1,920
Toys R Us
7.875%, 04/15/2013	1,000	780
TRW Automotive
7.250%, 03/15/2017 ■	1,500	1,185
Warnaco
8.875%, 06/15/2013	1,250	1,263
		39,533
Consumer Non Cyclical - 13.3%
Albertson's
8.700%, 05/01/2030	1,000	990
Biomet
11.625%, 10/15/2017	850	854
Cardinal Health
9.500%, 04/15/2015	750	581
Cenveo
7.875%, 12/01/2013	501	386
Community Health Systems
8.875%, 07/15/2015	1,000	950
Constellation Brands
7.250%, 05/15/2017	2,000	1,840
Del Monte
8.625%, 12/15/2012	1,800	1,782
Dole Foods
8.625%, 05/01/2009	500	477
8.750%, 07/15/2013 q	608	535
HCA
6.750%, 07/15/2013	4,150	3,486
Health Management Association
6.125%, 04/15/2016	1,300	1,040
Healthsouth
10.750%, 06/15/2016 q	1,000	1,010
Pantry
7.750%, 02/15/2014	1,000	773
Pilgrim's Pride
8.375%, 05/01/2017 q	1,250	588
Select Medical
10.820%, 09/15/2015 r	1,000	815
Smithfield Foods
7.000%, 08/01/2011	1,800	1,566
4.000%, 06/30/2013	250	211
Stater Brothers Holdings
7.750%, 04/15/2015	1,250	1,169
SUPERVALU
7.500%, 05/15/2012	1,750	1,698
Surgical Care Affiliates
8.875%, 07/15/2015 ■	1,000	870
Tenet Healthcare
7.375%, 02/01/2013	1,500	1,365
9.250%, 02/01/2015 q	1,750	1,654
Ticketmaster
10.750%, 08/01/2016 ■	650	611
Tyson Foods
7.350%, 04/01/2016	1,500	1,237
Vitro
9.125%, 02/01/2017 Æ	700	455
		26,943
Electric - 8.1%
AES
8.000%, 06/01/2020 ■	1,000	875
AES Red Oak
Series B
9.200%, 11/30/2029	1,000	975
Aquila
11.875%, 07/01/2012	1,000	1,106
Ava Capital Trust III
6.500%, 04/01/2034 &	3,185	3,053
CMS Energy
3.741%, 01/15/2013 r	1,000	880
Dynegy Holdings
7.500%, 06/01/2015	2,000	1,690
Edison Mission Energy
7.750%, 06/15/2016	1,200	1,128
Intergen NV
9.000%, 06/30/2017 ■ Æ	1,000	1,000
Mirant Americas Generation
8.500%, 10/01/2021	1,000	775
Reliant Energy
7.625%, 06/15/2014	2,000	1,500
Texas Competitive Electric Holdings
10.250%, 11/01/2015 ■	3,800	3,430
		16,412
Energy - 3.7%
Chaparral Energy
8.875%, 02/01/2017	750	592
Chesapeake Energy
7.625%, 07/15/2013	1,500	1,433
Lupatech Finance
9.875%, 07/10/2049 ■ Æ &	2,000	1,760
Mariner Energy
8.000%, 05/15/2017	1,000	845
Sabine Pass LNG
7.500%, 11/30/2016	445	347
Sandridge Energy
8.000%, 06/01/2018 ■	1,050	903
Tesoro
6.625%, 11/01/2015	1,000	815
W&T Offshore
8.250%, 06/15/2014 ■	1,000	800
		7,495
Finance - 1.6%
American Express Credit
Series C
7.300%, 08/20/2013	1,000	965
General Motors Acceptance
6.625%, 05/15/2012	2,500	1,058
Nuveen Investments
5.500%, 09/15/2015 &	2,050	1,025
Residential Capital
9.625%, 05/15/2015 ■	789	189
		3,237
Industrial Other - 2.7%
Allied Waste North America
6.125%, 02/15/2014	1,000	920
Aramark
8.500%, 02/01/2015	1,300	1,222
Crown Cork & Seal
7.375%, 12/15/2026	1,000	755
Neenah
9.500%, 01/01/2017	300	228
RBS Global & Rexnord
9.500%, 08/01/2014	1,000	940
Vought Aircraft
8.000%, 07/15/2011	1,500	1,305
		5,370
Natural Gas - 3.2%
Copano Energy
7.750%, 06/01/2018 ■	750	656
El Paso Energy
Series MTN
7.800%, 08/01/2031	650	548
Enterprise Products
8.375%, 08/01/2066 r	2,800	2,595
Southern Union
7.200%, 11/01/2066 r	1,600	1,175
Targa Resources
8.500%, 11/01/2013	1,000	885
Transport De Gas Del Sur
7.875%, 05/14/2017 ■ Æ	1,000	710
		6,569
Real Estate - 1.8%
American Real Estate
4.000%, 08/15/2013 ■ r &+	1,250	813
Greentown China Holdings
9.000%, 11/08/2013 ■ Æ &	1,550	899
Parkson Retail Group
7.125%, 05/30/2012 Æ	1,600	1,421
Shanghai Real Estate Group
8.625%, 04/24/2013 Æ	1,000	431
		3,564
Technology - 2.3%
Advanced Medical Optics
7.500%, 05/01/2017	1,300	1,131
Amkor Technologies
9.250%, 06/01/2016	1,000	840
First Data
9.875%, 09/24/2015 ■	500	392
Freescale Semiconductor
9.125%, 12/15/2014	1,850	1,165
Magnachip Semiconductor
6.875%, 12/15/2011 Æ	750	263
NXP BV/NXP Funding
9.500%, 10/15/2015 Æ q	500	258
Spansion
6.201%, 06/01/2013 ■ r	1,000	600
		4,649
Transportation - 3.7%
American Airlines
Series 2001-1
7.379%, 11/23/2017 &	1,330	665
BLT Finance BV
7.500%, 05/15/2014 ■ Æ &	1,000	560
Continental Airlines
Series C
7.339%, 04/19/2014	1,500	1,125
Delta Airlines
Series 2001-1
7.711%, 09/18/2011 q	1,000	820
Series 2007-1
8.954%, 08/10/2014	484	351
Hertz
10.500%, 01/01/2016 q	1,750	1,461
Kansas City Southern
8.000%, 06/01/2015	1,000	985
Swift Transportation
12.500%, 05/15/2017 ■	250	83
Ultrapetrol
9.000%, 11/24/2014 Æ &	750	682
United Airlines 2007 Pass Trust
6.636%, 07/02/2022	951	730
		7,462
Total High Yield Corporate Bonds
(Cost $199,148)		166,932

Investment Grade Corporate Bonds - 4.4%
Banking - 0.6%
JPMorgan Chase
Series 1
7.900%, 04/29/2049 r	1,500	1,263

Basic Industry - 0.4%
Arcelormittal
6.125%, 06/01/2018 ■ Æ	1,000	886

Communications - 0.4%
Qwest
7.500%, 06/15/2023	1,000	785

Consumer Cyclical - 0.4%
CVS Caremark
6.302%, 06/01/2037 r	1,000	799

Consumer Non Cyclical - 0.2%
Delhaize America
9.000%, 04/15/2031	356	374

Finance - 1.4%
Discover Financial Services
3.349%, 06/11/2010 r	1,500	1,211
SLM
Series MTN
5.515%, 07/26/2010 r	2,250	1,706
		2,917
Industrial Other - 0.5%
Wesfarmers
6.998%, 04/10/2013 ■ Æ &	1,000	1,010

Transportation - 0.5%
Con-way
7.250%, 01/15/2018	1,000	959

Total Investment Grade Corporate Bonds
(Cost $9,540)		8,993

Preferred Stocks - 2.5%	SHARES
Communications - 0.3%
US Cellular	32,000	576

Consumer Discretionary - 0.0%
M/I Homes
Series A q	6,950	92

Energy - 0.5%
Constellation Energy Group
Series A q	25,000	562
Nexen
Series B Æ	20,000	406
		968
Finance - 0.1%
American International Group	4,000	21
Freddie Mac	20,000	22
Protective Life	12,700	176
		219
Insurance - 0.7%
Aspen Insurance Holdings Æ	50,000	710
Endurance Specialty Holdings
Series A Æ q	23,900	335
Renaissancere Holdings
Series D Æ	22,740	330
		1,375
Real Estate - 0.8%
American Home Mortgage Investments - REIT
Series B è &	10,000	-
Ashford Hospitality Trust - REIT
Series D	20,200	222
Duke Realty - REIT
Series O q	22,000	407
First Industrial Realty Trust - REIT
Series J	19,000	314
Hospitality Properties Trust - REIT
Series C	20,000	239
National Retail Properties - REIT
Series C	17,600	352
NorthStar Realty Finance - REIT
Series A	7,933	82
		1,616
Transportation - 0.1%
Delta Air Contingent Value ●	8,000,000	200

Total Preferred Stocks
(Cost $8,335)		5,046

Closed-End Funds - 2.4%
Aberdeen Asia-Pacific Income Fund q	105,000	527
Alpine Total Dynamic Dividend Fund	18,000	165
BlackRock Global Energy and Resources Trust	15,000	353
Dividend Capital Realty Income Allocation Fund	10,000	34
Eaton Vance Floating-Rate Income Trust	48,000	539
Gabelli Global Gold Natural Resources & Income Trust	17,000	343
Highland Credit Strategies Fund	23,000	220
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	17,000	246
MFS Multimarket Income Trust q	63,000	315
Nuveen Equity Premium Opportunity Fund	28,000	364
Nuveen Multi-Strategy Income and Growth Fund q	43,000	260
Nuveen Multi-Strategy Income and Growth Fund 2 q	18,000	107
Pioneer Floating Rate Trust	117,000	1,171
Tortoise Energy Infrastructure q	6,000	136
Total Closed-End Funds
(Cost $6,637)		4,780

Convertible Securities - 1.9%	PAR/SHARES
Consumer Non Cyclical - 0.7%
Archer-Daniels-Midland
0.875%, 02/15/2014 q	$1,000	809
Bunge Limited Æ	6,800	586
		1,395
Electric - 0.1%
Entergy	4,000	208

Energy - 0.8%
Chesapeake Energy	3,000	288
Headwaters
2.875%, 06/01/2016 &	$1,500	1,252
		1,540
Finance - 0.3%
CIT Group
Series C	20,000	658

Total Convertible Securities
(Cost $4,638)		3,801

Asset-Backed Securities - 0.7%	PAR
Manufactured Housing - 0.0%
Green Tree Financial
Series 1998-1, Class A4
6.040%, 11/01/2029 &	$7	7

Other - 0.7%
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class AJ
6.413%, 06/11/2050 r	460	312
Exum
Series 2007-1A, Class C
6.304%, 03/22/2014 ■ Æ r &+	1,000	569
Series 2007-2A, Class C
6.704%, 06/22/2014 ■ Æ r &+	1,000	584
		1,465
Total Asset-Backed Securities
(Cost $2,339)		1,472

Common Stocks - 0.6%	SHARES
Communications - 0.0%
Adelphia Recovery Trust ●	958,406	31
Viatel Holding Bermuda ● & +	1	-
		31

Consumer Discretionary - 0.0%
Time Warner Cable, Class A q ●	20	1

Energy - 0.2%
Pengrowth Energy Trust Æ q	11,000	164
Peyto Energy Trust Æ q Þ	18,000	259
		423
Real Estate - 0.4%
Anworth Mortgage Asset - REIT q	31,000	184
Essex Property Trust - REIT q	2,500	296
MFA Mortgage Investments - REIT	11,000	71
Regency Centers - REIT	1,500	100
		651
Total Common Stocks
(Cost $1,316)		1,106

Short-Term Investments - 2.8%
Money Market Fund - 2.7%
First American Prime Obligations Fund, Class Z ±	5,454,947	5,455

U.S. Treasury Obligations - 0.1%	PAR
U.S. Treasury Bills ☐
1.593%, 11/20/2008	$120	120
0.952%, 01/29/2009	20	20
		140
Total Short-Term Investments
(Cost $5,595)		5,595

Investment Purchased with Proceeds from Securities Lending - 7.8%	SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $15,881)	15,881,020	15,881

Total Investments ◆ - 105.6%
(Cost $253,429)		213,606
Other Assets and Liabilities, Net - (5.6)%		(11,349)
Total Net Assets - 100.0%		$202,257

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held fair valued securities disclosed in footnote +.

■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2008, the value of these investments was $35,682 or 17.6% of total net assets.

Æ	Represents a foreign high yield (non-investment grade) U.S. dollar denominated security. On September 30, 2008, the value of these investments was $29,138 which represents 14.4% of total net assets.
r	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2008.
q	This security or a portion of this security is out on loan at September 30, 2008. Total loaned securities had a value of $15,024 at September 30, 2008.
è	Security in default at September 30, 2008.
●	Non-income producing security.
Þ	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.
&
Illiquid securities - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of September 30, 2008, the value of these investments was $15,138 or 7.5% of total net assets:

			Dates
	Security	Par/Shares	Acquired	Cost Basis
	Ava Capital Trust III	$3,185	9/06-7/07	$ 3,174
	American Airlines, Series 2001-1	$1,330	12/05-1/07	1,251
	American Home Mortgage Investments	10,000	7/07	190
	American Real Estate	$1,250	4/07-3/08	1,238
	BLT Finance BV	$1,000	4/07	1,000
	Exopack Holding	$500	6/08	474
	Exum, Series 2007-1A, Class C	$1,000	2/07	1,000
	Exum, Series 2007-2A, Class C	$1,000	4/07	1,000
	Green Tree Financial, Series 1998-1, Class A4	$7	5/99	7
	Greentown China Holdings	$1,550	11/06-5/08	1,475
	Headwaters	$1,500	7/07-2/08	1,315
	Intertape Polymer Group	$1,850	4/08-5/08	1,625
	Lupatech Finance	$2,000	7/07-5/08	2,020
	Newark Group	$800	6/05	758
	Nuveen Investments	$2,050	3/08-4/08	1,358
	Ultrapetrol	$750	3/07	760
	Viatel Holding Bermuda	1	6/08	—
	Wesfarmers	$1,000	4/08	1,011

+	Security is fair valued. As of September 30, 2008, the fair value of these investments was $1,966 or 1.0% of total net assets.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap contracts. Yield shown is effective yield as of September 30, 2008.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $237,548. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 202
	Gross unrealized depreciation	(40,025)
	Net unrealized depreciation	$ (39,823)

REIT -	Real Estate Investment Trust

	Schedule of Open Futures Contracts

		Number of	Notional		Unrealized
		Contracts	Contract	Settlement	Appreciation
	Description	Purchased	Value	Month	(Depreciation)

	U.S. Treasury 5 Year Note Futures	70	$ 7,856	December 2008	$ 43
	U.S. Treasury 10 Year Note Futures	10	1,146	December 2008	(9)
	U.S. Treasury Long Bond Futures	15	1,758	December 2008	(11)
					$ 23

	Credit Default Swap Agreements

							Unrealized
		Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
	Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

	Deutsche Bank	International Paper Company	Sell	2.480%	09/20/2013	$ 2,000	$ 68
	Deutsche Bank	Mohawk Industries	Sell	2.610%	09/20/2013	2,000	10
	JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	400	13
	JPMorgan	Dow Jones CDX HY10 Index	Buy	5.000%	06/20/2013	10,000	266
	UBS	Korea Government International Bond	Buy	1.050%	09/20/2015	1,200	56
	UBS	Reliance Industries Limited	Sell	2.050%	09/20/2013	2,000	(63)
							$ 350

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open - and closed - end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are corporate bonds, asset-backed securities, mortgage-backed securities, convertible bonds, U.S. government and agency securities, U.S. treasury bills, and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

	Investments	Other
	in	Financial
	Securities	Instruments*
Level 1 - Quoted prices in active markets for identical assets	$ 32,511	$ 2,269
Level 2 - Other significant observable inputs	178,309	2,786
Level 3 - Significant unobservable inputs	2,786	—
Total	$ 213,606	$ 5,055

*Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other
	in	Financial
	Securities	Instruments*
Balance as of June 30, 2008	$ 3,374	$ —
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in net unrealized appreciation (depreciation)	(407)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(181)	—
Balance as of September 30, 2008	$ 2,786	$ —

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.  While uniformity of presentation is the objective of the standard, implementation has just begun and it is likely that there will be a range of practices utilized.  It may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Inflation Protected Securities Fund

DESCRIPTION		PAR	VALUE s
U.S. Government & Agency Securities - 89.3%
Inflation Protected U.S. Treasuries t - 89.3%
U.S. Treasury Bonds
2.375%, 01/15/2025		$22,110	$21,422
2.000%, 01/15/2026 q		6,898	6,298
2.375%, 01/15/2027 q		4,253	4,113
1.750%, 01/15/2028 q		787	687
3.625%, 04/15/2028 q		15,025	17,286
3.875%, 04/15/2029		16,890	20,198
U.S. Treasury Notes
3.875%, 01/15/2009 q		1,341	1,338
0.875%, 04/15/2010 q		19,317	18,976
3.500%, 01/15/2011		8,877	9,231
2.375%, 04/15/2011 q		21,052	21,292
2.000%, 04/15/2012 q		6,991	7,007
3.000%, 07/15/2012 q		11,620	12,095
0.625%, 04/15/2013		1,301	1,228
1.875%, 07/15/2013 q		20,955	20,893
2.000%, 01/15/2014		22,567	22,521
2.000%, 07/15/2014 q		3,500	3,492
1.625%, 01/15/2015 q		11,662	11,355
1.875%, 07/15/2015		7,932	7,808
2.000%, 01/15/2016 q		6,205	6,130
2.500%, 07/15/2016		5,162	5,283
2.375%, 01/15/2017		9,493	9,573
2.625%, 07/15/2017		7,057	7,267
1.625%, 01/15/2018 q		4,776	4,524
Total U.S. Government & Agency Securities
(Cost $248,748)			240,017

Corporate Bonds - 3.9%
Basic Industry - 1.0%
Evraz Group
8.250%, 11/10/2015 ■		500	360
FMG Finance
10.000%, 09/01/2013 ■		500	480
Georgia-Pacific
7.125%, 01/15/2017 ■		150	134
Griffin Coal Mining
9.500%, 12/01/2016 ■		500	320
Southern Copper
7.500%, 07/27/2035		950	879
Vedanta Resources
9.500%, 07/18/2018 ■		435	369
			2,542
Brokerage - 0.7%
Merrill Lynch
Series CPI
6.182%, 03/02/2009 r		1,850	1,838

Capital Goods - 0.0%
USG
8.000%, 01/15/2018		125	99

Consumer Cyclical - 0.1%
MGM Mirage
6.625%, 07/15/2015		220	153
Rite Aid
7.500%, 03/01/2017		145	110
			263
Consumer Non Cyclical - 0.2%
Constellation Brands
7.250%, 05/15/2017		200	184
HCA
9.250%, 11/15/2016		100	97
Smithfield Foods
7.000%, 08/01/2011		275	240
			521
Electric - 0.1%
Energy Future Holdings
10.875%, 11/01/2017 ■		250	226

Insurance - 1.3%
Allstate Life Global Funding Trust
Series MTN
6.070%, 03/01/2010 r		900	880
Pacific Life Global Funding
7.200%, 02/06/2016 ■ r		1,000	938
Principal Life
Series MTN
6.420%, 03/01/2012 r		900	848
Protective Life Secured Trust
7.530%, 07/10/2012 r		1,000	950
			3,616
Sovereign - 0.4%
Australian Government
5.250%, 03/15/2019 Þ	AUD	1,500	1,171

Technology - 0.0%
NXP BV/NXP Funding
9.500%, 10/15/2015 q		$115	59

Transportation - 0.1%
Hertz
8.875%, 01/01/2014		195	168
Total Corporate Bonds
(Cost $11,398)			10,503

Asset-Backed Securities - 4.1%
Credit Cards - 0.4%
Discover Card Master Trust
Series 2007-C1, Class C1
2.810%, 01/15/2013 r		500	435
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
2.890%, 05/15/2014 ■ r&		625	482
			917
Other - 3.7%
Global Signal Trust
Series 2006-1, Class C
5.707%, 02/15/2036 ■		1,330	1,236
GMAC Commercial Mortgage Securities
Series 2003-C3, Class A2
4.223%, 04/10/2040		1,957	1,929
Greenwich Capital Commercial Funding
Series 2007-GG11, Class A4
5.736%, 12/10/2049		2,905	2,466
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 r		2,000	1,342
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.799%, 08/10/2045 r		1,010	862
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.690%, 02/12/2051		1,000	845
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
5.925%, 05/15/2046 r		1,000	667
Series 2007-C33, Class AJ
5.903%, 02/15/2051 r		1,000	669
			10,016
Total Asset-Backed Securities
(Cost $13,068)			10,933

Collateralized Mortgage Obligation - Private Mortgage-Backed Security - 0.8%
Fixed Rate - 0.8%
Wells Fargo Mortgage Backed Securities Trust
Series 2007-13, Class A8
6.000%, 09/25/2037
(Cost $2,360)		2,406	2,074

U.S. Government Agency Mortgage-Backed Security - 0.3%
Adjustable Rate r - 0.3%
Federal National Mortgage Association
6.162%, 02/17/2009
(Cost $897)		900	900

Municipal Bond - 0.3%
Sullivan County Health, Education & Housing
Facilities, Hospital Revenue, Wellmont Health,
Class B
6.950%, 09/01/2016 &
(Cost $845)		845	842

Convertible Securities - 0.2%		SHARES/PAR
Basic Industry - 0.0%
Freeport-McMoran Copper & Gold		1,500	125

Consumer Non Cyclical - 0.1%
Bunge Limited		2,100	181

Energy - 0.1%
Headwaters
2.875%, 06/01/2016 &		$280	234
Total Convertible Securities
(Cost $723)			540

Preferred Stocks - 0.1%		SHARES
Brokerage - 0.1%
Merrill Lynch
Series AAPL q		8,400	159

Sovereign - 0.0%
Fannie Mae
Series S q		16,000	35
Total Preferred Stocks
(Cost $610)			194

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Security - 0.1%		PAR
Fixed Rate - 0.1%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011
(Cost $240)		$240	240

Short-Term Investments - 0.7%
Money Market Fund - 0.3%		SHARES
First American Prime Obligations Fund, Class Z ±		838,903	839

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills ☐		PAR
1.310%, 11/20/2008		$420	419
1.000%, 01/22/2009		370	369
0.950%, 01/29/2009		30	30
1.053%, 02/05/2009		325	324
			1,142
Total Short-Term Investments
(Cost $1,981)			1,981

Investment Purchased with Proceeds from Securities Lending - 50.4%		SHARES
Mount Vernon Securites Lending Prime Portfolio †
(Cost $135,520)		135,520,087	135,520

Total Investments ◆ - 150.2%
(Cost $416,390)			403,744
Other Assets and Liabilities, Net - (50.2)%			(134,979)
Total Net Assets - 100.0%			$268,765

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held no fair valued securities.

t
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

q	This security or a portion of this security is out on loan at September 30, 2008. Total loaned securities had a value of $131,165 at September 30, 2008.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2008, the value of these investments was $4,545 or 1.7% of total net assets.

r	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2008.
Þ	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.
&
Illiquid securities - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of September 30, 2008, the value of these investments was $1,558 or 0.6% of total net assets:

						Dates
	Security				Par	Acquired	Cost Basis
	Headwaters				$280	7/07-11/07	$253
	Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B				845	6/06	845
	Washington Mutual Master Note Trust, Series 2007-C1, Class C1				625	8/07	598

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
☐	Security has been deposited as initial margin on open futures contracts and/ or swap agreements. Yield shown is the effective yield as of September 30, 2008.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $280,870. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 1,625
	Gross unrealized depreciation	(14,271)
	Net unrealized depreciation	$ (12,646)

	Schedule of Open Futures Contracts

		Number of
		Contracts	Notional		Unrealized
		Purchased/	Contract	Settlement	Appreciation
	Description	(Sold)	Value	Month	(Depreciation)

	Australian Dollar Currency Futures	(14)	$ (1,104)	December 2008	$ 12
	British Pound Currency Futures	6	669	December 2008	(14)
	Canadian Dollar Currency Futures	15	1,414	December 2008	(9)
	Euro-Bund Futures	28	4,536	December 2008	13
	Euro Currency Futures	12	2,120	December 2008	(3)
	Swiss Franc Currency Futures	11	1,232	December 2008	(27)
	U.S. Treasury 2 Year Note Futures	88	18,783	December 2008	(23)
	U.S. Treasury 5 Year Note Futures	(149)	(16,723)	December 2008	19
	U.S. Treasury 10 Year Note Futures	(8)	(917)	December 2008	12
	U.S. Treasury Long Bond Futures	(41)	(4,804)	December 2008	160
					$ 140

	Credit Default Swap Agreements
							Unrealized
		Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
	Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

	UBS	Dow Jones CDX
		HY10 Index	Sell	5.000%	06/20/2013	$ 1,600	$ (98)
	UBS	Dow Jones
		iTraxx Asia ex-Japan Index	Sell	6.500%	06/20/2013	2,600	(135)
	UBS	Korea Government
		International Bond	Buy	1.050%	09/20/2015	1,200	56
							$ (177)
	Interest Rate Swap Agreements

			Pay/
			Receive				Unrealized
		Floating	Floating		Expiration	Notional	Appreciation
	Counterparty	Rate Index	Rate	Fixed Rate	Date	Amount	(Depreciation)

	JPMorgan	3-Month LIBOR	Pay	3.958%	06/17/2010	$ 7,000	$ 80
	JPMorgan	3-Month LIBOR	Pay	3.612%	09/19/2013	5,000	(103)
	JPMorgan	3-Month LIBOR	Pay	4.135%	09/24/2013	5,000	12
	UBS	3-Month LIBOR	Pay	2.795%	04/18/2010	7,000	(60)
	UBS	3-Month LIBOR	Pay	3.418%	05/30/2010	7,000	17
	UBS	3-Month LIBOR	Pay	3.343%	07/18/2010	14,000	(7)
	UBS	3-Month LIBOR	Pay	4.070%	09/25/2013	3,000	(1)
							$ (62)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open - and closed - end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are corporate bonds, asset-backed securities, mortgage-backed securities, convertible bonds, U.S. government and agency securities, U.S. treasury bills, and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

	Investments	Other
	in	Financial
	Securities	Instruments*
Level 1 - Quoted prices in active markets for identical assets	$ 136,553	$ 140
Level 2 - Other significant observable inputs	265,955	(239)
Level 3 - Significant unobservable inputs	1,236	—
Total	$ 403,744	$ (99)

*Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other
	in	Financial
	Securities	Instruments*
Balance as of June 30, 2008	$ 1,275	$ —
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in net unrealized appreciation (depreciation)	(39)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of September 30, 2008	$ 1,236	$ —

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.  While uniformity of presentation is the objective of the standard, implementation has just begun and it is likely that there will be a range of practices utilized.  It may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Intermediate Government Bond Fund

DESCRIPTION	PAR	VALUEs
U.S. Government & Agency Securities - 90.2%
U.S. Agency Debentures - 61.3%
Federal Farm Credit Bank
4.125%, 07/17/2009	$1,100	$1,108
4.500%, 10/05/2009	1,000	1,014
4.125%, 11/13/2009	1,560	1,571
4.750%, 05/07/2010	1,500	1,534
2.250%, 07/01/2010	1,365	1,341
5.250%, 09/13/2010	1,000	1,034
3.750%, 12/06/2010	1,575	1,586
5.750%, 01/18/2011	1,800	1,893
4.875%, 02/18/2011	1,600	1,652
3.000%, 03/03/2011	1,260	1,247
2.625%, 04/21/2011	1,500	1,468
3.875%, 08/25/2011	1,500	1,511
4.500%, 10/17/2012	1,565	1,597
Federal Home Loan Bank
3.571%, 03/30/2009 	3,700	3,646
4.875%, 03/12/2010	870	889
2.750%, 06/18/2010	2,200	2,180
3.500%, 07/16/2010	1,400	1,405
3.375%, 08/13/2010	1,430	1,431
5.125%, 09/10/2010	900	930
4.375%, 09/17/2010	710	724
3.375%, 10/20/2010	1,675	1,676
4.375%, 10/22/2010	1,560	1,589
3.625%, 12/17/2010	885	889
4.250%, 06/10/2011	1,500	1,527
5.375%, 08/19/2011	1,355	1,415
5.250%, 10/14/2011	745	746
4.875%, 11/18/2011	2,135	2,206
4.625%, 10/10/2012	910	930
3.625%, 10/18/2013	1,555	1,512
5.660%, 10/30/2013	755	757
5.375%, 05/18/2016	495	518
4.875%, 05/17/2017	685	687
5.000%, 11/17/2017	1,670	1,683
Tennessee Valley Authority
5.375%, 11/13/2008	1,955	1,959
3.340%, 01/15/2010 	1,135	1,104
5.625%, 01/18/2011	2,000	2,101
6.790%, 05/23/2012	3,175	3,485
6.000%, 03/15/2013	2,725	2,951
		57,496

U.S. Treasuries - 28.9%
U.S. Treasury Bonds
11.750%, 11/15/2014	1,575	1,747
8.750%, 05/15/2017	1,135	1,539
9.125%, 05/15/2018	405	572
9.000%, 11/15/2018	1,125	1,588
8.875%, 02/15/2019	370	518
8.125%, 08/15/2019	865	1,161
2.375%, 01/15/2025 t	356	345
U.S. Treasury Notes
2.000%, 04/15/2012 t	542	543
3.375%, 11/30/2012	1,065	1,090
3.625%, 12/31/2012	1,115	1,154
1.875%, 07/15/2013 t	2,245	2,239
4.250%, 08/15/2014	3,270	3,482
4.500%, 05/15/2017	1,480	1,560
4.250%, 11/15/2017	3,690	3,824
3.500%, 02/15/2018	5,025	4,928
3.875%, 05/15/2018	775	780
		27,070

Total U.S. Government & Agency Securities
(Cost $84,697)		84,566

Short-Term Investment - 6.4%
Money Market Fund - 6.4%
First American U.S. Treasury Money Market Fund, Class Z ±	SHARES
(Cost $5,946)	5,946,348	5,946
Total Investments ◆ - 96.6%		90,512
(Cost $90,643)
Other Assets and Liabilities, Net - 3.4%		3,212
Total Net Assets - 100.0%		$93,724

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held no fair valued securities.

	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2008.
t
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $90,643. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 682
	Gross unrealized depreciation	(813)
	Net unrealized depreciation	$ (131)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open - and closed - end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. government agency securities.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 5,946
Level 2 - Other significant observable inputs	84,566
Level 3 - Significant unobservable inputs	—
Total	$ 90,512

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS Setptember 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Intermediate Term Bond Fund

DESCRIPTION	PAR	VALUEs

Corporate Bonds - 48.6%
Banking - 7.5%
Bank of America
5.750%, 12/01/2017	$4,015	$3,405
5.650%, 05/01/2018	745	628
8.000%, 12/29/2049 r	7,810	6,184
Citigroup
6.125%, 11/21/2017	4,590	3,890
8.400%, 04/29/2049 r	11,920	8,113
Citigroup Capital XXI
8.300%, 12/21/2057 r	1,475	1,099
Deutsche Bank AG London
4.875%, 05/20/2013	2,660	2,541
Fifth Third Bancorp
6.250%, 05/01/2013	3,575	3,038
JPMorgan Chase
5.150%, 10/01/2015	3,290	2,960
Series 1
7.900%, 04/29/2049 r	5,835	4,912
National City Preferred Capital Trust I
12.000%, 12/29/2049 r	1,560	544
North Fork Bancorp
5.875%, 08/15/2012	3,130	2,640
UBS Preferred Funding Trust V
6.243%, 05/29/2049 r	1,170	902
Wachovia
5.750%, 06/15/2017	2,065	1,550
5.750%, 02/01/2018	560	420
7.980%, 02/28/2049 r	3,365	1,406
Wells Fargo
4.375%, 01/31/2013 q	4,050	3,723
5.625%, 12/11/2017	2,385	2,192
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 r	3,545	3,091
Wells Fargo Capital XV
9.750%, 12/29/2049 r	1,760	1,707
		54,945
Basic Industry - 2.9%
Arcelormittal
5.375%, 06/01/2013 ■	7,835	7,402
Celulosa Arauco Constitucion
5.625%, 04/20/2015	2,000	1,905
E.I. Du Pont de Nemours
5.000%, 01/15/2013 q	3,315	3,276
Rio Tinto Financial
5.875%, 07/15/2013	3,300	3,235
Teck Cominco
5.375%, 10/01/2015 q	2,810	2,462
U.S. Steel
7.000%, 02/01/2018	1,750	1,580
Vale Overseas
6.250%, 01/11/2016	1,525	1,458
		21,318
Brokerage - 3.7%
Goldman Sachs Capital II
5.793%, 12/29/2049 r	1,165	512
Goldman Sachs Group
6.150%, 04/01/2018	11,400	9,479
Lehman Brothers Holdings
Series MTN
5.625%, 01/24/2013 è	3,220	402
Merrill Lynch
5.450%, 02/05/2013	2,950	2,657
6.050%, 05/16/2016	4,625	3,774
Series MTN
6.150%, 04/25/2013	1,860	1,719
Morgan Stanley
5.375%, 10/15/2015	6,550	4,060
Series MTN
6.625%, 04/01/2018	6,700	4,434
		27,037
Capital Goods - 0.3%
John Deere Capital
Series MTN
4.500%, 04/03/2013	1,990	1,899

Communications - 4.7%
British Sky Broadcasting
6.100%, 02/15/2018 ■	2,980	2,856
British Telecom
5.950%, 01/15/2018	2,415	2,142
Comcast
6.300%, 11/15/2017	7,315	6,726
Deutsche Telekom
5.875%, 08/20/2013	10,155	9,698
Embarq
7.082%, 06/01/2016	1,170	948
Rogers Communications
6.800%, 08/15/2018	1,390	1,315
Time Warner Cable
6.750%, 07/01/2018	2,025	1,891
Verizon Communications
5.250%, 04/15/2013	6,900	6,651
Vodafone Group
5.625%, 02/27/2017	2,000	1,778
		34,005
Consumer Cyclical - 3.0%
American Honda Finance
Series MTN
4.625%, 04/02/2013 ■	3,660	3,387
Home Depot
5.875%, 12/16/2036	1,775	1,248
McDonald's
Series MTN
5.350%, 03/01/2018	1,740	1,684
Quest Diagnostic
5.125%, 11/01/2010	3,490	3,520
Target
5.125%, 01/15/2013	6,025	6,046
Whirlpool
Series MTN
5.500%, 03/01/2013	3,510	3,432
Yum! Brands
8.875%, 04/15/2011	2,740	2,952
		22,269
Consumer Non Cyclical - 4.8%
AmerisourceBergen
5.625%, 09/15/2012	2,000	1,937
Cardinal Health
6.750%, 02/15/2011	2,500	2,565
Covidien International
5.450%, 10/15/2012	2,240	2,199
General Mills
5.700%, 02/15/2017	4,410	4,273
Glaxosmithkline Capital
4.850%, 05/15/2013	2,900	2,847
Kellogg
5.125%, 12/03/2012	3,315	3,306
Kraft Foods
6.500%, 08/11/2017	3,800	3,656
Philip Morris
4.875%, 05/16/2013	5,000	4,928
Schering-Plough
5.550%, 12/01/2013	4,595	4,443
UnitedHealth Group
4.875%, 02/15/2013	2,965	2,834
6.000%, 02/15/2018	2,000	1,809
		34,797
Electric - 2.6%
MidAmerican Energy Holdings
5.875%, 10/01/2012	3,445	3,415
Ohio Power
Series K
6.000%, 06/01/2016	2,100	2,004
Oncor Electric Delivery
6.375%, 01/15/2015	3,140	2,845
Pacific Gas & Electric
5.625%, 11/30/2017	3,250	3,072
PPL Energy Supply
6.300%, 07/15/2013 q	2,000	1,945
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 q■	2,030	1,838
Virginia Electric Power
5.950%, 09/15/2017	3,780	3,597
		18,716
Energy - 3.1%
Canadian National Resources
5.900%, 02/01/2018	1,810	1,593
Encana
5.900%, 12/01/2017	3,250	2,901
Marathon Oil
5.900%, 03/15/2018	1,420	1,261
Nexen
5.650%, 05/15/2017	4,180	3,571
Suncor Energy
6.100%, 06/01/2018	1,275	1,164
Tengizchevroil Finance
6.124%, 11/15/2014 ■	2,874	2,299
Weatherford International
5.950%, 06/15/2012	3,690	3,692
XTO Energy
4.625%, 06/15/2013	3,000	2,814
5.650%, 04/01/2016	3,295	3,079
		22,374
Finance - 3.8%
American Express Centurion
Series BKNT
5.550%, 10/17/2012	2,035	1,880
American Express Credit
Series C
7.300%, 08/20/2013	2,405	2,320
Capital One Financial
6.150%, 09/01/2016	1,775	1,332
CIT Group
5.650%, 02/13/2017	1,195	583
Countrywide Financial
6.250%, 05/15/2016 q	2,395	1,705
Credit Agricole
6.637%, 05/29/2049 r ■	1,635	1,103
General Electric Capital
4.800%, 05/01/2013	6,235	5,687
Series MTN
5.625%, 09/15/2017 q	3,955	3,394
International Lease Finance
6.375%, 03/25/2013	2,635	1,664
Janus Capital Group
6.700%, 06/15/2017	1,620	1,391
Rockies Express Pipeline
6.850%, 07/15/2018 ■	2,000	1,920
SLM
Series MTN
5.400%, 10/25/2011	2,270	1,589
Transcapitalinvest
5.670%, 03/05/2014 ■	4,125	3,366
		27,934
Industrial Other - 0.6%
Johnson Controls
5.250%, 01/15/2011	4,720	4,774

Insurance - 2.3%
Ace INA Holdings
5.700%, 02/15/2017	2,765	2,530
Allied World Assurance
7.500%, 08/01/2016	3,040	2,682
American International Group
8.250%, 08/15/2018 ■	3,000	1,743
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	3,055	2,673
Met Life Global Funding I
5.125%, 04/10/2013 ■	3,730	3,624
Pacific Life Global Funding
5.150%, 04/15/2013 ■	2,205	2,202
ZFS Finance USA Trust V
6.500%, 05/09/2037 r ■	1,530	1,025
		16,479
Natural Gas - 0.6%
Kinder Morgan Energy Partners
5.000%, 12/15/2013	4,560	4,223

Other Utility - 0.2%
American Water Capital
6.085%, 10/15/2017	1,420	1,314

Real Estate - 2.7%
Health Care - REIT
5.875%, 05/15/2015	3,775	3,323
Health Care Properties - REIT
Series MTN
6.300%, 09/15/2016	4,300	3,532
iStar Financial - REIT
5.650%, 09/15/2011	4,005	2,083
Mack-Cali Realty - REIT
7.250%, 03/15/2009	4,500	4,516
Prologis - REIT
5.500%, 04/01/2012	3,080	2,953
Prologis 2006 - REIT
5.750%, 04/01/2016	3,525	3,072
		19,479
Sovereign - 0.2%
United Mexican States
5.625%, 01/15/2017 q	1,400	1,367

Technology - 3.2%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,402
Computer Sciences
6.500%, 03/15/2018 ■	3,490	3,352
Electronic Data Systems
7.125%, 10/15/2009	2,500	2,540
IBM
5.700%, 09/14/2017	5,935	5,749
Jabil Circuit
5.875%, 07/15/2010	4,200	4,032
Motorola
8.000%, 11/01/2011	3,900	3,923
National Semiconductor
6.600%, 06/15/2017	2,930	2,749
		23,747
Transportation - 2.4%
AEP Texas Central
Series A-2
4.980%, 07/01/2013	9,695	9,658
Burlington Northern Santa Fe
5.650%, 05/01/2017	3,485	3,339
Erac USA Finance
6.375%, 10/15/2017 ■	1,445	1,148
Union Pacific
5.750%, 11/15/2017	3,320	3,073
		17,218
Total Corporate Bonds
(Cost $398,879)		353,895

Asset-Backed Securities - 29.7%
Automotive - 6.5%
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	4,205	4,210
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 ■	8,425	7,664
Honda Auto Receivables Owner Trust
Series 2005-5, Class A4
4.690%, 02/15/2011	9,616	9,625
Series 2005-6, Class A4
4.930%, 03/18/2011	7,400	7,398
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	8,654	8,666
Wachovia Auto Owner Trust
Series 2005-B, Class A4
4.840%, 04/20/2011	9,421	9,429
		46,992
Credit Cards - 3.8%
American Express Credit Account Master Trust
Series 2004-3, Class C
2.941%, 12/15/2011 r ■	720	707
American Express Issuance Trust
Series 2005-1, Class C
4.102%, 08/15/2011 r	1,930	1,718
Bank of America Credit Card Trust
Series 2006-C4, Class C4
5.429%, 11/15/2011 r	2,000	1,935
Series 2007-A8, Class A8
5.590%, 11/17/2014	5,865	5,824
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	11,195	11,191
Discover Card Master Trust
Series 2007-C1, Class C1
2.791%, 01/15/2013 r	1,940	1,687
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,530	3,060
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
2.871%, 05/15/2014 r ■&	1,920	1,480
		27,602
Equipment Lease - 0.7%
Caterpillar Financial Asset Trust
Series 2007-A, Class A3A
5.340%, 06/25/2012	5,450	5,424

Home Equity - 0.5%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027 &	37	36
Contimortgage Home Equity Loan Trust
Series 1997-2, Class A9
7.900%, 04/15/2028 &	34	33
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	3,760	3,103
Saxon Asset Securities Trust
Series 2004-1, Class A
2.933%, 03/25/2035 r&	142	110
		3,282
Manufactured Housing - 0.6%
Green Tree Financial
Series 1996-9, Class A5
7.200%, 01/15/2028 &	125	127
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	4,587	4,497
		4,624
Other - 15.5%
Banc of America Commercial Mortgage
Series 2005-5, Class AM
5.176%, 10/10/2045 r	3,370	2,851
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
6.177%, 09/11/2042 r ■	1,470	660
Series 2007-PW15, Class A2
5.205%, 02/11/2044	3,605	3,334
Series 2007-PW18, Class AJ
6.413%, 06/11/2050 r	1,775	1,205
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.096%, 12/10/2049 r	2,145	1,447
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	2,340	2,175
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	5,040	4,885
Series 2004-RS1, Class A
4.018%, 03/03/2041 ■&	2,350	2,001
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 ■	7,390	7,285
Series 2006-1, Class C
5.707%, 02/15/2036 ■	4,420	4,108
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	2,592	2,493
Series 2007-GG11, Class AJ
6.207%, 12/10/2049 r	4,150	2,785
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.560%, 04/10/2038	11,945	11,616
Series 2006-GG8, Class A2
5.479%, 11/10/2039	20,495	19,654
Series 2007-GG10, Class A4
5.993%, 08/10/2045 r	5,490	4,687
Series 2006-RR2, Class A1
5.811%, 06/23/2046 ■&	2,253	1,431
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.500%, 12/15/2044 r	1,230	916
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.128%, 07/12/2038 r	1,455	1,058
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 r	630	468
Series 2005-HQ6, Class C
5.172%, 08/13/2042 r	590	438
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	5,610	5,510
Small Business Administration
Series 2005-P10B, Class 1
4.940%, 08/10/2015	4,792	4,692
Series 2006-P10B, Class 1
5.681%, 08/10/2016	7,904	7,905
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.246%, 12/15/2043	10,280	9,493
Series 2007-C34, Class A2
5.569%, 05/15/2046	7,210	6,685
Series 2007-C34, Class AJ
6.146%, 05/15/2046 r	2,375	1,585
Series 2007-C33, Class AJ
6.100%, 02/15/2051 r	2,315	1,547
		112,914
Utilities - 2.1%
Centerpoint Energy Transition
Series 2008-A, Class A1
4.192%, 02/01/2020	6,260	5,899
PG&E Energy Recovery Funding
Series 2005-1, Class A3
4.140%, 09/25/2012	9,615	9,578
		15,477
Total Asset-Backed Securities
(Cost $228,910)		216,315

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 9.6%
Adjustable Rate r - 4.6%
Countrywide Home Loans
Series 2006-HYB5, Class 3A1A
5.969%, 09/20/2036	6,327	4,507
CS First Boston Mortgage Securities
Series 2003-AR24, Class 2A4
4.258%, 10/25/2033	7,447	7,284
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
2.703%, 07/19/2047	5,613	3,399
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034	294	289
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J, Class 2A5
4.450%, 10/25/2033	11,500	10,867
Series 2004-E, Class A5
3.662%, 05/25/2034	7,398	7,379
		33,725
Fixed Rate - 5.0%
Banc of America Mortgage Securities
Series 2003-6, Class 1A29
4.250%, 08/25/2033	4,590	4,586
Series 2005-5, Class 1A21
5.000%, 06/25/2035	7,898	7,879
BCAP LLC Trust
Series 2006-RR1, Class PB
5.000%, 11/25/2036	4,970	4,591
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	1,873	1,695
Series 2006-19CB, Class A15
6.000%, 08/25/2036	1,959	1,548
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	3,465	3,322
Salomon Brothers Mortgage Securities
Series 1986-1, Class A
6.000%, 12/25/2011 &	25	24
Washington Mutual Mortgage Pass-Through Trust
Series 2007-2, Class 3A1
5.500%, 04/25/2022	3,412	3,029
Wells Fargo Mortgage Backed Securities Trust
Series 2005-3, Class A9
5.500%, 05/25/2035	3,347	2,641
Series 2007-2, Class 1A8
5.750%, 03/25/2037	6,923	6,732
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 & +	30	30
		36,077
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $75,298)		69,802

U.S. Government Agency Mortgage-Backed Securities - 4.3%
Adjustable Rate r - 1.4%
Federal Home Loan Mortgage Corporation Pool
7.400%, 01/01/2028, #786281	834	848
6.422%, 04/01/2029, #847190	1,291	1,323
6.638%, 10/01/2030, #847209	2,960	3,016
6.610%, 05/01/2031, #847161	1,003	1,036
6.595%, 09/01/2033, #847210	2,541	2,596
Federal National Mortgage Association Pool
6.966%, 09/01/2033, #725111	1,741	1,765
		10,584
Fixed Rate - 2.9%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
6.333%, 01/25/2012	4,857	4,920
Federal National Mortgage Association Pool
5.000%, 03/01/2023, #889235 q	8,494	8,439
6.000%, 10/14/2038 «	7,628	7,725
		21,084
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $31,908)		31,668

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 3.8%
Fixed Rate - 3.8%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011	4,653	4,661
Series 2780, Class QC
4.500%, 03/15/2017 q	10,203	10,242
Series 2750, Class HE
5.000%, 02/15/2019	5,930	5,842
Series 1167, Class E
7.500%, 11/15/2021	21	20
Series 1286, Class A
6.000%, 05/15/2022	60	60
Federal National Mortgage Association
Series 2003-4, Class PE
5.000%, 02/25/2018 q	6,805	6,693
Series 1990-89, Class K
6.500%, 07/25/2020	14	15
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $27,054)		27,533

U.S. Government & Agency Securities - 2.2%
U.S. Agency Debentures - 2.0%
Federal Agricultural Mortgage Corporation
5.500%, 07/15/2011 ■	13,900	14,665

U.S. Treasury - 0.2%
U.S. Treasury Note
4.000%, 08/15/2018 q	1,510	1,532
Total U.S. Government & Agency Securities
(Cost $15,379)		16,197

Municipal Bond - 0.2%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016 &
(Cost $1,800)	1,800	1,795

Preferred Stocks - 0.1%	SHARES
Brokerage - 0.1%
Merrill Lynch , Series AAPL	34,300	651

Sovereign - 0.0%
Fannie Mae, Series S q	104,000	227
Total Preferred Stocks
(Cost $3,330)		878

Short-Term Investments - 1.9%
Money Market Fund - 1.3%
First American Prime Obligations Fund, Class Z ±	9,639,428	9,639

U.S. Treasury Obligations - 0.6%	PAR
U.S. Treasury Bills ☐
1.473%, 11/20/2008	1,140	1,138
1.000%, 01/22/2009	2,350	2,343
0.951%, 01/29/2009	70	70
1.053%, 02/05/2009	645	642
		4,193
Total Short-Term Investments
(Cost $13,835)		13,832
Investment Purchased with Proceeds from Securities Lending - 4.9%	SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $35,471)	35,471,245	35,471
Total Investments ◆ - 105.3%
(Cost $831,864)		767,386
Other Assets and Liabilities, Net - (5.3)%		(38,598)
Total Net Assets - 100.0%		$728,788

s
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held fair valued securities disclosed in footnote +.

r	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2008.
q	This security or a portion of this security is out on loan at September 30, 2008. Total loaned securities had a value of $34,266 at September 30, 2008.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2008, the value of these investments was $85,473 or 11.7% of total net assets.

è	Security is in default at September 30, 2008.
&
Illiquid securities - A security is considered illiquid if it may not be sold of disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of September 30, 2008, the value of these investments was $7,067 or 1.0% of total net assets.

				Dates	Cost
	Security	Par		Acquired	Basis
	Amresco Residential Security Mortgage, Series 1997-3, Class A9	$ 37		10/02	$ 38
	Commercial Mortgage Pass -Through Certificates, Series 2004-RS1, Class A	2,350		02/07	2,284
	Contimortgage Home Equity Loan Trust, Series 1997-2, Class A9	34		10/02	35
	Green Tree Financial, Series 1996-9, Class A5	125		04/00	125
	GS Mortgage Securities II, Series 2006-RR2, Class A1	2,253		07/06	2,210
	Salomon Brothers Mortgage Securities, Series 1986-1, Class A	25		08/97	24
	Saxon Asset Securiites Trust, Series 2004-1, Class A	142		01/04	142
	Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B	1,800		06/06	1,800
	Washington Mutual Master Note Trust, Series 2007-C1, Class C1	1,920		08/07	1,835
	Westam Mortgage Financial, Series 11, Class A	30		11/97	29

+	Security is fair valued. As of September 30, 2008, the fair value of this investment was $30 or 0.0% of total net assets.
«	Security purchased on a when-issued basis. On September 30, 2008, the total cost of investments purchased on a when-issued basis was $7,732 or 1.1% of total net assets.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of September 30, 2008.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $796,393.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 1,997
	Gross unrealized depreciation	(66,475)
	Net unrealized depreciation	$ (64,478)

REIT - Real Estate Investment Trust

	Schedule of Open Futures Contracts

		Number of
		Contracts	Notional		Unrealized
		Purchased	Contract	Settlement	Appreciation
	Description	(Sold)	Value	Month	(Depreciation)

	U.S. Treasury 2 Year Note Futures	254	$ 54,213	December 2008	$ 222
	U.S. Treasury 5 Year Note Futures	(555)	(62,290)	December 2008	(142)
	U.S. Treasury 10 Year Note Futures	(166)	(19,028)	December 2008	91
	U.S. Treasury Long Bond Futures	(165)	(19,333)	December 2008	145
					$ 316

	Credit Default Swap Agreements

					Unrealized
		Reference	Buy/Sell	Pay/Receive	Appreciation
	Counterparty	Entity	Protection	Fixed Rate	(Depreciation)

	Bank of America	Lehman Brothers Holdings	Buy	3.430%	$ 2,577
	Credit Suisse First Boston	Dow Jones CDX IG10 Index	Sell	1.550%	(130)
	Deutsche Bank	Dow Jones CDX HVOL9 Index	Sell	1.400%	(613)
	Deutsche Bank	Dow Jones CDX HVOL10 Index	Sell	3.500%	(1,013)
	Deutsche Bank	Dow Jones CDX IG10 Index	Sell	1.550%	(108)
	JPMorgan	Deutsche Bank AG	Buy	0.525%	27
	JPMorgan	Dow Jones CDX IG10 Index	Sell	1.550%	(101)
	JPMorgan	Morgan Stanley	Buy	5.000%	(102)
	UBS	Markit ABX AAA071 Index	Sell	0.090%	239
	UBS	Dow Jones CDX IG10 Index	Sell	1.550%	(147)
					$ 629

	Interest Rate Swap Agreements

		Floating			Unrealized
		Rate	Pay/Receive		Appreciation
	Counterparty	Index	Floating Rate	Fixed Rate	(Depreciation)

	JPMorgan	3-Month LIBOR	Pay	4.135%	$ 32
	JPMorgan	3-Month LIBOR	Pay	3.612%	(268)
	JPMorgan	3-Month LIBOR	Pay	3.958%	242
	UBS	3-Month LIBOR	Pay	2.795%	(182)
	UBS	3-Month LIBOR	Pay	3.343%	(20)
	UBS	3-Month LIBOR	Pay	4.070%	(4)
	UBS	3-Month LIBOR	Pay	3.418%	52
					$ (148)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open - and closed - end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are corporate bonds, asset-backed securities, mortgage-backed securities, convertible bonds, U.S. government and agency securities, U.S. treasury bills, and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

	Investments	Other
	in	Financial
	Securities	Instruments*
Level 1 - Quoted prices in active markets for identical assets	$ 45,988	$ 316
Level 2 - Other significant observable inputs	703,221	481
Level 3 - Significant unobservable inputs	18,177	—
Total	$ 767,386	$ 797

*Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other
	in	Financial
	Securities	Instruments*
Balance as of June 30, 2008	$ 18,713	$ —
Accrued discounts/premiums	—	—
Realized gain (loss)	(3)	—
Change in net unrealized appreciation (depreciation)	(532)	—
Net purchases (sales)	(1)	—
Transfers in and/or out of Level 3	—	—
Balance as of September 30, 2008	$ 18,177	$ —

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.  While uniformity of presentation is the objective of the standard, implementation has just begun and it is likely that there will be a range of practices utilized.  It may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Short Term Bond Fund

DESCRIPTION		PAR	VALUEs

Asset-Backed Securities - 38.7%
Automotive - 9.6%
Bank of America Auto Trust
Series 2008-1A, Class A3A
4.970%, 09/20/2012 ■		$4,000	$3,948
DaimlerChrysler Auto Trust
Series 2006-C, Class A3
5.200%, 07/08/2010		2,671	2,677
Hertz Vehicle Financing
Series 2005-2A, Class A2
4.930%, 02/25/2010 ■		4,550	4,477
Honda Auto Receivables Owner Trust
Series 2007-3, Class A2
5.290%, 01/15/2010		2,513	2,519
JPMorgan Auto Receivables Trust
Series 2007-A, Class A3
5.190%, 02/15/2011 ■		3,500	3,494
Nissan Auto Lease Trust
Series 2006-A, Class A3
5.110%, 03/15/2010		3,568	3,560
Nissan Auto Receivables Owner Trust
Series 2006-B, Class A3
5.160%, 02/15/2010		1,491	1,494
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012		5,921	5,930
World Omni Auto Receivables Trust
Series 2007-B, Class A3A
5.280%, 01/17/2012		1,910	1,901
			30,000

Credit Cards - 8.1%
American Express Credit Account Master Trust
Series 2004-3, Class C
2.941%, 12/15/2011 ■r		300	294
American Express Issuance Trust
Series 2005-1, Class C
2.801%, 08/15/2011 r		905	806
Bank of America Credit Card Trust
Series 2006-C4, Class C4
2.701%, 11/15/2011 r		750	726
Bank One Issuance Trust
Series 2004-B2, Class B2
4.370%, 04/15/2012		1,200	1,175
Capital One Multi-Asset Execution Trust
Series 2008-A1, Class A
3.238%, 11/15/2012		1,265	1,254
Series 2005-A3, Class A3
4.050%, 03/15/2013		5,241	5,171
Citibank Credit Card Issuance Trust
Series 2006-A2, Class A2
4.850%, 02/10/2011		3,557	3,561
Series 2006-A4, Class A4
5.450%, 05/10/2013		5,245	5,243
Discover Card Master Trust
Series 2007-C1, Class C1
2.791%, 01/15/2013 r		885	770
Household Credit Card Master Note Trust I
Series 2006-1, Class A
5.100%, 06/15/2012		4,950	4,862
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
2.871%, 05/15/2014 ■r&		1,855	1,430
			25,292

Equipment Leases - 1.2%
Caterpillar Financial Asset Trust
Series 2006-A, Class A3
5.570%, 05/25/2010		230	230
Series 2007-A, Class A3A
5.340%, 06/25/2012		2,550	2,538
CNH Equipment Trust
Series 2006-B, Class A3
5.200%, 06/15/2010		915	918
			3,686

Home Equity - 1.2%
Citicorp Residential Mortgage Securities Trust
Series 2006-1, Class A1
5.956%, 07/25/2036		458	455
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034		2,133	1,760
Equivantage Home Equity Loan Trust
Series 1996-1, Class A
6.550%, 10/25/2025 &		38	32
Series 1996-4, Class A
7.250%, 01/25/2028 &		229	189
IMC Home Equity Loan Trust
Series 1998-3, Class A7
6.720%, 08/20/2029 &		1,534	1,436
			3,872

Manufactured Housing - 1.9%
Green Tree Financial
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■		930	898
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018		1,363	1,336
Series 2005-B, Class A2
5.247%, 12/15/2018		3,765	3,762
			5,996

Other - 15.7%
Banc of America Commercial Mortgage
Series 2004-4, Class A2
4.041%, 07/10/2042		2,441	2,419
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP6, Class A1
5.920%, 10/15/2036		1,777	1,771
Series 2007-PW18, Class AJ
6.413%, 06/11/2050 r		730	496
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049		1,385	1,288
Commercial Mortgage Pass-Through Certificates
Series 2004-RS1, Class A
4.018, 03/03/2041 ■&		1,242	1,058
GE Capital Commercial Mortgage Corporation
Series 2001-2, Class A2
5.850%, 08/11/2033		3,154	3,142
Series 2001-3, Class A2
6.070%, 06/10/2038		3,250	3,216
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 ■		6,380	6,290
Series 2006-1, Class C
5.707%, 02/15/2036 ■		2,750	2,556
GMAC Commercial Mortgage Securities
Series 1999-C1, Class A2
6.175%, 05/15/2033		2,384	2,378
Series 2004-C1, Class A2
4.100%, 03/10/2038		4,000	3,927
Greenwich Capital Commercial Funding
Series 2005-GG5, Class A2
5.117%, 04/10/2037		12,390	12,135
GS Mortgage Securities II
Series 2004-C1, Class A1
3.659%, 10/10/2028		1,151	1,140
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB3, Class A2
6.044%, 11/15/2035		2,733	2,727
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027		260	259
Series 2004-C2, Class A1
2.946%, 03/15/2029		4,262	4,223
			49,025

Utilities - 1.0%
Oncor Electric Delivery Transition Bond Company
Series 2003-1, Class A2
4.030%, 02/15/2012		1,669	1,663
PG&E Energy Recovery Funding
Series 2005-1, Class A2
3.870%, 06/25/2011		1,264	1,261
Public Service New Hampshire Funding
Series 2001-1, Class A2
5.730%, 11/01/2010		275	276
			3,200

Total Asset-Backed Securities
(Cost $125,905)			121,071

Corporate Bonds - 22.8%
Banking - 5.3%
Bank of America
7.800%, 02/15/2010 q		2,500	2,457
Bank One
7.875%, 08/01/2010		2,700	2,768
Citigroup
4.125%, 02/22/2010		2,000	1,846
Credit Suisse
4.875%, 08/15/2010 q		1,500	1,491
HSBC Finance
6.750%, 05/15/2011		2,345	2,357
Popular North America
3.875%, 10/01/2008		2,925	2,925
Wells Fargo
4.625%, 08/09/2010		2,750	2,739
			16,583

Basic Industry - 0.3%
Georgia-Pacific
8.125%, 05/15/2011		500	495
Vedanta Resources
9.500%, 07/18/2018 ■		495	420
			915

Brokerage - 1.9%
Goldman Sachs Group
6.875%, 01/15/2011		3,000	2,868
Lehman Brothers Holdings
Series MTN
5.750%, 07/18/2011è		2,600	325
Merrill Lynch
5.450%, 02/05/2013		1,250	1,126
Morgan Stanley
4.000%, 01/15/2010 q		2,000	1,640
			5,959

Communications - 2.7%
AT&T
7.300%, 11/15/2011		1,500	1,558
Comcast Cable Communications
6.875%, 06/15/2009		2,305	2,327
DirecTV Holdings
7.625%, 05/15/2016 ■		360	326
Time Warner Cable
5.400%, 07/02/2012		1,250	1,189
Verizon New England
6.500%, 09/15/2011		1,500	1,487
Vodafone Airtouch
7.750%, 02/15/2010		1,500	1,546
			8,433

Consumer Cyclical - 1.9%
Harrah's Operating Company
5.500%, 07/01/2010		2,000	1,500
MGM Mirage
6.625%, 07/15/2015		715	497
Quest Diagnostic
5.125%, 11/01/2010		1,990	2,007
Rite Aid
7.500%, 03/01/2017		180	137
Royal Caribbean Cruises
7.000%, 06/15/2013		515	443
Yum! Brands
8.875%, 04/15/2011		1,260	1,357
			5,941

Consumer Non Cyclical - 3.2%
AmerisourceBergen
5.625%, 09/15/2012		1,000	968
Cardinal Health
6.750%, 02/15/2011		1,250	1,282
Constellation Brands
7.250%, 05/15/2017		390	359
Covidien International
5.150%, 10/15/2010		3,000	3,040
Kraft Foods
5.625%, 11/01/2011 q		1,500	1,506
Smithfield Foods
7.000%, 08/01/2011		320	278
UnitedHealth Group
3.750%, 02/10/2009		2,500	2,478
			9,911

Electric - 1.1%
Arizona Public Service
6.375%, 10/15/2011		2,000	1,997
MidAmerican Energy Holdings
5.875%, 10/01/2012		1,555	1,542
			3,539

Finance - 1.8%
American Express Travel
5.250%, 11/21/2011 ■		2,450	2,338
Ameriprise Financial
5.350%, 11/15/2010		1,000	982
CIT Group
5.650%, 02/13/2017		100	49
ILFC E-Capital Trust I
5.900%, 12/21/2065 ■r		1,000	302
International Lease Finance
5.000%, 04/15/2010 q		2,525	1,870
			5,541

Insurance - 0.8%
Allstate Life Global Funding
Series MTN
4.250%, 02/26/2010 q		2,500	2,485

Natural Gas - 0.5%
Consolidated Natural Gas
Series C
6.250%, 11/01/2011		1,575	1,589

Real Estate - 0.5%
iStar Financial - REIT
6.000%, 12/15/2010		2,500	1,494

Sovereign - 0.4%
Australian Government
5.250%, 03/15/2019 Þ	AUD	1,800	1,406

Technology - 2.3%
Chartered Semiconductor
5.750%, 08/03/2010		$1,500	1,402
Electronic Data Systems
7.125%, 10/15/2009		2,000	2,032
First Data
9.875%, 09/24/2015 ■		250	196
Jabil Circuit
5.875%, 07/15/2010		2,295	2,203
Motorola
8.000%, 11/01/2011		1,200	1,207
NXP BV/NXP Funding
9.500%, 10/15/2015 q		160	83
			7,123

Transportation - 0.1%
Hertz
8.875%, 01/01/2014		345	298

Total Corporate Bonds
(Cost $78,923)			71,217

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 16.8%
Adjustable Rate - 9.4% r
Banc of America Mortgage Securities
Series 2004-F, Class 2A6
4.191%, 07/25/2034		3,000	2,954
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.862%, 09/25/2035		2,785	2,437
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
2.653%, 12/20/2046		4,650	2,824
Countrywide Home Loans
Series 2004-2, Class 2A1
5.296%, 02/25/2034		577	537
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.903%, 01/25/2035		2,026	1,485
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
4.810%, 03/19/2037		4,795	2,947
Series 2007-4, Class 2A1
5.540%, 07/19/2047		2,670	1,617
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.444%, 03/25/2035		691	492
JPMorgan Mortgage Trust
Series 2004-A1, Class 3A1
5.090%, 02/25/2034		1,594	1,406
Series 2006-A7, Class 3A4
5.962%, 01/25/2037		753	590
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034		232	228
Washington Mutual
Series 2004-AR7, Class A6
3.963%, 07/25/2034		5,000	4,971
Series 2007-HY2, Class 3A2
5.952%, 09/25/2036		831	546
Wells Fargo Mortgage Backed Securities Trust
Series 2004-E, Class A5
3.662%, 05/25/2034		4,818	4,806
Series 2005-AR10, Class 2A5
4.111%, 06/25/2035		1,486	1,452
			29,292

Fixed Rate - 7.4%
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035		2,315	2,188
Countrywide Alternative Loan Trust
Series 2006-19CB, Class A15
6.000%, 08/25/2036		2,346	1,854
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■		2,438	2,337
First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019		304	302
GMAC Commercial Mortgage Securities
Series 2003-C2, Class A2
5.666%, 05/10/2040		3,500	3,335
Master Alternative Loans Trust
Series 2004-13, Class 10A1
8.000%, 01/25/2035		706	637
Residential Accredit Loans
Series 2006-QS4, Class A9
6.000%, 04/25/2036		2,878	2,292
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR10, Class 5A2
5.607%, 07/25/2036		3,607	3,339
Series 2006-AR14, Class 2A3
6.132%, 10/25/2036		5,639	4,364
Series 2007-2, Class 1A8
5.750%, 03/25/2037		2,614	2,542
			23,190

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $56,924)			52,482

U.S. Government Agency Mortgage-Backed Securities - 8.3%
Adjustable Rate - 6.2% r
Federal Home Loan Mortgage Corporation Pool
7.250%, 12/01/2026, #756591		707	723
6.983%, 01/01/2029, #846946		463	473
7.045%, 10/01/2029, #786853		283	289
7.222%, 04/01/2030, #972055		341	351
6.803%, 05/01/2030, #847014		303	307
6.216%, 06/01/2031, #847367		197	198
7.020%, 08/01/2032, #847331		2,642	2,692
7.078%, 09/01/2032, #847652		1,577	1,606
7.106%, 10/01/2032, #847063		243	248
4.223%, 05/01/2033, #780456		1,088	1,100
Federal National Mortgage Association Pool
7.008%, 11/01/2025, #433988		679	686
6.991%, 10/01/2030, #847241		1,860	1,888
6.118%, 06/01/2031, #625338		360	369
6.912%, 12/01/2031, #535363		1,677	1,736
7.103%, 03/01/2032, #545791		53	54
7.110%, 05/01/2032, #634948		146	148
7.176%, 05/01/2032, #545717		419	430
4.476%, 10/01/2032, #661645		152	152
4.703%, 12/01/2032, #671884		358	363
7.172%, 04/01/2034, #775389		221	223
4.258%, 07/01/2034, #795242		3,410	3,395
7.172%, 08/01/2036, #555369		294	303
Government National Mortgage Association Pool
5.750%, 08/20/2021, #8824		169	172
5.750%, 07/20/2022, #8006		218	221
5.750%, 09/20/2025, #8699		120	121
5.375%, 04/20/2026, #8847		98	99
5.750%, 08/20/2027, #80106		33	34
6.375%, 01/20/2028, #80154		54	54
5.375%, 05/20/2029, #80283		186	188
5.875%, 11/20/2030, #80469		231	234
5.375%, 04/20/2031, #80507		112	113
5.500%, 08/20/2031, #80535		350	354
6.500%, 02/20/2032, #80580		88	90
			19,414

Fixed Rate - 2.1%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.837%, 01/25/2012		2,698	2,733
Federal National Mortgage Association Pool
5.500%, 05/01/2012, #254340		614	621
5.000%, 03/01/2013, #254682		413	416
4.000%, 12/01/2013, #255039		2,986	2,948
			6,718

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $26,253)			26,132

U.S. Government & Agency Securities - 5.1%
U.S. Agency Debentures - 2.0%
Federal Home Loan Bank
2.750%, 06/18/2010 q		6,375	6,316
U.S. Treasuries - 3.1%
U.S. Treasury Notes
2.375%, 04/15/2011 qt		6,565	6,640
4.125%, 08/31/2012 q		2,795	2,946
			9,586
Total U.S. Government & Agency Securities
(Cost $16,142)			15,902

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 4.2%
Fixed Rate - 4.2%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011		3,346	3,352
Series 2780, Class QC
4.500%, 03/15/2017 q		5,000	5,019
Series 1022, Class J
6.000%, 12/15/2020		31	31
Series 2738, Class UA
3.570%, 12/15/2023		1,251	1,249
Series 2589, Class GK
4.000%, 03/15/2026		542	542
Federal National Mortgage Association
Series 1992-150, Class MA
5.500%, 09/25/2022		86	87
Series 2004-90, Class GA
4.350%, 03/25/2034		2,937	2,900
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $12,965)			13,180

Short-Term Investments - 3.6%
Money Market Fund - 3.0%		SHARES
First American Prime Obligations Fund, Class Z ±		9,415,576	9,416

U.S. Treasury Obligations - 0.6%
U.S. Treasury Bills ☐		PAR
1.652%, 10/09/2008		$605	605
1.445%, 11/20/2008		405	404
1.000%, 01/22/2009		590	588
0.952%, 01/29/2009		110	109
1.053%, 02/05/2009		290	289
			1,995

Total Short-Term Investments
(Cost $11,412)			11,411

Investment Purchased with Proceeds from Securities Lending - 7.5%		SHARES
Mount Vernon Securities Lending Prime Portfolio †		23,296,198	23,296
(Cost $23,296)

Total Investments ◆ - 107.0%
(Cost $351,820)			334,691
Other Assets and Liabilities, Net - (7.0%)			(21,850)
Total Net Assets - 100.0%			$312,841

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held no fair valued securities.

■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2008, the value of these investments was $30,364 or 9.7% of total net assets.

r	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2008.
&
Illiquid securities - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2008, the value of these investments was $4,145 or 1.3% of total net assets:

			Dates
	Security	Par	Acquired	Cost Basis
	Commericial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A	$1,242	02/07	$ 1,208
	Equivantage Home Equity Loan Trust, Series 1996-1, Class A	38	02/99	38
	Equivantage Home Equity Loan Trust, Series 1996-4, Class A	229	01/00	225
	IMC Home Equity Loan Trust, Series 1998-3, Class A7	1,534	10/02	1,614
	Washington Mutual Master Note Trust, Series 2007-C1, Class C1	1,855	08/07	1,773

q	This security or a portion of this security is out on loan at September 30, 2008. Total loaned securities had a value of $22,702 at September 30, 2008.
è	Security is in default at September 30, 2008.
Þ	Foreign denominated security values are stated in U.S. dollars. Principal amounts are in U.S. dollars unless otherwise noted.
t
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of September 30, 2008.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $328,524. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 948
	Gross unrealized depreciation	(18,077)
	Net unrealized depreciation	$ (17,129)

REIT - Real Estate Investment Trust

	Schedule of Open Futures Contracts

		Number of
		Contracts	Notional		Unrealized
		Purchased	Contract	Settlement	Appreciation
	Description	(Sold)	Value	Month	(Depreciation)

	Australian Dollar Currency Futures	(17)	$ (1,341)	December 2008	$ 14
	British Pounds Currency Futures	7	781	December 2008	(17)
	Canadian Dollar Currency Futures	16	1,508	December 2008	(8)
	Euro-Bund Futures	28	4,536	December 2008	13
	Euro Currency Futures	12	2,120	December 2008	(3)
	Swiss Franc Currency Futures	12	1,344	December 2008	(29)
	U.S. Treasury 2 Year Note Futures	270	57,628	December 2008	279
	U.S. Treasury 5 Year Note Futures	(232)	(26,038)	December 2008	(63)
	U.S. Treasury 10 Year Note Futures	(113)	(12,953)	December 2008	85
	U.S. Treasury Long Bond Futures	(30)	(3,515)	December 2008	45
					$ 316

	Credit Default Swap Agreements

							Unrealized
		Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
	Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

	Bank of America	Lehman Brothers Holdings	Buy	3.430%	09/20/2013	$ 2,270	$ 1,918
	Credit Suisse First Boston	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2013	3,247	(27)
	Deutsche Bank	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	4,400	(267)
	Deutsche Bank	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2013	4,723	(41)
	Deutsche Bank	Dow Jones CDX HVOL10 Index	Sell	3.500%	06/20/2013	6,600	(368)
	JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	700	23
	JPMorgan	Dow Jones CDX HY9 Index	Sell	3.750%	12/20/2012	1,683	(60)
	JPMorgan	Dow Jones CDX IG7 Index	Sell	0.250%	12/20/2009	25,000	(612)
	JPMorgan	Dow Jones iTRAXX Asia ex-Japan Index	Sell	6.500%	06/20/2013	600	(19)
	UBS	Markit ABX AAAO71 Index	Sell	0.090%	08/25/2037	1,900	97
	UBS	Dow Jones CDX HY10 Index	Sell	5.000%	06/20/2013	1,400	(60)
	UBS	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2013	8,216	(72)
	UBS	Dow Jones iTRAXX Asia ex-Japan Index	Sell	6.500%	06/20/2013	2,700	(140)
	UBS	Korea Government International Bond	Buy	1.050%	09/20/2015	1,400	65
							$ 437

	Interest Rate Swap Agreements

		Floating					Unrealized
		Rate	Pay/Receive		Expiration	Notional	Appreciation
	Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)

	JPMorgan	3-Month LIBOR	Pay	3.958%	06/17/2010	$ 8,000	$ 92
	JPMorgan	3-Month LIBOR	Pay	3.612%	09/19/2013	6,000	(124)
	UBS	3-Month LIBOR	Pay	2.795%	04/18/2010	8,000	(69)
	UBS	3-Month LIBOR	Pay	3.418%	05/30/2010	9,000	22
	UBS	3-Month LIBOR	Pay	3.343%	07/18/2010	16,000	(8)
	UBS	3-Month LIBOR	Pay	5.180%	08/02/2010	9,000	289
							$ 202

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open - and closed - end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are corporate bonds, asset-backed secirities, mortgage-backed securities, convertible bonds, U.S. government and agency securities, U.S. treasury bills, and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

	Investments	Other
	in	Financial
	Securities	Instruments*
Level 1 - Quoted prices in active markets for identical assets	$ 32,712	$ 316
Level 2 - Other significant observable inputs	289,738	639
Level 3 - Significant unobservable inputs	12,241	—
Total	$ 334,691	$ 955

*Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other
	in	Financial
	Securities	Instruments*
Balance as of June 30, 2008	$ 12,409	$ —
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in net unrealized appreciation (depreciation)	(61)	—
Net purchases (sales)	(107)	—
Transfers in and/or out of Level 3	—	—
Balance as of September 30, 2008	$ 12,241	$ —

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.  While uniformity of presentation is the objective of the standard, implementation has just begun and it is likely that there will be a range of practices utilized.  It may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Total Return Bond Fund

DESCRIPTION		PAR	VALUEs

Corporate Bonds - 43.5%
Banking - 9.7%
Bank of America
5.750%, 12/01/2017		$5,460	$4,630
5.650%, 05/01/2018		2,110	1,777
8.000%, 12/29/2049 r		13,795	10,924
Citigroup
6.125%, 05/15/2018		5,360	4,438
6.875%, 03/05/2038		2,550	2,086
8.400%, 04/29/2049 r		11,755	8,001
Citigroup Capital XXI
8.300%, 12/21/2057 r		7,520	5,603
Fifth Third Bancorp
6.250%, 05/01/2013		3,480	2,958
HSBC Holdings
6.800%, 06/01/2038		4,520	3,827
JPMorgan Chase
6.000%, 01/15/2018 q		3,100	2,827
Series 1
7.900%, 04/29/2049 r		15,535	13,079
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036		3,870	2,845
Lloyds
6.267%, 12/31/2049 ■r		3,260	2,442
National City Preferred Capital Trust I
12.000%, 12/29/2049r		2,060	719
PNC Financial Services
8.250%, 05/29/2049r		3,510	3,287
UBS Preferred Funding Trust V
6.243%, 05/29/2049 r		4,265	3,286
Wachovia
5.750%, 06/15/2017		2,775	2,082
5.750%, 02/01/2018		1,315	986
7.980%, 02/28/2049 r		4,510	1,885
Wells Fargo
5.625%, 12/11/2017		2,140	1,967
Wells Fargo Capital X
5.950%, 12/15/2036		945	779
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 r		13,650	11,903
Wells Fargo Capital XV
9.750%, 12/29/2049		1,040	1,009
			93,340
Basic Industry - 3.6%
Arcelormittal
5.375%, 06/01/2013 ■		4,645	4,388
6.125%, 06/01/2018 ■		3,780	3,349
Berry Plastics
7.541%, 02/15/2015 r		1,750	1,558
Braskem Finance
7.250%, 06/05/2018 ■Æ		3,380	3,076
Celulosa Arauco Y Constitucion
8.625%, 08/15/2010		1,500	1,577
Evraz Group
8.250%, 11/10/2015 q■Æ		1,425	1,026
9.500%, 04/24/2018 ■Æ		1,845	1,328
FMG Finance
10.000%, 09/01/2013 ■Æ		1,185	1,138
Freeport-McMoran Copper & Gold
8.375%, 04/01/2017		1,745	1,719
Georgia-Pacific
7.125%, 01/15/2017 ■		1,200	1,071
Griffin Coal Mining
9.500%, 12/01/2016 ■Æ		1,410	902
International Paper
8.700%, 06/15/2038		1,545	1,548
Noble Group Limited
6.625%, 03/17/2015 ■Æ		1,665	1,218
Nova Chemicals
6.500%, 01/15/2012 Æ		1,995	1,776
Rio Tinto Financial U.S.A.
6.500%, 07/15/2018		2,325	2,199
Southern Copper
7.500%, 07/27/2035		1,265	1,170
Teck Cominco Limited
6.125%, 10/01/2035		1,575	1,188
U.S. Steel
7.000%, 02/01/2018		2,250	2,031
Vale Overseas
6.250%, 01/11/2016		1,020	975
Vedanta Resources
9.500%, 07/18/2018 ■Æ		1,705	1,447
			34,684
Brokerage - 4.2%
Bear Stearns
7.250%, 02/01/2018		4,385	4,220
Goldman Sachs Capital II
5.793%, 12/29/2049 r		8,975	3,943
Goldman Sachs Group
6.150%, 04/01/2018		8,140	6,769
6.750%, 10/01/2037		6,085	4,062
Lehman Brothers Holdings
Series MTN
5.625%, 01/24/2013 w		3,325	416
Merrill Lynch
5.450%, 02/05/2013		3,490	3,144
6.050%, 05/16/2016		6,235	5,087
Morgan Stanley
5.375%, 10/15/2015		3,895	2,414
Series MTN
6.625%, 04/01/2018		15,245	10,089
			40,144
Capital Goods - 0.5%
Martin Marietta Material
6.600%, 04/15/2018		850	786
Siemens Financiering
6.125%, 08/17/2026 ■		1,350	1,237
USG
8.000%, 01/15/2018		3,450	2,743
			4,766
Communications - 3.1%
AT&T
6.300%, 01/15/2038		1,290	1,068
British Sky Broadcasting
6.100%, 02/15/2018 ■		3,700	3,546
British Telecom
5.950%, 01/15/2018		3,550	3,148
Comcast
5.300%, 01/15/2014		2,705	2,479
6.300%, 11/15/2017		4,235	3,894
Deutsche Telekom
6.750%, 08/20/2018		3,585	3,323
DirecTV Holdings
7.625%, 05/15/2016 ■		1,265	1,145
Embarq
7.082%, 06/01/2016		1,545	1,252
News America
6.650%, 11/15/2037		2,100	1,761
Rogers Communications
6.800%, 08/15/2018		1,870	1,769
Time Warner Cable
7.300%, 07/01/2038		3,235	2,878
Verizon Communications
6.900%, 04/15/2038		3,620	3,209
Vimpelcom
8.250%, 05/23/2016 ■Æ		550	391
			29,863
Consumer Cyclical - 2.2%
CVS Caremark
6.302%, 06/01/2037r		2,660	2,124
Galaxy Entertainment
9.875%, 12/15/2012 ■Æ&		575	391
Home Depot
5.875%, 12/16/2036		1,540	1,083
Lippo Karawaci Finance
8.875%, 03/09/2011 Æ		1,075	956
Marfrig Overseas
9.625%, 11/16/2016 ■Æ		1,260	1,008
McDonald's
Series MTN
5.350%, 03/01/2018		2,695	2,608
Rite Aid
7.500%, 03/01/2017		1,100	836
Royal Caribbean Cruises
7.000%, 06/15/2013 Æ		1,735	1,492
Shimao Property Holdings
8.000%, 12/01/2016 ■Æ&		1,110	575
Target
7.000%, 01/15/2038		3,875	3,646
Viacom
6.875%, 04/30/2036		1,975	1,583
Wal-Mart Stores
6.200%, 04/15/2038		2,205	2,011
Whirlpool
Series MTN
5.500%, 03/01/2013		3,165	3,095
			21,408
Consumer Non Cyclical - 2.6%
AmerisourceBergen
5.625%, 09/15/2012		2,000	1,937
Cardinal Health
6.750%, 02/15/2011		2,500	2,565
Constellation Brands
7.250%, 05/15/2017		2,000	1,840
Covidien International
6.550%, 10/15/2037		3,035	2,918
Fisher Scientific International
6.750%, 08/15/2014		785	768
Glaxosmithkline Capital
4.850%, 05/15/2013		4,460	4,379
HCA
9.250%, 11/15/2016		1,215	1,182
Kraft Foods
6.500%, 08/11/2017		5,100	4,907
Smithfield Foods
7.000%, 08/01/2011		2,200	1,914
UnitedHealth Group
6.875%, 02/15/2038		1,970	1,734
Vitro
9.125%, 02/01/2017Æ		1,040	676
			24,820
Electric - 1.8%
Dynegy Holdings
7.750%, 06/01/2019		1,385	1,108
Energy Future Holdings
10.875%, 11/01/2017 ■		2,480	2,238
ISA Capital Brasil
8.800%, 01/30/2017 q■Æ		1,400	1,344
MidAmerican Energy Holdings
6.125%, 04/01/2036		2,630	2,212
Ohio Power
Series K
6.000%, 06/01/2016		1,685	1,608
Oncor Electric Delivery
7.000%, 05/01/2032		2,210	1,763
Pacific Gas & Electric
6.050%, 03/01/2034		1,590	1,403
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 q■		2,455	2,223
Transalta
6.650%, 05/15/2018		2,305	2,176
Virginia Electric Power
5.950%, 09/15/2017		1,550	1,475
			17,550
Energy - 2.1%
Canadian National Resources
5.900%, 02/01/2018		2,590	2,280
Encana
6.500%, 02/01/2038		1,495	1,206
Lukoil International Finance
6.356%, 06/07/2017 ■		670	509
6.656%, 06/07/2022 ■		2,585	1,732
Marathon Oil
5.900%, 03/15/2018		1,175	1,043
Mariner Energy
7.500%, 04/15/2013		1,530	1,354
Nexen
6.400%, 05/15/2037		2,240	1,773
Petro-Canada
6.800%, 05/15/2038		2,120	1,680
Pioneer Natural Resource
6.650%, 03/15/2017		1,620	1,444
Suncor Energy
6.100%, 06/01/2018		1,700	1,552
Tengizchevroil Finance
6.124%, 11/15/2014 ■		1,161	929
Tesoro
6.625%, 11/01/2015		1,315	1,072
Weatherford International
7.000%, 03/15/2038		1,260	1,093
Whiting Petroleum
7.000%, 02/01/2014		1,650	1,402
XTO Energy
6.375%, 06/15/2038		1,640	1,339
			20,408
Finance - 3.6%
American Express Credit
Series C
7.300%, 08/20/2013		3,245	3,130
Capital One Financial
6.150%, 09/01/2016 r		2,265	1,700
CIT Group
5.650%, 02/13/2017		850	415
Countrywide Financial
6.250%, 05/15/2016 q		5,885	4,190
Credit Agricole
6.637%, 05/29/2049 ■r		2,190	1,477
General Electric Capital
5.625%, 05/01/2018		12,825	10,841
Series MTN
5.875%, 01/14/2038		1,400	1,032
ILFC E-Capital Trust I
5.900%, 12/21/2065 ■r		2,815	849
International Lease Finance
6.375%, 03/25/2013		2,615	1,651
Janus Capital Group
6.700%, 06/15/2017		1,700	1,460
Rockies Express Pipeline
7.500%, 07/15/2038 ■		1,760	1,641
RSHB Capital
7.750%, 05/29/2018 ■		2,120	1,609
SLM
Series MTN
5.400%, 10/25/2011		1,935	1,354
Transcapitalinvest
5.670%, 03/05/2014 ■		3,490	2,848
			34,197
Insurance - 2.0%
Allied World Assurance
7.500%, 08/01/2016		3,070	2,709
American International Group
8.175%, 05/15/2058 ■r		5,405	866
Chubb
5.750%, 05/15/2018		4,440	4,114
Genworth Financial
Series MTN
6.515%, 05/22/2018		2,640	2,168
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019		3,275	2,865
Liberty Mutual Group
7.000%, 03/15/2037 ■r		1,705	1,202
MetLife Capital Trust IV
7.875%, 12/15/2037 ■		2,220	1,521
ZFS Finance USA Trust V
6.500%, 05/09/2037 ■r		5,495	3,682
			19,127
Natural Gas - 0.6%
Enterprise Products
8.375%, 08/01/2066		860	797
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038		1,920	1,646
NGPL Pipeco
7.119%, 12/15/2017 ■		1,585	1,504
Southern Union
7.200%, 11/01/2066		545	400
Transport De Gas Del Sur
7.875%, 05/14/2017 ■Æ		1,250	888
			5,235
Other Utility - 0.2%
American Water Capital
6.085%, 10/15/2017		1,730	1,600

Real Estate - 1.0%
Greentown China Holdings - REIT
9.000%, 11/08/2013 ■Æ&		1,685	977
Health Care Properties - REIT
Series MTN
6.300%, 09/15/2016		5,200	4,271
iStar Financial - REIT
8.625%, 06/01/2013		3,380	1,758
Prologis 2006 - REIT
5.750%, 04/01/2016		3,395	2,958
			9,964
Sovereigns - 3.4%
Australian Government
5.250%, 03/15/2019 Þ	AUD	6,600	5,154
U.K. Government Treasury
5.250%, 06/07/2012 Þ	GBP	10,800	19,907
United Kingdom Gilt Treasury
4.750%, 03/07/2020 Þ	GBP	4,400	7,910
			32,971
Technology - 2.1%
Amkor Technologies
9.250%, 06/01/2016		$1,195	1,004
Celestica
7.875%, 07/01/2011 qÆ		1,840	1,785
Chartered Semiconductor
6.375%, 08/03/2015 Æ		590	484
Computer Sciences
6.500%, 03/15/2018 ■		2,485	2,387
First Data
9.875%, 09/24/2015 ■		570	447
IBM
5.700%, 09/14/2017		5,205	5,042
Jabil Circuit
5.875%, 07/15/2010		3,035	2,914
LG Electronics
5.000%, 06/17/2010 ■&		785	776
National Semiconductor
6.600%, 06/15/2017		3,245	3,044
NXP BV/NXP Funding
9.500%, 10/15/2015 qÆ		1,215	626
Seagate Technology
6.375%, 10/01/2011 Æ		1,810	1,778
			20,287
Transportation - 0.8%
BLT Finance BV
7.500%, 05/15/2014 ■Æ&		1,450	812
Canadian Pacific Railroad
6.500%, 05/15/2018		4,880	4,602
Erac USA Finance
6.375%, 10/15/2017 ■		1,915	1,522
Ultrapetrol
9.000%, 11/24/2014Æ&		750	682
			7,618
Total Corporate Bonds
(Cost $502,808)			417,982

U.S. Government Agency Mortgage-Backed Securities - 23.4%
Adjustable Rate r - 2.2%
Federal Home Loan Mortgage Corporation Pool
6.696%, 10/01/2029, #1L0117		839	859
6.507%, 07/01/2030, #847240		929	945
5.682%, 05/01/2033, #847411		630	640
5.771%, 07/01/2036, #1K1238		2,717	2,774
Federal National Mortgage Association Pool
5.998%, 09/01/2033, #725553		384	391
5.262%, 11/01/2034, #735054 q		1,464	1,444
6.939%, 01/01/2035, #745548		866	888
5.310%, 12/01/2035, #850865 q		5,551	5,623
5.624%, 08/01/2037, #888612		7,951	8,074
			21,638
Fixed Rate - 21.2%
Federal Home Loan Mortgage Corporation Pool
6.500%, 07/01/2031, #A17212		2,298	2,377
7.000%, 08/01/2037, #H09059		5,157	5,362
Federal National Mortgage Association Pool
5.500%, 12/01/2018, #735575		1,294	1,319
5.000%, 10/01/2019		2,130	2,115
5.500%, 02/01/2025, #255628		2,291	2,300
5.500%, 10/01/2025, #255956		11,202	11,234
5.500%, 03/01/2027, #256640		8,333	8,349
6.000%, 08/01/2027, #256852		4,631	4,707
6.000%, 04/01/2032, #745101 q		798	811
5.500%, 06/01/2033, #843435		973	974
5.500%, 10/01/2033, #555800		3,008	3,008
5.500%, 11/01/2033, #555967		5,528	5,529
5.000%, 03/01/2034, #725205		1,105	1,081
5.000%, 03/01/2034, #725250		998	975
6.000%, 03/01/2034, #745324 q		1,566	1,595
5.500%, 04/01/2034, #725424		2,638	2,638
5.000%, 05/01/2034, #255189		6,363	6,214
5.000%, 05/01/2034, #725456		986	963
5.500%, 08/01/2034, #745563		1,820	1,820
5.500%, 09/01/2034, #725773		1,697	1,696
6.000%, 04/01/2035, #735503		2,761	2,810
5.500%, 05/01/2035, #735500		24,275	24,241
5.500%, 09/01/2035, #842230		2,046	2,043
5.500%, 10/01/2035, #735899 q		2,466	2,464
6.000%, 01/01/2036, #831215		2,585	2,622
6.000%, 01/01/2036, #852347		2,535	2,570
6.500%, 04/01/2036, #831377		1,194	1,226
6.500%, 04/01/2036, #852909		716	735
6.500%, 07/01/2036, #831683 q		1,792	1,840
6.500%, 08/01/2036, #893318 q		1,677	1,721
6.500%, 09/01/2036, #831799 q		5,421	5,565
6.500%, 09/01/2036, #897129 q		13,400	13,755
6.000%, 11/01/2036, #870962		6,929	7,026
6.000%, 11/01/2036, #902786		4,796	4,863
5.500%, 01/01/2037, #906059		5,110	5,100
6.000%, 09/01/2037, #256890 q		2,689	2,701
5.500%, 10/14/2038 «		23,595	23,529
6.000%, 10/14/2038 «		32,775	33,195
			203,073
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $223,493)			224,711

Asset-Backed Securities - 18.5%
Automotive - 0.7%
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 ■		7,690	6,995

Credit Cards - 1.7%
American Express Issuance Trust
Series 2005-1, Class C
2.801%, 08/15/2011 r		2,250	2,003
Bank of America Credit Card Trust
Series 2006-C4, Class C4
2.701%, 11/15/2011 r		2,500	2,418
Chase Issuance Trust
Series 2007-A17, Class A
5.120%, 10/15/2014		4,870	4,750
Discover Card Master Trust
Series 2007-C1, Class C1
2.791%, 01/15/2013 r		2,370	2,062
Series 2007-A1, Class A1
5.650%, 03/16/2020		3,655	3,168
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
2.871%, 05/15/2014 ■r&		2,150	1,657
			16,058
Home Equity - 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 ■&		174	147

Manufactured Housing - 0.4%
Green Tree Financial
Series 1996-8, Class A7
8.050%, 10/15/2027 r		257	268
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■		2,875	2,775
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018		1,070	1,049
			4,092
Other - 15.7%
Banc of America Commercial Mortgage
Series 2006-2, Class A4
5.741%, 05/10/2045 r		785	710
Series 2005-5, Class AM
5.176%, 10/10/2045 r		4,445	3,760
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 r		8,765	8,082
Series 2007-T28, Class D
5.992%, 09/11/2042 ■r		1,780	799
Series 2007-PW18, Class AJ
6.413%, 06/11/2050 r		2,335	1,585
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.096%, 12/10/2049 r		1,595	1,076
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049		1,360	1,264
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■		1,805	1,749
Series 2004-RS1, Class A
4.018%, 03/03/2041 ■&		2,186	1,861
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045		7,405	7,254
Global Signal Trust
Series 2006-1, Class C
5.707%, 02/15/2036 ■		2,000	1,859
GMAC Commercial Mortgage Securities
Series 2005-C1, Class A2
4.471%, 05/10/2043		14,000	13,731
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035		777	748
Series 2005-GG5, Class A2
5.117%, 04/10/2037		13,745	13,462
Series 2005-GG5, Class A5
5.000%, 04/10/2037 r		4	4
Series 2007-GG11, Class AJ
6.207%, 12/10/2049 r		4,810	3,228
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.506%, 04/10/2038 r		4,450	4,327
Series 2006-GG8, Class A2
5.479%, 11/10/2039		13,440	12,888
Series 2006-GG8, Class A4
5.560%, 11/10/2039		3,135	2,774
Series 2007-GG10, Class A4
5.993%, 08/10/2045 r		17,885	15,269
Series 2006-RR2, Class A1
5.816%, 06/23/2046 ■r&		1,522	967
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 r		1,490	1,109
Series 2007-CB20, Class AJ
6.099%, 02/12/2051 r		2,085	1,408
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2
3.246%, 03/15/2029		10,000	9,889
Series 2005-C7, Class A2
5.103%, 11/15/2030		2,500	2,446
Series 2007-C7, Class AM
6.374%, 09/15/2045		3,160	2,520
Series 2008-C1, Class AJ
6.150%, 04/15/2041 r		1,585	1,060
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.128%, 07/12/2038 r		1,730	1,258
Series 2005-LC1, Class AM
5.264%, 01/12/2044 r		3,500	2,976
Series 2008-C1, Class A4
5.690%, 02/12/2051		8,395	7,095
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 r		4,400	3,602
Morgan Stanley Capital I
Series 2003-IQ6, Class A4
4.970%, 12/15/2041		5,112	4,717
Series 2005-HQ6, Class B
5.152%, 08/13/2042 r		745	553
Series 2005-HQ6, Class C
5.172%, 08/13/2042 r		705	524
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039		6,440	6,326
Small Business Administration
Series 2006-P10B, Class 1
5.681%, 08/10/2016		3,852	3,852
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
6.148%, 05/15/2046 r		2,905	1,939
Series 2007-C33, Class AJ
6.100%, 02/15/2051 r		2,745	1,835
			150,506
Total Asset-Backed Securities
(Cost $193,113)			177,798

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 14.7%
Adjustable Rate r - 4.4%
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class HAII
5.346%, 10/25/2034		8,791	6,676
Series 2005-7, Class 2A1A
4.862%, 09/25/2035		1,429	1,250
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
2.653%, 12/20/2046		3,875	2,354
Countrywide Home Loans
Series 2004-2, Class 2A1
5.296%, 02/25/2034		1,581	1,470
Series 2006-HYB5, Class 3A1A
6.041%, 09/20/2036		6,659	4,743
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.903%, 01/25/2035		2,072	1,519
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
4.810%, 03/19/2037		6,352	3,904
Series 2007-4, Class 2A1
5.540%, 07/19/2047		6,351	3,846
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.444%, 03/25/2035		795	566
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
5.600%, 04/25/2047		2,752	2,232
JPMorgan Mortgage Trust
Series 2004-A1, Class 3A1
5.090%, 02/25/2034		3,816	3,367
Series 2006-A7, Class 3A4
5.962%, 01/25/2037		2,690	2,106
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.891%, 08/25/2036		2,712	2,235
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.995%, 10/20/2035		1,006	928
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR10, Class 2A5
4.111%, 06/25/2035		1,809	1,767
Series 2006-AR1, Class 2A2
5.551%, 03/25/2036		3,640	3,347
			42,310
Fixed Rate - 10.3%
Bank of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.479%, 04/25/2037		2,344	1,583
Chase Mortgage Finance
Series 2003-S12, Class 1A1
4.750%, 12/25/2018		2,209	2,131
Series 2003-S11, Class 1A1
5.000%, 10/25/2033		2,478	2,216
Series 2003-S13, Class A16
5.000%, 11/25/2033		7,143	6,388
Chaseflex Trust
Series 2005-2, Class 4A1
5.000%, 05/25/2020		4,519	3,944
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035		696	658
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019		1,113	1,049
Series 2004-24CB, Class 2A1
5.000%, 11/25/2019		1,363	1,176
Series 2006-19CB, Class A15
6.000%, 08/25/2036		2,189	1,730
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037		7,303	5,929
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020		1,656	1,624
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■		3,920	3,758
Deutsche Alt-A Securities
Series 2006-AR5, Class 22A
5.500%, 10/25/2021		5,062	4,149
First Horizon Mortgage Pass-Through Trust
Series 2003-7, Class 2A1
4.500%, 09/25/2018		6,127	5,903
Series 2004-4, Class 2A1
4.500%, 07/25/2019		288	286
GMAC Mortgage Corporation Loan Trust
Series 2003-J4, Class 3A1
4.750%, 09/25/2018		5,995	5,682
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.948%, 03/25/2043		2,731	2,197
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019		818	783
Series 2005-4F, Class B1
5.734%, 05/25/2035		2,287	1,583
Impac Secured Assets
Series 2000-3, Class M1
8.000%, 10/25/2030		2,705	2,555
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.568%, 07/25/2047 +		6,441	5,440
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.206%, 11/25/2034		2,420	2,070
Residential Accredit Loans
Series 2005-QS12, Class A7
5.500%, 08/25/2035		2,777	2,731
Series 2006-QS4, Class A9
6.000%, 04/25/2036		8,627	6,871
Washington Mutual Pass-Through Certificates
Series 2002-S8, Class 2A7
5.250%, 01/25/2018		5,244	5,128
Series 2004-CB1, Class 1A
5.250%, 06/25/2019		1,752	1,712
Series 2004-RA3, Class 2A
6.609%, 08/25/2038		2,117	2,023
Series 2007-2, Class 3A1
5.500%, 04/25/2022		4,571	4,058
Wells Fargo Mortgage Backed Securities Trust
Series 2004-7, Class 2A2
5.000%, 07/25/2019		4,451	4,197
Series 2005-13, Class A1
5.000%, 11/25/2020		861	786
Series 2005-3, Class A9
5.500%, 05/25/2035		4,041	3,188
Series 2007-13, Class A8
6.000%, 09/25/2037		5,857	5,048
			98,576

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $161,342)			140,886

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 2.7%
Fixed Rate - 2.7%
Federal Home Loan Mortgage Corporation
Series 2937, Class JD
5.000%, 03/15/2028		4,000	4,041
Series 2690, Class OE
5.000%, 11/15/2028		4,000	4,025
Series 2901, Class UB
5.000%, 03/15/2033 q		5,000	4,879
Federal National Mortgage Association
Series 2005-44, Class PC
5.000%, 11/25/2027 q		7,750	7,816
Series 2003-81, Class MB
5.000%, 05/25/2029		3,375	3,404
Series 2005-62, Class JE
5.000%, 06/25/2035		2,015	2,010
			26,175
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $25,625)			26,175

Preferred Stocks - 0.4%		SHARES
Brokerage - 0.2%
Merrill Lynch q
Series AAPL		105,400	2,002

Insurance - 0.1%
Aspen Insurance Holdings
Series A		84,500	1,200

Sovereign - 0.1%
Fannie Mae q
Series S		217,000	473
Total Preferred Stocks
(Cost $9,885)			3,675

Municipal Bond - 0.2%		PAR
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016 &
(Cost $1,695)		$1,695	1,690

Convertible Security - 0.2%
Energy - 0.2%
Headwaters
2.875%, 06/01/2016 &
(Cost $1,677)		1,925	1,607

Options Purchased - 0.0%		CONTRACTS
Call Options Purchased - 0.0%
Euro-Bund Future, December 2008
Futures Call
Expires 11/21/2008
Exercise Price $117.000		72	66
Euro-Bund Future, December 2008
Futures Call
Expires 11/21/2008
Exercise Price $117.500		143	107
Total Purchased Options
(Cost $131)			173

Short-Term Investments - 3.7%
Money Market Fund - 2.5%		SHARES
First American Prime Obligations Fund, Class Z±		24,297,365	24,297

U.S. Treasury Obligations - 1.2%		PAR
U.S. Treasury Bills☐
1.643%, 10/09/2008		$2,270	2,269
1.603%, 11/20/2008		4,780	4,769
1.000%, 01/22/2009		1,515	1,510
1.053%, 02/05/2009		2,555	2,546
1.722%, 07/02/2009		410	405
			11,499
Total Short-Term Investments
(Cost $35,790)			35,796

Investment Purchased with Proceeds from Securities Lending - 6.7%
Mount Vernon Securities Lending Prime Portfolio †		SHARES
(Cost $63,815)		63,814,852	63,815

Total Investments ◆ - 114.0%
(Cost $1,219,374)			1,094,308
Other Assets and Liabilities, Net - (14.0)%			(134,404)
Total Net Assets - 100.0%			$959,904

s
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held fair valued securities disclosed in footnote +.

r	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2008.
q	This security or a portion of this security is out on loan at September 30, 2008. Total loaned securities had a market value of $61,868 at September 30, 2008.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2008, the value of these investments was $86,228 or 9.0% of total net assets.

Æ	Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On September 30, 2008, the value of these investments was $26,776, which represents 2.8% of total net assets.
w	Security is in default at September 30, 2008.
&
Illiquid securities - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.   As of September 30, 2008, the value of these investments were $12,142 or 1.3% of total net assets:

				Dates
	Security		Par	Acquired	Cost Basis
	BLT Finance BV		$1,450	8/07	$ 1,378
	Commercial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A		2,186	2/07	2,124
	Galaxy Entertainment		575	3/06	594
	Greentown China Holdings - REIT		1,685	11/06-2/07	1,700
	GRMT Mortgage Loan Trust, Series 2001-1A, Class M1		174	5/01	174
	GS Mortgage Securities II, Series 2006-RR2, Class A1		1,522	7/06	1,494
	Headwaters		1,925	7/07-2/08	1,677
	LG Electronics		785	6/05	781
	Shimao Property Holdings		1,110	1/07	1,130
	Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B		1,695	6/06	1,695
	Ultrapetrol		750	9/07	727
	Washington Mutual Master Note Trust, Series 2007-C1, Class C1		2,150	8/07	2,055

Þ	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.
+	Security is fair valued. As of September 30, 2008, the fair value of this investment was $5,440 or 0.6% of total net assets.
«	Security purchased on a when-issued basis. On September 30, 2008, the total cost of investments purchased on a when-issued basis was $56,744 or 5.9% of total net assets.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of September 30, 2008.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $1,219,374.  The approximate aggregate gross unrealized appreciation and depreciation of investments,  based on this cost, were as follows:

	Gross unrealized appreciation	$ 3,378
	Gross unrealized depreciation	(128,444)
	Net unrealized depreciation	$(125,066)

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
STRIPS - Separate Trading of Registered Interest and Principal Securities

	Schedule of Open Futures Contracts

		Number of
		Contracts	Notional		Unrealized
		Purchased	Contract	Settlement	Appreciation
	Description	(Sold)	Value	Month	(Depreciation)

	Australian Dollar Currency Futures	(63)	$ (4,968)	December 2008	$ 52
	British Pounds Currency Futures	(110)	(12,265)	December 2008	(229)
	Canadian Dollar Currency Futures	228	21,494	December 2008	(229)
	Euro-Bund Futures	256	41,471	December 2008	304
	Euro Currency Futures	163	28,798	December 2008	(15)
	Eurodollar 90 Day Futures	293	282,921	December 2009	(182)
	Swiss Franc Currency Futures	158	17,702	December 2008	(378)
	U.S. Treasury 2 Year Note Futures	(634)	(135,319)	December 2008	319
	U.S. Treasury 5 Year Note Futures	(262)	(29,405)	December 2008	(25)
	U.S. Treasury 10 Year Note Futures	(347)	(39,775)	December 2008	1,056
	U.S. Treasury Long Bond Futures	(297)	(34,800)	December 2008	651
					$ 1,324

	Credit Default Swap Agreements

							Unrealized
		Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
	Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

	Bank of America	Lehman Brothers Holdings	Buy	3.430%	09/20/2013	$ 2,300	$ 1,943
	Credit Suisse First Boston	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2012	45,756	(379)
	Deutsche Bank	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	28,500	(614)
	Deutsche Bank	Dow Jones CDX HVOL10 Index	Sell	3.500%	06/20/2013	44,200	(2,129)
	Deutsche Bank	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2013	51,266	(446)
	JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	2,700	90
	JPMorgan	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	10,500	(84)
	JPMorgan	Dow Jones CDX HY9 Index	Sell	3.750%	12/20/2012	19,107	(73)
	JPMorgan	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2013	25,500	(175)
	JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	Sell	6.500%	06/20/2013	22,600	(714)
	JPMorgan	Morgan Stanley	Buy	5.000%	12/20/2013	6,000	(321)
	UBS	Markit ABX AAA071 Index	Sell	0.090%	08/25/2037	6,450	328
	UBS	Dow Jones iTraxx Asia ex-Japan Index	Sell	6.500%	06/20/2013	20,100	(887)
	UBS	Korea Government International Bond	Buy	1.050%	09/20/2015	10,900	507
	UBS	Lehman Brothers Holdings	Buy	3.350%	09/20/2013	2,000	1,690
							$ (1,264)

	Interest Rate Swap Agreements

		Floating					Unrealized
		Rate	Pay/Receive		Expiration	Notional	Appreciation
	Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)

	JPMorgan	3-Month LIBOR	Pay	3.958%	06/17/2010	$ 29,000	$ 333
	JPMorgan	3-Month LIBOR	Pay	3.612%	09/19/2013	18,000	(372)
	JPMorgan	3-Month LIBOR	Pay	4.135%	09/24/2013	18,000	44
	UBS	3-Month LIBOR	Pay	2.795%	04/18/2010	28,000	(242)
	UBS	3-Month LIBOR	Pay	3.418%	05/30/2010	29,000	71
	UBS	3-Month LIBOR	Pay	3.343%	07/18/2010	53,000	(26)
	UBS	3-Month LIBOR	Pay	4.070%	09/25/2013	11,000	(5)
							$ (197)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open - and closed - end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are corporate bonds, asset-backed securities, mortgage-backed securities, convertible bonds, U.S. government and agency securities, U.S. treasury bills, and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

	Investments	Other
	in	Financial
	Securities	Instruments*
Level 1 - Quoted prices in active markets for identical assets	$ 90,760	$ 1,324
Level 2 - Other significant observable inputs	989,663	(1,461)
Level 3 - Significant unobservable inputs	13,885	—
Total	$ 1,094,308	$ (137)

*Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other
	in	Financial
	Securities	Instruments*
Balance as of June 30, 2008	$ 8,784	$ —
Accrued discounts/premiums	—	—
Realized gain (loss)	10	—
Change in net unrealized appreciation (depreciation)	(391)	—
Net purchases (sales)	5,482	—
Transfers in and/or out of Level 3	—	—
Balance as of September 30, 2008	$ 13,885	$ —

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.  While uniformity of presentation is the objective of the standard, implementation has just begun and it is likely that there will be a range of practices utilized.  It may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Schedule of INVESTMENTS September 30, 2008 (unaudited), all dollars are rounded to thousands (000)

U.S. Government Mortgage Fund

DESCRIPTION	PAR	VALUE s
U.S. Government Agency Mortgage-Backed Securities - 96.5%
Adjustable Rate r - 5.8%
Federal Home Loan Mortgage Corporation Pool
5.590%, 05/01/2037, #1H1396	$2,755	$2,804
Federal National Mortgage Association Pool
5.455%, 03/01/2037, #914224	2,447	2,488
5.480%, 04/01/2037, #913187	2,272	2,322
		7,614

Fixed Rate - 90.7%
Federal Home Loan Mortgage Corporation Pool
7.000%, 07/01/2011, #E20252	12	12
7.500%, 09/01/2012, #G10735	71	75
6.000%, 10/01/2013, #E72802	146	149
5.500%, 01/01/2014, #E00617	532	543
7.000%, 09/01/2014, #E00746	90	95
6.000%, 09/01/2022, #C90580	734	750
6.500%, 01/01/2028, #G00876	297	308
6.500%, 11/01/2028, #C00676	671	695
7.500%, 01/01/2030, #C35768	37	41
6.500%, 03/01/2031, #G01244	511	529
5.000%, 09/01/2033, #C01622	1,788	1,747
6.000%, 08/01/2036, #A51416	1,032	1,045
Federal National Mortgage Association Pool
7.000%, 11/01/2011, #250738	7	7
7.000%, 11/01/2011, #349630	2	2
7.000%, 11/01/2011, #351122	9	10
6.000%, 04/01/2013, #425550	88	90
6.500%, 08/01/2013, #251901	73	76
6.000%, 11/01/2013, #556195	103	106
7.000%, 10/01/2014, #252799	61	64
5.500%, 04/01/2016, #580516	499	509
6.500%, 07/01/2017, #254373	628	653
7.000%, 07/01/2017, #254414	606	638
5.500%, 12/01/2017, #673010	472	481
5.500%, 04/01/2018, #695765	563	573
4.500%, 05/01/2018, #254720	2,991	2,947
5.500%, 09/01/2019, #725793	2,619	2,662
6.000%, 12/01/2021, #254138	424	433
6.000%, 01/01/2022, #254179	534	545
6.500%, 06/01/2022, #254344	490	507
6.000%, 10/01/2022, #254513 q	591	604
5.500%, 10/01/2025, #255956	2,984	2,992
7.000%, 12/01/2027, #313941	340	359
7.000%, 09/01/2031, #596680	775	810
6.500%, 12/01/2031, #254169	762	782
6.000%, 04/01/2032, #745101 q	2,620	2,662
6.500%, 06/01/2032, #596712	2,033	2,082
6.500%, 07/01/2032, #545759	1,047	1,082
7.000%, 07/01/2032, #545815	207	217
6.000%, 08/01/2032, #656269	717	727
5.500%, 03/01/2033, #689109	2,164	2,165
5.500%, 04/01/2033, #703392	2,486	2,486
5.500%, 05/01/2033, #704523	1,719	1,719
5.500%, 06/01/2033, #843435	1,816	1,817
5.500%, 07/01/2033, #726520	2,447	2,447
5.500%, 07/01/2033, #728667	1,322	1,323
4.500%, 08/01/2033, #555680	1,812	1,721
5.000%, 08/01/2033, #736158	2,382	2,328
5.000%, 09/01/2033, #734566	2,565	2,507
5.000%, 10/01/2033, #747533	2,404	2,350
5.500%, 11/01/2033, #555967	2,653	2,653
6.000%, 01/01/2034, #763687	1,988	2,019
6.000%, 03/01/2034, #745324 q	2,324	2,368
5.000%, 05/01/2034, #780889	3,336	3,258
6.500%, 06/01/2034, #735273 q	1,442	1,490
4.500%, 09/01/2034, #725866	1,117	1,060
5.000%, 07/01/2035, #826305	2,800	2,733
5.000%, 03/01/2036, #745336 q	2,494	2,434
7.000%, 06/01/2037, #928519	4,443	4,647
6.000%, 09/01/2037, #952452	3,462	3,510
5.000%, 06/01/2038, #929622	998	973
5.500%, 06/01/2038, #984600	998	996
5.500%, 08/01/2038, #983827	2,497	2,492
5.500%, 10/14/2038 «	6,500	6,482
6.000%, 10/14/2038 «	17,705	17,932
6.500%, 10/14/2038 «	12,000	12,304
Government National Mortgage Association Pool
9.000%, 11/15/2009, #359559	7	7
8.000%, 10/15/2010, #414750	7	8
7.500%, 12/15/2022, #347332	61	65
7.000%, 09/15/2027, #455304	18	19
6.500%, 07/15/2028, #780825	532	547
6.500%, 08/20/2031, #003120	205	211
7.500%, 12/15/2031, #570134	152	164
6.000%, 09/15/2034, #633605	1,978	2,013
		119,857

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $127,546)		127,471

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 15.5%
Adjustable Rate r - 2.3%
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
2.653%, 12/20/2046	930	565
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
4.810%, 03/19/2037	934	574
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.931%, 02/25/2033	231	231
Series 2006-AR1, Class 2A2
5.551%, 03/25/2036	1,919	1,764
		3,134

Fixed Rate - 13.2%
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2037	959	669
Bank of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.479%, 04/25/2037	848	573
Countrywide Alternative Loan Trust
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	1,135	1,012
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	1,292	1,049
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	1,546	1,430
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.948%, 03/25/2043	905	728
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.734%, 05/25/2035	1,372	950
Impac Secured Assets
Series 2000-3, Class M1
8.000%, 10/25/2030	465	439
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.568%, 07/25/2047 +	837	707
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	634	561
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.206%, 11/25/2034	1,720	1,471
Residential Accredit Loans
Series 2003-QS12, Class M1
5.000%, 06/25/2018	828	651
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.316%, 04/25/2031	2,559	2,373
Series 2004-SL4, Class A3
6.500%, 07/25/2032	1,326	1,161
Washington Mutual
Series 2003-S13, Class 21A1
4.500%, 12/25/2018	1,722	1,645
Washington Mutual Mortgage Pass-Through Trust
Series 2007-2, Class 3A1
5.500%, 04/25/2022	463	411
Washington Mutual MSC Mortgage
Series 2003-MS9, Class CB1
7.433%, 04/25/2033	1,458	1,119
Wells Fargo Mortgage Backed Securities Trust
Series 2007-9, Class 1A4
5.500%, 07/25/2037	600	455
		17,404

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $24,487)		20,538

Asset-Backed Securities - 10.0%
Credit Cards - 1.0%
American Express Issuance Trust
Series 2005-1, Class C
2.801%, 08/15/2011 r	355	316
Bank of America Credit Card Trust
Series 2006-C4, Class C4
2.701%, 11/15/2011 r	350	339
Discover Card Master Trust
Series 2007-C1, Class C1
2.791%, 01/15/2013 r	375	326
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
2.871%, 05/15/2014 r■&	375	289
		1,270

Home Equity - 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 ■&	58	49

Manufactured Housing - 0.5%
Origen Manufactured Housing
Series 2005-B, Class M1
5.990%, 01/15/2037	750	654

Other - 8.5%
Banc of America Commercial Mortgage
Series 2005-5, Class AM
5.176%, 10/10/2045	610	516
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
5.992%, 09/11/2042 r■	285	128
Series 2007-PW18, Class AJ
6.413%, 06/11/2050	320	217
Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4
5.444%, 03/10/2039	1,000	845
Series 2007-GG11, Class A4
5.736%, 12/10/2049	1,470	1,248
Series 2007-GG11, Class AJ
6.207%, 12/10/2049 r	800	537
GS Mortgage Securities II
Series 2006-GG8, Class A2
5.479%, 11/10/2039	3,500	3,356
Series 2007-GG10, Class A4
5.993%, 08/10/2045 r	2,400	2,049
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 r	255	190
Series 2007-CB20, Class AJ
6.099%, 02/12/2051 r	505	341
LB-UBS Commercial Mortgage Trust
Series 2008-C1, Class AJ
6.150%, 04/15/2041 r	495	331
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.128%, 07/12/2038 r	285	207
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 r	600	491
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 r	120	89
Series 2005-HQ6, Class C
5.172%, 08/13/2042 r	110	82
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
6.148%, 05/15/2046 r	455	304
Series 2007-C33, Class AJ
6.100%, 02/15/2051 r	445	297
		11,228

Total Asset-Backed Securities
(Cost $15,509)		13,201

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 2.2%
Fixed Rate - 2.2%
Federal Home Loan Mortgage Corporation
Series 2382, Class DA
5.500%, 10/15/2030	175	180
Federal National Mortgage Association
Series 2004-29, Class WG
4.500%, 05/25/2019	2,000	1,950
Series 2002-W1, Class 2A
7.500%, 02/25/2042	715	753
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $2,825)		2,883

Short-Term Investments - 3.7%	SHARES
Money Market Fund - 2.4%
First American Government Obligations Fund, Class Z ±	3,240,526	3,241

U.S. Treasury Obligations - 1.3%	PAR
U.S. Treasury Bills ☐
1.266%, 10/09/2008	$185	185
1.572%, 11/20/2008	395	394
1.000%, 01/22/2009	1,070	1,066
0.952%, 01/29/2009	20	20
		1,665
Total Short-Term Investments
(Cost $4,907)		4,906
Investment Purchased with Proceeds from Securities Lending - 7.5%	SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $9,882)	9,881,548	9,882
Total Investments ◆ - 135.4%
(Cost $185,156)		178,881
Other Assets and Liabilities, Net - (35.4)%		(46,778)
Total Net Assets - 100.0%		$132,103

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2008, the fund held a fair valued security disclosed in footnote +.

r	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2008.
q	This security or a portion of this security is out on loan at September 30, 2008. Total loaned securities had a value of $9,557 at September 30, 2008.
«	Security purchased on a when-issued basis. On September 30, 2008, the total cost of investments purchased on a when-issued basis was $36,798 or 27.9% of total net assets.
+	Security is fair valued. As of September 30, 2008, the fair value of this investment was $707 or 0.5% of total net assets.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2008, the value of these investments was $466 or 0.4% of total net assets.

&
Illiquid securities - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of September 30, 2008, the value of these investments was $338 or 0.3% of total net assets:

			Dates
	Security	Par	Acquired	Cost Basis
	GRMT Mortgage Loan Trust, Series 2001-1A, Class M1	$58	9/02	$ 60
	Washington Mutual Master Note Trust, Series 2007-C1, Class C1	375	8/07	358

±	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of September 30, 2008.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On September 30, 2008, the cost of investments for federal income tax purposes was approximately $185,156. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 812
	Gross unrealized depreciation	(7,087)
	Net unrealized depreciation	$ (6,275)

	Schedule of Open Futures Contracts

		Number of
		Contracts	Notional		Unrealized
		Purchased	Contract	Settlement	Appreciation
	Description	(Sold)	Value	Month	(Depreciation)
	U.S. Treasury 2 Year Note Futures	3	$ 640	December 2008	$ 5
	U.S. Treasury 5 Year Note Futures	(94)	(10,550)	December 2008	(4)
	U.S. Treasury 10 Year Note Futures	(180)	(20,633)	December 2008	168
	U.S. Treasury Long Bond Futures	(6)	(703)	December 2008	3
					$ 172

	Credit Default Swap Agreements
							Unrealized
		Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
	Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
	Credit Suisse First Boston	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2013	$ 2,165	$ (18)
	Deutsche Bank	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	300	(4)
	JPMorgan	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	800	(6)
	UBS	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	3,500	(193)
	UBS	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2013	3,542	(29)
	UBS	Markit ABX AAA071 Index	Sell	0.090%	08/25/2037	850	43
							$ (207)

	Interest Rate Swap Agreements

		Floating					Unrealized
		Rate	Pay/Receive		Expiration	Notional	Appreciation
	Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)
	JPMorgan	3-Month LIBOR	Pay	3.958%	06/17/2010	$ 4,000	$ 46
	JPMorgan	3-Month LIBOR	Pay	3.612%	09/19/2013	2,000	(41)
	JPMorgan	3-Month LIBOR	Pay	4.135%	09/24/2013	2,000	5
	UBS	3-Month LIBOR	Pay	3.343%	07/18/2010	7,000	(4)
	UBS	3-Month LIBOR	Pay	5.180%	08/02/2010	3,000	96
	UBS	3-Month LIBOR	Pay	4.070%	09/25/2013	2,000	(1)
							$ 101

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on July 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open - and closed - end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).  Generally, the types of securities included in Level 2 of the fund are corporate bonds, asset-backed securities, mortgage-backed securities, convertible bonds, U.S. government and agency securities, U.S. treasury bills, and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of September 30, 2008, the fund's investments were classified as follows:

	Investments	Other
	in	Financial
	Securities	Instruments*
Level 1 - Quoted prices in active markets for identical assets	$ 13,123	$ 128
Level 2 - Other significant observable inputs	165,051	(62)
Level 3 - Significant unobservable inputs	707	—
Total	$ 178,881	$ 66

*Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other
	in	Financial
	Securities	Instruments*
Balance as of June 30, 2008	$ —	$ —
Accrued discounts/premiums	2	—
Realized gain (loss)	—	—
Change in net unrealized appreciation (depreciation)	(7)	—
Net purchases (sales)	712	—
Transfers in and/or out of Level 3	—	—
Balance as of September 30, 2008	$ 707	$ —

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.  While uniformity of presentation is the objective of the standard, implementation has just begun and it is likely that there will be a range of practices utilized.  It may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a))  are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   November 26, 2008

By:    /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   November 26, 2008